Quarterly Portfolios of Investments
Harbor Funds
July 31, 2023

Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Disruptive Innovation Fund
Harbor Diversified International All Cap Fund
Harbor Global Leaders Fund
Harbor International Fund
Harbor International Core Fund
Harbor International Growth Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Table of Contents

Portfolios of Investments
Harbor Capital Appreciation Fund	1
Harbor Convertible Securities Fund	3
Harbor Core Bond Fund	6
Harbor Core Plus Fund	12
Harbor Disruptive Innovation Fund	19
Harbor Diversified International All Cap Fund	21
Harbor Global Leaders Fund	27
Harbor International Fund	29
Harbor International Core Fund	34
Harbor International Growth Fund	42
Harbor International Small Cap Fund	44
Harbor Large Cap Value Fund	46
Harbor Mid Cap Fund	48
Harbor Mid Cap Value Fund	50
Harbor Small Cap Growth Fund	53
Harbor Small Cap Value Fund	55
Notes to Portfolios of Investments	57

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.3%
Shares		Value
AUTOMOBILE COMPONENTS—0.2%
1,690,520	Mobileye Global, Inc. Class A (Israel)*	$64,544
AUTOMOBILES—4.9%
4,745,743	Tesla, Inc. *	1,269,154
BIOTECHNOLOGY—1.3%
147,073	Argenx SE ADR (Netherlands)*,1	74,195
716,125	Vertex Pharmaceuticals, Inc. *	252,320
		326,515
BROADLINE RETAIL—7.5%
11,369,106	Amazon.com, Inc. *	1,519,822
340,157	MercadoLibre, Inc. (Brazil)*	421,131
		1,940,953
CAPITAL MARKETS—1.9%
574,204	Goldman Sachs Group, Inc.	204,342
324,496	Moody’s Corp.	114,466
432,508	S&P Global, Inc.	170,629
		489,437
CONSUMER FINANCE—0.4%
673,965	American Express Co.	113,819
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.0%
918,372	Costco Wholesale Corp.	514,904
ENTERTAINMENT—1.4%
830,172	Netflix, Inc. *	364,421
FINANCIAL SERVICES—6.5%
163,908	Adyen NV (Netherlands)*,2	304,216
1,538,381	Mastercard, Inc. Class A	606,553
3,206,887	Visa, Inc. Class A	762,373
		1,673,142
GROUND TRANSPORTATION—2.3%
11,878,818	Uber Technologies, Inc. *	587,526
HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
1,697,664	Dexcom, Inc. *	211,461
856,749	Intuitive Surgical, Inc. *	277,929
		489,390
HEALTH CARE PROVIDERS & SERVICES—1.0%
501,301	UnitedHealth Group, Inc.	253,844
HOTELS, RESTAURANTS & LEISURE—2.5%
1,962,354	Airbnb, Inc. Class A*	298,650
77,260	Chipotle Mexican Grill, Inc. Class A*	151,606
914,359	Marriott International, Inc. Class A	184,527
		634,783
INTERACTIVE MEDIA & SERVICES—8.9%
5,216,380	Alphabet, Inc. Class A*	692,318
5,201,978	Alphabet, Inc. Class C*	692,435
2,825,342	Meta Platforms, Inc. Class A*	900,154
		2,284,907
IT SERVICES—2.1%
598,694	MongoDB, Inc. Class A*	253,487
1,589,274	Snowflake, Inc. Class A*	282,430
		535,917

COMMON STOCKS—Continued
Shares		Value
MEDIA—0.7%
1,839,034	Trade Desk, Inc. Class A*	$167,830
PERSONAL CARE PRODUCTS—1.1%
624,105	L’Oreal SA (France)	290,277
PHARMACEUTICALS—6.3%
4,921,727	AstraZeneca PLC ADR (United Kingdom)[1]	352,888
1,718,728	Eli Lilly & Co.	781,248
2,964,077	Novo Nordisk AS ADR (Denmark)[1]	477,512
		1,611,648
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—15.6%
6,566,607	Advanced Micro Devices, Inc. *	751,220
303,567	ASML Holding NV New York Registry Shares (Netherlands)	217,479
685,664	Broadcom, Inc.	616,172
1,742,960	Micron Technology, Inc.	124,430
4,901,531	NVIDIA Corp.	2,290,436
		3,999,737
SOFTWARE—14.4%
901,909	Adobe, Inc. *	492,595
1,065,800	Cadence Design Systems, Inc. *	249,408
1,227,471	CrowdStrike Holdings, Inc. Class A*	198,433
5,791,989	Microsoft Corp.	1,945,645
2,349,566	Salesforce, Inc. *	528,676
474,391	ServiceNow, Inc. *	276,570
		3,691,327
SPECIALIZED REITS—0.9%
1,267,101	American Tower Corp.	241,142
SPECIALTY RETAIL—3.4%
722,214	Home Depot, Inc.	241,104
267,245	O’Reilly Automotive, Inc. *	247,413
3,053,397	TJX Cos., Inc.	264,210
278,558	Ulta Beauty, Inc. *	123,903
		876,630
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.2%
9,403,136	Apple, Inc.	1,847,246
TEXTILES, APPAREL & LUXURY GOODS—4.9%
1,113,764	Lululemon Athletica, Inc. *	421,593
638,516	LVMH Moet Hennessy Louis Vuitton SE (France)	593,033
2,113,723	NIKE, Inc. Class B	233,334
		1,247,960
TOTAL COMMON STOCKS (Cost $12,089,703)		25,517,053

PREFERRED STOCKS—0.6%

(Cost $103,947)
AUTOMOBILES—0.6%
1,285,488	Dr Ing hc F Porsche AG (Germany)[2]	157,193
TOTAL INVESTMENTS—99.9% (Cost $12,193,650)		25,674,246
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		37,905
TOTAL NET ASSETS—100%		$25,712,151

⬤
1

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of July 31, 2023, the investments in Adyen NV, Dr. Ing. h.c.F. Porsche AG, L’Oreal SA, and LVMH Moet Hennessy Loius Vuitton SE (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security

Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2023, the aggregate value of these securities was $461,409 or 2% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Convertible Bonds—87.7%
Principal Amount		Value
Automobiles—1.7%
$200	Fisker, Inc. 2.500%—09/15/2026[1]	$108
100	Ford Motor Co. 0.000%—03/15/2026[2]	103
200	Rivian Automotive, Inc. 4.625%—03/15/2029[1]	323
		534
Biotechnology—1.3%
100	Bridgebio Pharma, Inc. 2.500%—03/15/2027	111
100	Insmed, Inc. 0.750%—06/01/2028	87
200	Ionis Pharmaceuticals, Inc. 0.000%—04/01/2026[2]	188
		386
Commercial Services & Supplies—3.1%
400	Block, Inc. 0.250%—11/01/2027	315
300	Marathon Digital Holdings, Inc. 1.000%—12/01/2026	191
300	Shift4 Payments, Inc. 0.500%—08/01/2027	268
200	Stride, Inc. 1.125%—09/01/2027	195
		969
Construction & Engineering—0.9%
200	Granite Construction, Inc. 2.750%—11/01/2024	274
Diversified REITs—2.3%
300	Ventas Realty LP 3.750%—06/01/2026[1]	310
400	Welltower OP LLC 2.750%—05/15/2028[1]	408
		718
Electric Utilities—2.3%
300	CMS Energy Corp. 3.375%—05/01/2028[1]	300
100	NRG Energy, Inc. 2.750%—06/01/2048	107
200	Ormat Technologies, Inc. 2.500%—07/15/2027	216
100	Southern Co. 3.875%—12/15/2025[1]	101
		724
Electronic Equipment, Instruments & Components—2.5%
200	Itron, Inc. 0.000%—03/15/2026[2]	182
200	PAR Technology Corp. 1.500%—10/15/2027	161
400	Vishay Intertechnology, Inc. 2.250%—06/15/2025	428
		771
Energy Equipment & Services—1.5%
100	Array Technologies, Inc. 1.000%—12/01/2028	103

Convertible Bonds—Continued
Principal Amount		Value
Energy Equipment & Services—Continued
$100	Enphase Energy, Inc. 0.250%—03/01/2025	$193
200	Sunnova Energy International, Inc. 2.625%—02/15/2028[1]	163
		459
Entertainment—1.7%
100	Cinemark Holdings, Inc. 4.500%—08/15/2025	138
500	DraftKings Holdings, Inc. 0.000%—03/15/2028[2]	389
		527
Financial Services—5.8%
700	Coinbase Global, Inc. 0.500%—06/01/2026	539
400	EZCORP, Inc. 3.750%—12/15/2029[1]	413
200	New Mountain Finance Corp. 7.500%—10/15/2025[1]	203
300	SoFi Technologies, Inc. 0.000%—10/15/2026[1,2]	257
500	Upstart Holdings, Inc. 0.250%—08/15/2026	371
		1,783
Food Products—1.3%
200	Chefs' Warehouse, Inc. 2.375%—12/15/2028[1]	212
200	Post Holdings, Inc. 2.500%—08/15/2027[1]	200
		412
Health Care Providers & Services—8.8%
400	Alphatec Holdings, Inc. 0.750%—08/01/2026	464
300	CONMED Corp. 2.250%—06/15/2027	316
	Exact Sciences Corp.
300	0.375%—03/15/2027	330
400	0.375%—03/01/2028	417
		747
400	Haemonetics Corp. 0.000%—03/01/2026[2]	348
100	Insulet Corp. 0.375%—09/01/2026	133
100	Integer Holdings Corp. 2.125%—02/15/2028[1]	122
100	Lantheus Holdings, Inc. 2.625%—12/15/2027[1]	134
100	Teladoc Health, Inc. 1.250%—06/01/2027	81
300	TransMedics Group, Inc. 1.500%—06/01/2028[1]	367
		2,712
Hotels, Restaurants & Leisure—1.4%
200	Cheesecake Factory, Inc. 0.375%—06/15/2026	170
100	Cracker Barrel Old Country Store, Inc. 0.625%—06/15/2026	86

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
Hotels, Restaurants & Leisure—Continued
$200	Shake Shack, Inc. 0.000%—03/01/2028[2]	$161
		417
Internet & Catalog Retail—10.0%
600	Airbnb, Inc. 0.000%—03/15/2026[2]	541
100	Booking Holdings, Inc. 0.750%—05/01/2025	162
	Okta, Inc.
300	0.125%—09/01/2025	274
300	0.375%—06/15/2026	259
		533
100	Opendoor Technologies, Inc. 0.250%—08/15/2026[1]	72
300	Palo Alto Networks, Inc. 0.375%—06/01/2025	755
400	Snap, Inc. 0.000%—05/01/2027[2]	302
	Wayfair, Inc.
400	1.000%—08/15/2026	349
200	3.500%—11/15/2028[1]	373
		722
		3,087
Leisure Products—5.3%
	Carnival Corp.
100	5.750%—10/01/2024	198
200	5.750%—12/01/2027[1]	333
		531
200	Liberty TripAdvisor Holdings, Inc. 0.500%—06/30/2051[1]	167
	NCL Corp. Ltd.
200	1.125%—02/15/2027	188
300	2.500%—02/15/2027	289
		477
200	Royal Caribbean Cruises Ltd. 6.000%—08/15/2025[1]	460
		1,635
Machinery—1.7%
200	Axon Enterprise, Inc. 0.500%—12/15/2027[1]	207
100	Bloom Energy Corp. 3.000%—06/01/2028[1]	120
200	John Bean Technologies Corp. 0.250%—05/15/2026	192
		519
Media—3.4%
	DISH Network Corp.
800	0.000%—12/15/2025[2]	491
100	3.375%—08/15/2026	56
		547
100	Liberty Broadband Corp. 3.125%—03/31/2053[1]	102
200	Liberty Media Corp. 2.750%—12/01/2049[1]	189

Convertible Bonds—Continued
Principal Amount		Value
Media—Continued
$200	Liberty Media Corp.-Liberty Formula One 2.250%—08/15/2027[1]	$212
		1,050
Metals & Mining—1.0%
100	ATI, Inc. 3.500%—06/15/2025	312
Oil, Gas & Consumable Fuels—3.0%
300	Helix Energy Solutions Group, Inc. 6.750%—02/15/2026	462
200	Northern Oil & Gas, Inc. 3.625%—04/15/2029[1]	244
200	Oil States International, Inc. 4.750%—04/01/2026	217
		923
Passenger Airlines—1.9%
200	American Airlines Group, Inc. 6.500%—07/01/2025	246
400	JetBlue Airways Corp. 0.500%—04/01/2026	326
		572
Personal Care Products—0.5%
200	Beauty Health Co. 1.250%—10/01/2026[1]	159
Pharmaceuticals—3.7%
100	Collegium Pharmaceutical, Inc. 2.875%—02/15/2029[1]	88
500	Dexcom, Inc. 0.375%—05/15/2028[1]	505
300	MannKind Corp. 2.500%—03/01/2026	337
200	Revance Therapeutics, Inc. 1.750%—02/15/2027	203
		1,133
Real Estate Management & Development—1.2%
100	GEO Corrections Holdings, Inc. 6.500%—02/23/2026[1]	115
300	Redfin Corp. 0.000%—10/15/2025[2]	249
		364
Semiconductors & Semiconductor Equipment—3.9%
300	Microchip Technology, Inc. 0.125%—11/15/2024	346
	ON Semiconductor Corp.
200	0.000%—05/01/2027[2]	413
300	0.500%—03/01/2029[1]	367
		780
100	Wolfspeed, Inc. 1.875%—12/01/2029[1]	86
		1,212
Software—16.5%
200	Akamai Technologies, Inc. 0.375%—09/01/2027	197

⬤

Harbor Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
Software—Continued
	Bentley Systems, Inc.
$400	0.125%—01/15/2026	$410
100	0.375%—07/01/2027	90
		500
500	Ceridian HCM Holding, Inc. 0.250%—03/15/2026	447
200	Cloudflare, Inc. 0.000%—08/15/2026[2]	172
100	DigitalOcean Holdings, Inc. 0.000%—12/01/2026[2]	79
100	Dropbox, Inc. 0.000%—03/01/2026[2]	95
400	Envestnet, Inc. 0.750%—08/15/2025	371
600	Fastly, Inc. 0.000%—03/15/2026[2]	502
300	Guidewire Software, Inc. 1.250%—03/15/2025	296
300	MicroStrategy, Inc. 0.000%—02/15/2027[2]	217
200	MongoDB, Inc. 0.250%—01/15/2026	409
200	Nutanix, Inc. 0.250%—10/01/2027	174
500	Pegasystems, Inc. 0.750%—03/01/2025	461
500	Porch Group, Inc. 0.750%—09/15/2026[1]	180
100	Progress Software Corp. 1.000%—04/15/2026	113
100	Rapid7, Inc. 2.250%—05/01/2025	103
	Splunk, Inc.
400	1.125%—09/15/2025	401
100	1.125%—06/15/2027	87
		488
100	Unity Software, Inc. 0.000%—11/15/2026[2]	81
100	Verint Systems, Inc. 0.250%—04/15/2026	90
100	Zscaler, Inc. 0.125%—07/01/2025	123
		5,098

Convertible Bonds—Continued
Principal Amount		Value
Specialty Retail—1.0%
$300	Greenbrier Cos., Inc. 2.875%—04/15/2028	$309
Total Convertible Bonds (Cost $26,041)		27,059

Convertible Preferred Stocks—8.6%
Shares
Banks—2.5%
100	Bank of America Corp.—7.250%	122
550	Wells Fargo & Co.—7.500%	648
		770
Construction & Engineering—0.1%
14	Fluor Corp.—6.500%	20
Diversified REITs—1.0%
12,400	RLJ Lodging Trust—1.950%	304
Electric Utilities—1.8%
12,200	NextEra Energy, Inc.—6.926%	558
Independent Power and Renewable Electricity Producers—0.9%
3,400	AES Corp.—6.875%	291
Machinery—1.2%
3,400	RBC Bearings, Inc.—5.000%	369
Oil, Gas & Consumable Fuels—1.1%
7,200	El Paso Energy Capital Trust I—4.750%	332
Total Convertible Preferred Stocks (Cost $2,701)		2,644
TOTAL INVESTMENTS—96.3% (Cost $28,742)		29,703
CASH AND OTHER ASSETS, LESS LIABILITIES—3.7%		1,131
TOTAL NET ASSETS—100.0%		$30,834

FAIR VALUE MEASUREMENTS
As of July 31, 2023, the investments in Convertible Preferred Stocks (as disclosed in the preceding Portfolio of Investments) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2023, the aggregate value of these securities was $7,600 or 25% of net assets.
2
Zero coupon bond
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—11.2%
Principal Amount		Value
$385	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	$338
514	American Tower Trust I 5.490%—03/15/2028[1]	515
410	AMSR Trust Series 2021-SFR3 Cl. A 1.476%—10/17/2038[1]	359
366	BA Credit Card Trust Series 2022-A2 Cl. A2 5.000%—04/15/2028	365
136	CF Hippolyta Issuer LLC Series 2020-1 Cl. A1 1.690%—07/15/2060[1]	123
314	CIFC Funding Ltd. Series 2018-3A Cl. A 6.672% (3 Month USD Term SOFR + 1.362%) 07/18/2031[1,2]	313
167	DB Master Finance LLC Series 2021-1A Cl. A2I 2.045%—11/20/2051[1]	146
291	Discover Card Execution Note Trust Series 2022-A4 Cl. A 5.030%—10/15/2027	290
480	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	407
	FirstKey Homes Trust
358	Series 2020-SFR2 Cl. A 1.266%—10/19/2037[1]	324
371	Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	327
		651
250	Ford Credit Auto Owner Trust Series 2020-1 Cl. A 2.040%—08/15/2031[1]	236
288	GM Financial Consumer Automobile Receivables Trust Series 2022-3 Cl. A4 3.710%—12/16/2027	278
	Home Partners of America Trust
255	Series 2020-2 Cl. A 1.532%—01/17/2041[1]	216
541	Series 2022-1 Cl. A 3.930%—04/17/2039[1]	507
		723
362	Mercedes-Benz Auto Receivables Trust Series 2022-1 Cl. A4 5.250%—02/15/2029	363
	Navient Private Education Refi Loan Trust
123	Series 2021-A Cl. A 0.840%—05/15/2069[1]	107
273	Series 2021-BA Cl. A 0.940%—07/15/2069[1]	236
		343
322	NextGear Floorplan Master Owner Trust Series 2023-1A Cl. A2 5.740%—03/15/2028[1]	324
333	Oak Street Investment Grade Net Lease Fund Series 2020-1A Cl. A1 1.850%—11/20/2050[1]	297

Asset-Backed Securities—Continued
Principal Amount		Value
$447	Palmer Square CLO Ltd.[3] Series 2013-2A Cl. A1A3 6.570% (3 Month USD Term SOFR + 1.262%) 10/17/2031[1,2]	$445
337	Palmer Square Loan Funding Ltd. Series 2022-2A Cl. A1 6.578% (3 Month USD Term SOFR + 1.270%) 10/15/2030[1,2]	335
	PFS Financing Corp.
232	Series 2022-D Cl. A 4.270%—08/15/2027[1]	225
522	Series 2023-A Cl. A 5.800%—03/15/2028[1]	523
		748
	Progress Residential Trust
440	Series 2019-SFR3 Cl. A 2.271%—09/17/2036[1]	421
412	Series 2019-SFR4 Cl. A 2.687%—10/17/2036[1]	397
		818
202	Sabey Data Center Issuer LLC Series 2020-1 Cl. A2 3.812%—04/20/2045[1]	191
525	SBA Small Business Investment Cos. Series 2023-10A Cl. 1 5.168%—03/10/2033	520
230	SBA Tower Trust 6.599%—01/15/2028[1]	234
185	Stack Infrastructure Issuer LLC Series 2019-2A Cl. A2 3.080%—10/25/2044[1]	176
193	Store Master Funding I-VII Series 2018-1A Cl. A1 3.960%—10/20/2048[1]	187
163	Store Master Funding I-VII & XIV Series 2019-1 Cl. A1 2.820%—11/20/2049[1]	147
616	Taco Bell Funding LLC Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	506
	U.S. Small Business Administration
302	Series 2023-25B Cl. 1 4.610%—02/01/2048	298
518	Series 2023-25C Cl. 1 4.930%—03/01/2048	516
		814
251	Vantage Data Centers LLC Series 2020-2A Cl. A2 1.992%—09/15/2045[1]	212
	Wendy’s Funding LLC
200	Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	165
371	Series 2019-1A Cl. A2I 3.783%—06/15/2049[1]	345
		510
Total Asset-Backed Securities (Cost $12,472)		11,914

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—6.1%
Principal Amount		Value
$387	Benchmark Mortgage Trust Series 2021-B26 Cl. A3 2.391%—06/15/2054	$330
	BX Commercial Mortgage Trust
403	Series 2021-VOLT Cl. A 6.036% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,2]	393
347	Series 2019-XL Cl. A 6.256% (1 Month USD Term SOFR + 1.034%) 10/15/2036[1,2]	346
		739
	Commercial Mortgage Pass-Through Certificates
221	Series 2014-CR21 Cl. A3 3.528%—12/10/2047	213
441	Series 2014-UBS3 Cl. A3 3.546%—06/10/2047	434
		647
387	Commercial Mortgage Trust Series 2016-COR1 Cl. A3 2.826%—10/10/2049	355
324	Flagstar Mortgage Trust Series 2021-8INV Cl. A3 2.500%—09/25/2051[1,2]	261
234	FRESB Mortgage Trust Series 2019-SB63 A5H 2.550%—02/25/2039[2]	230
550	GS Mortgage Securities Trust Series 2016-GS3 Cl. A4 2.850%—10/10/2049	501
	GS Mortgage-Backed Securities Trust
162	Series 2020-INV1 Cl. A14 2.926%—10/25/2050[1,2]	136
106	Series 2020-PJ4 Cl. A2 3.000%—01/25/2051[1,2]	90
		226
125	MetLife Securitization Trust Series 2020-INV1 Cl. A2A 2.500%—05/25/2050[1,2]	102
	Morgan Stanley Bank of America Merrill Lynch Trust
260	Series 2015-C25 Cl. A4 3.372%—10/15/2048	248
600	Series 2015-C26 Cl. A5 3.531%—10/15/2048	567
		815
	PSMC Trust
461	Series 2021-2 Cl. A3 2.500%—05/25/2051[1,2]	401
54	Series 2020-2 Cl. A2 3.000%—05/25/2050[1,2]	47
		448
	Seasoned Credit Risk Transfer Trust
144	Series 2020-2 Cl. MA 2.000%—11/25/2059	128
241	Series 2021-1 Cl. MA 2.000%—09/25/2060	211
269	Series 2021-3 Cl. MA 2.000%—03/25/2061	234
170	Series 2020-3 Cl. MA 2.000%—05/25/2060	151

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$158	Series 2020-1 Cl. MA 2.500%—08/25/2059	$143
55	Series 2017-2 Cl. MA 3.000%—08/25/2056	51
111	Series 2018-1 Cl. MA 3.000%—05/25/2057	102
175	Series 2019-2 Cl. MA 3.500%—08/25/2058	163
		1,183
334	Tricon American Homes Trust Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	297
380	Wells Fargo Commercial Mortgage Trust Series 2015-C31 Cl. A4 3.695%—11/15/2048	362
Total Collateralized Mortgage Obligations (Cost $7,034)		6,496

Corporate Bonds & Notes—29.8%

Aerospace & Defense—0.7%
361	BAE Systems PLC 3.400%—04/15/2030[1]	326
235	Lockheed Martin Corp. 4.700%—05/15/2046	225
148	Northrop Grumman Corp. 5.250%—05/01/2050	150
		701
Automobiles—0.9%
490	Aptiv PLC/Aptiv Corp. 3.250%—03/01/2032	420
454	General Motors Financial Co., Inc. 2.400%—10/15/2028	389
147	Toyota Motor Credit Corp. MTN[4] 3.375%—04/01/2030	135
		944
Banks—5.1%
	Bank of America Corp. MTN[4]
440	2.572%—10/20/2032[5]	357
116	4.330%—03/15/2050[5]	102
505	4.948%—07/22/2028[5]	497
		956
310	Barclays PLC 5.304%—08/09/2026[5]	306
513	Capital One Financial Corp. 5.468%—02/01/2029[5]	500
	Citigroup, Inc.
171	3.400%—05/01/2026	163
239	3.520%—10/27/2028[5]	222
279	4.412%—03/31/2031[5]	262
		647
448	Credit Suisse AG 7.950%—01/09/2025	458
212	HSBC Holdings PLC 7.390%—11/03/2028[5]	224
	JPMorgan Chase & Co.
586	4.203%—07/23/2029[5]	559
250	4.493%—03/24/2031[5]	240
		799

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
Banks—Continued
$500	Lloyds Banking Group PLC 2.438% (U.S. Treasury 1 Year Constant Maturity Yield + 1.000) 02/05/2026[2]	$473
310	Mitsubishi UFJ Financial Group, Inc. 5.017%—07/20/2028[5]	304
418	National Securities Clearing Corp. 5.000%—05/30/2028[1]	417
340	Toronto-Dominion Bank 1.950%—01/12/2027	307
		5,391
Biotechnology—0.3%
310	AbbVie, Inc. 4.500%—05/14/2035	294
Capital Markets—2.8%
300	Bank of New York Mellon Corp. MTN[4] 5.802%—10/25/2028[5]	306
	Blackstone Holdings Finance Co. LLC
173	2.800%—09/30/2050[1]	101
356	3.500%—09/10/2049[1]	238
		339
301	Goldman Sachs Group, Inc. 3.800%—03/15/2030	277
54	KKR Group Finance Co. II LLC 5.500%—02/01/2043[1]	49
170	KKR Group Finance Co. III LLC 5.125%—06/01/2044[1]	147
493	Macquarie Group Ltd. 1.340%—01/12/2027[1,5]	442
	Morgan Stanley MTN[4]
665	3.125%—07/27/2026	625
295	3.622%—04/01/2031[5]	265
		890
500	UBS Group AG 4.125%—04/15/2026[1]	479
		2,929
Commercial Services & Supplies—0.4%
300	Moody’s Corp. 3.250%—05/20/2050	212
230	Waste Management, Inc. 4.150%—04/15/2032	218
		430
Construction Materials—0.1%
193	Carlisle Cos., Inc. 2.750%—03/01/2030	165
Diversified REITs—1.2%
	Alexandria Real Estate Equities, Inc.
290	2.000%—05/18/2032	222
115	4.750%—04/15/2035	107
		329
533	Federal Realty OP LP 1.250%—02/15/2026	480
540	Healthpeak OP LLC 3.250%—07/15/2026	514
		1,323

Corporate Bonds & Notes—Continued
Principal Amount		Value
Diversified Telecommunication Services—0.8%
	AT&T, Inc.
$240	2.300%—06/01/2027	$215
504	6.720% (3 Month USD LIBOR + 1.180) 06/12/2024[2]	507
		722
162	Verizon Communications, Inc. 4.500%—08/10/2033	152
		874
Electric Utilities—2.8%
275	Berkshire Hathaway Energy Co. 6.125%—04/01/2036	290
526	DTE Energy Co. 4.875%—06/01/2028	520
330	Duke Energy Florida LLC 3.800%—07/15/2028	314
200	Eversource Energy 2.900%—10/01/2024	193
	Exelon Corp.
62	4.700%—04/15/2050	55
243	5.100%—06/15/2045	228
		283
630	Florida Power & Light Co. 2.450%—02/03/2032	529
158	Northern States Power Co. 4.500%—06/01/2052	142
	Southern Co.
230	3.250%—07/01/2026	218
308	4.250%—07/01/2036	273
		491
230	Xcel Energy, Inc. 3.400%—06/01/2030	205
		2,967
Entertainment—0.1%
155	Warnermedia Holdings, Inc. 5.141%—03/15/2052	126
Financial Services—1.2%
322	American Express Co. 5.043%—05/01/2034[5]	316
198	Berkshire Hathaway Finance Corp. 3.850%—03/15/2052	162
510	Ferguson Finance PLC 3.250%—06/02/2030[1]	447
410	PNC Financial Services Group, Inc. 5.068%—01/24/2034[5]	396
		1,321
Health Care Providers & Services—2.1%
320	Cigna Group 3.400%—03/01/2027	302
232	CommonSpirit Health 4.187%—10/01/2049	188
	CVS Pass-Through Trust
169	5.773%—01/10/2033[1]	166
80	5.880%—01/10/2028	78
496	8.353%—07/10/2031[1]	537
		781

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
Health Care Providers & Services—Continued
$425	Elevance Health, Inc. 4.750%—02/15/2033	$414
590	PeaceHealth Obligated Group 1.375%—11/15/2025	534
		2,219
Insurance—2.4%
419	AIA Group Ltd. 3.600%—04/09/2029[1]	390
325	Equitable Financial Life Global Funding 1.400%—07/07/2025[1]	298
150	Five Corners Funding Trust 4.419%—11/15/2023[1]	149
420	GA Global Funding Trust 3.850%—04/11/2025[1]	403
530	Liberty Mutual Group, Inc. 4.569%—02/01/2029[1]	518
276	Lincoln National Corp. 3.400%—01/15/2031	231
	Massachusetts Mutual Life Insurance Co.
180	3.375%—04/15/2050[1]	128
160	5.672%—12/01/2052[1]	161
		289
340	Metropolitan Life Global Funding I 3.300%—03/21/2029[1]	309
		2,587
Internet & Catalog Retail—0.3%
371	Amazon.com, Inc. 4.100%—04/13/2062	317
Media—0.8%
498	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	490
400	Cox Communications, Inc. 1.800%—10/01/2030[1]	314
		804
Multi-Utilities—0.8%
	PG&E Wildfire Recovery Funding LLC
97	3.594%—06/01/2032	92
311	4.022%—06/01/2033	297
183	4.722%—06/01/2039	178
		567
257	Rogers Communications, Inc. 5.450%—10/01/2043	236
		803
Oil, Gas & Consumable Fuels—1.3%
310	Dominion Energy, Inc. 5.250%—08/01/2033	306
505	Energy Transfer LP 3.900%—07/15/2026	483
474	Occidental Petroleum Corp.[6] 0.000%—10/10/2036	250
192	Schlumberger Holdings Corp. 3.900%—05/17/2028[1]	183

Corporate Bonds & Notes—Continued
Principal Amount		Value
Oil, Gas & Consumable Fuels—Continued
$230	Southern Co. Gas Capital Corp. 1.750%—01/15/2031	$181
		1,403
Passenger Airlines—1.4%
259	Air Canada Pass-Through Trust 3.600%—09/15/2028[1]	240
319	Delta Air Lines Pass-Through Trust 3.625%—01/30/2029	302
	United Airlines Pass-Through Trust
202	3.100%—01/07/2030	183
823	4.000%—10/11/2027	779
		962
		1,504
Professional Services—0.2%
295	Verisk Analytics, Inc. 3.625%—05/15/2050	215
Road & Rail—0.7%
190	Canadian Pacific Railway Co. 6.125%—09/15/2115	195
155	Norfolk Southern Corp. 4.837%—10/01/2041	144
	Ryder System, Inc. MTN
237	3.650%—03/18/2024	234
191	5.250%—06/01/2028	189
		423
		762
Semiconductors & Semiconductor Equipment—0.9%
272	Broadcom, Inc. 4.110%—09/15/2028	258
	NXP BV/NXP Funding LLC/NXP USA, Inc.
265	2.700%—05/01/2025	252
450	3.150%—05/01/2027	417
		669
		927
Software—0.5%
	Oracle Corp.
340	1.650%—03/25/2026	310
343	3.950%—03/25/2051	258
		568
Specialty Retail—1.1%
170	Home Depot, Inc. 3.300%—04/15/2040	138
	Lowe’s Cos., Inc.
77	3.700%—04/15/2046	59
199	5.000%—04/15/2040	187
117	5.625%—04/15/2053	116
		362
637	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.550%—05/01/2028[1]	628
		1,128

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
Trading Companies & Distributors—0.2%
$201	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%—10/29/2028	$175
Water Utilities—0.2%
238	Aquarion Co. 4.000%—08/15/2024[1]	233
Wireless Telecommunication Services—0.5%
511	T-Mobile USA, Inc. 5.050%—07/15/2033	500
Total Corporate Bonds & Notes (Cost $33,349)		31,610

Mortgage Pass-Through—25.0%

	Federal Home Loan Mortgage Corp.
223	2.000%—06/01/2050	185
2,639	2.500%—03/01/2051-05/01/2052	2,253
2,286	3.000%—01/01/2033-08/01/2050	2,050
963	3.500%—05/01/2042	897
730	4.000%—12/01/2037-02/01/2046	704
145	4.413% (12 Month USD LIBOR + 1.598) 06/01/2047[2]	144
131	4.500%—03/01/2049	128
852	5.000%—10/01/2052-05/01/2053	840
776	5.500%—12/01/2052-07/01/2053	775
		7,976
	Federal National Mortgage Association
2,795	2.000%—08/01/2050-04/01/2051	2,288
4,112	2.500%—03/01/2035-04/01/2052	3,553
2,182	3.000%—02/01/2035-08/01/2050	2,001
802	3.500%—03/01/2048-06/01/2050	734
3,458	4.000%—03/01/2038-09/01/2049	3,295
2,474	4.500%—05/01/2046-08/01/2052	2,412
1,270	5.000%—07/01/2050-08/01/2052	1,253
1,031	5.500%—11/01/2052	1,031
153	6.228% (Fed 12 Month Treasury Average Constant Maturity Treasury + 2.274) 12/01/2036[2]	154
		16,721
	Government National Mortgage Association
830	2.500%—01/20/2051	720
381	4.000%—09/20/2041-09/15/2046	367
825	4.500%—01/15/2042-08/20/2047	812
		1,899
Total Mortgage Pass-Through (Cost $28,300)		26,596

Municipal Bonds—2.0%

145	Metropolitan Water Reclamation District of Greater Chicago 5.720%—12/01/2038	153
83	Michigan State University 4.165%—08/15/2122	64
440	New York City Transitional Finance Authority Future Tax Secured Revenue 3.950%—08/01/2032	411
555	New York State Urban Development Corp. 5.770%—03/15/2039	575

Municipal Bonds—Continued
Principal Amount		Value
$530	Sales Tax Securitization Corp. 4.637%—01/01/2040	$510
300	State of California 7.500%—04/01/2034	361
Total Municipal Bonds (Cost $2,196)		2,074

U.S. Government Obligations—25.2%

	U.S. Small Business Administration
71	Series 2012-20C Cl. 1 2.510%—03/01/2032	66
105	Series 2017-20H Cl. 1 2.750%—08/01/2037	95
180	Series 2014-20K Cl. 1 2.800%—11/01/2034	165
194	Series 2015-20H Cl. 1 2.820%—08/01/2035	178
152	Series 2017-20J Cl. 1 2.850%—10/01/2037	138
184	Series 2018-20B Cl. 1 3.220%—02/01/2038	170
278	Series 2018-20G Cl. 1 3.540%—07/01/2038	257
396	Series 2022-25E Cl. 1 3.940%—05/01/2047	371
371	Series 2022-25L Cl. 1 4.710%—12/01/2047	366
360	Series 2023-25A Cl. 1 4.910%—01/01/2048	357
349	Series 2022-25K Cl. 1 5.130%—11/01/2047	351
		2,514
	U.S. Treasury Bonds
1,284	2.250%—02/15/2052	901
1,424	2.375%—02/15/2042	1,087
4,717	3.000%—08/15/2052	3,899
6,713	3.375%—08/15/2042	5,974
508	3.625%—05/15/2053	475
1,127	3.875%—05/15/2043	1,077
		13,413
573	U.S. Treasury Inflation-Indexed Notes[7] 0.125%—01/15/2030	516
	U.S. Treasury Notes
1,381	2.750%—08/15/2032	1,254
1,714	3.375%—05/15/2033	1,635
4,461	3.500%—01/31/2028	4,328
2,021	3.625%—03/31/2028-05/31/2028	1,973
268	4.125%—01/31/2025	264
858	4.250%—05/31/2025	847
		10,301
Total U.S. Government Obligations (Cost $27,499)		26,744
TOTAL INVESTMENTS—99.3% (Cost $110,850)		105,434
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		776
TOTAL NET ASSETS—100.0%		$106,210

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2023, the aggregate value of these securities was $18,660 or 18% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect at July 31, 2023. The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
CLO after the name of a security stands for Collateralized Loan Obligation.
4
MTN after the name of a security stands for Medium Term Note.
5
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
6
Zero coupon bond
7
Inflation-protected securities are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—13.3%
Principal Amount		Value
$3,125	Air Canada Pass-Through Trust Series 2017-1 Series 2017-1AA Cl. PTT 3.300%—07/15/2031[1]	$2,746
7,301	Aligned Data Centers Issuer LLC Series 2021-1A Cl. A2 1.937%—08/15/2046[1]	6,417
1,396	American Airlines Pass-Through Trust Series 2015-2 Cl. AA 3.600%—03/22/2029	1,301
3,029	American Tower Trust I 5.490%—03/15/2028[1]	3,036
—	AMMC CLO 20 Ltd.[3] Series 2017-20A Cl. AR 6.130% (3 Month USD LIBOR + 0.870) 04/17/2029[1,2]	—
3,861	AMMC CLO XII Ltd.[3] Series 2013-12A Cl. AR2 6.287% (3 Month USD LIBOR + 0.950) 11/10/2030[1,2]	3,840
3,638	Apidos CLO XXVI[3] Series 2017-26A Cl. A1AR 6.472% (3 Month USD Term SOFR + 1.162%) 07/18/2029[1,2]	3,629
4,000	ARES LII CLO Ltd.[3] Series 2019-52A Cl. A1R 6.657% (3 Month USD Term SOFR + 1.312%) 04/22/2031[1,2]	3,971
4,000	Birch Grove CLO Ltd.[3] Series 19A Cl. AR 6.682% (3 Month USD LIBOR + 1.130) 06/15/2031[1,2]	3,987
3,927	Catamaran CLO Ltd.[3] Series 2014-1A Cl. A1AR 6.707% (3 Month USD Term SOFR + 1.362%) 04/22/2030[1,2]	3,919
3,900	CF Hippolyta Issuer LLC Series 2021-1A Cl. A1 1.530%—03/15/2061[1]	3,401
2,251	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	1,907
1,320	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	1,119
7,324	FirstKey Homes Trust Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	6,450
3,941	GMF Floorplan Owner Revolving Trust Series 2023-2 Cl. A 5.340%—06/15/2030[1]	3,944
3,175	GSAA Home Equity Trust Series 2006-20 Cl. 1A2 5.773% (1 Month USD Term SOFR + 0.474%) 12/25/2046[2]	956
3,212	Home Partners of America Trust Series 2022-1 Cl. A 3.930%—04/17/2039[1]	3,014
604	IXIS Real Estate Capital Trust Series 2005-HE1 Cl. M4 6.463% (1 Month USD Term SOFR + 1.164%) 06/25/2035[2]	606
3,764	JetBlue Pass-Through Trust Series 1A Cl. A 4.000%—05/15/2034	3,452

Asset-Backed Securities—Continued
Principal Amount		Value
$—	JP Morgan Mortgage Acquisition Corp. Series 2006-HE1 Cl. A4 4.291% (1 Month USD LIBOR + 0.580) 01/25/2036[2]	$— [x]
653	JP Morgan Mortgage Acquisition Trust Series 2007-HE1 Cl. AF3 4.263%—05/25/2035[4]	426
	Morgan Stanley ABS Capital I, Inc. Trust
1,523	Series 2007-HE1 Cl. A2C 5.563% (1 Month USD Term SOFR + 0.264%) 11/25/2036[2]	867
2,887	Series 2007-HE6 Cl. A3 5.593% (1 Month USD Term SOFR + 0.294%) 05/25/2037[2]	2,530
		3,397
4,500	New Economy Assets Phase 1 Sponsor LLC Series 2021-1 Cl. A1 1.910%—10/20/2061[1]	3,865
2,879	Palmer Square Loan Funding Ltd. Series 2021-4A Cl. A1 6.370% (3 Month USD Term SOFR + 1.062%) 10/15/2029[1,2]	2,864
2,863	PFS Financing Corp. Series 2023-B Cl. A 5.270%—05/15/2028[1]	2,833
	Planet Fitness Master Issuer LLC
4,322	Series 2022-1A Cl. A2I 3.251%—12/05/2051[1]	3,848
610	Series 2018-1A Cl. A2II 4.666%—09/05/2048[1]	585
		4,433
3,034	SBA Tower Trust 6.599%—01/15/2028[1]	3,083
	ServiceMaster Funding LLC
3,101	Series 2021-1 Cl. A2I 2.865%—07/30/2051[1]	2,529
356	Series 2020-1 Cl. A2II 3.337%—01/30/2051[1]	279
		2,808
3,421	Servpro Master Issuer, LLC Series 2021-1A Cl. A2 2.394%—04/25/2051[1]	2,816
535	Sound Point CLO XII Ltd.[3] Series 2016-2A Cl. AR2 6.638% (3 Month USD Term SOFR + 1.312%) 10/20/2028[1,2]	535
2,319	Specialty Underwriting & Residential Finance Trust Series 2006-BC4 Cl. A2B 5.633% (1 Month USD Term SOFR + 0.334%) 09/25/2037[2]	769
7,000	Stack Infrastructure Issuer LLC Series 2021-1A Cl. A2 1.877%—03/26/2046[1]	6,165
6,895	Taco Bell Funding LLC Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	5,952
5,177	Tricon Residential Trust Series 2023-SFR1 Cl. A 5.100%—07/17/2040[1]	5,059
5,000	Trinity Rail Leasing LLC Series 2020-2A Cl. A2 2.560%—11/19/2050[1]	4,266

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
	U.S. Small Business Administration
$5,062	Series 2023-25E Cl. 1 4.620%—05/01/2048	$4,963
4,942	Series 2023-25F Cl. 1 4.930%—06/01/2048	4,894
5,068	Series 2023-25G Cl. 1 5.180%—07/01/2048	5,103
		14,960
1,117	United Airlines Pass-Through Trust Series 2019-2 Cl. AA 2.700%—11/01/2033	938
6,810	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	6,029
6,860	Wendy’s Funding LLC Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	5,664
Total Asset-Backed Securities (Cost $143,883)		134,557

Collateralized Mortgage Obligations—10.3%

3,492	Angel Oak Mortgage Trust Series 2022-1 Cl. A1 2.881%—12/25/2066[1,4]	3,092
5,492	Argent Securities Trust Series 2006-W4 Cl. A2C 5.733% (1 Month USD Term SOFR + 0.434%) 05/25/2036[2]	1,347
615	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W11 Cl. M3 6.538% (1 Month USD Term SOFR + 1.239%) 11/25/2034[2]	596
6,708	Banc of America Alternative Loan Trust Series 2006-7 Cl. A3 5.913%—10/25/2036[2]	2,018
434	Banc of America Funding Trust Series 2007-C Cl. 7A5 5.969% (1 Month USD Term SOFR + 0.714%) 05/20/2047[2]	389
4,948	Bank5 Series 2023-5YR2 Cl. A3 6.656%—06/15/2028	5,148
	BCAP LLC Trust
148	Series 2011-RR5 Cl. 12A1 4.575%—03/26/2037[1,4]	143
1,226	Series 2011-RR4 Cl. 8A1 5.250%—02/26/2036[1,2]	542
2,834	Series 2007-AA2 Cl. 12A1 5.833% (1 Month USD Term SOFR + 0.534%) 05/25/2047[2]	2,609
		3,294
	Bear Stearns ARM Trust
9	Series 2000-2 Cl. A1 2.784%—11/25/2030[2]	8
130	Series 2004-1 Cl. 12A5 4.094%—04/25/2034[2]	120
		128
5,200	Benchmark Mortgage Trust Series 2019-B9 Cl. A5 4.016%—03/15/2052	4,745

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	BX Commercial Mortgage Trust
$1,429	Series 2021-VOLT Cl. A 6.036% (1 Month USD Term SOFR + 0.814%) 09/15/2036[1,2]	$1,393
3,337	Series 2022-LP2 Cl. A 6.235% (1 Month USD Term SOFR + 1.013%) 02/15/2039[1,2]	3,241
		4,634
3,390	Citigroup Commercial Mortgage Trust Series 2015-GC27 Cl. A5 3.137%—02/10/2048	3,259
6,500	COMM Mortgage Trust Series 2014-LC17 Cl. A5 3.917%—10/10/2047	6,309
	Countrywide Alternative Loan Trust
1,215	Series 2005-20CB Cl. 2A5 5.500%—07/25/2035	833
1,658	Series 2006-6CB Cl. 1A2 5.500% (1 Month USD Term SOFR + 0.514%) 05/25/2036[2]	1,292
2,854	Series 2008-1R Cl. 2A3 6.000%—08/25/2037	1,527
		3,652
215	Countrywide Asset-Backed Certificates Trust Series 2006-2 Cl. M1 6.013% (1 Month USD Term SOFR + 0.714%) 06/25/2036[2]	213
186	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 Cl. 9A1 6.000%—11/25/2035	135
2,569	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2 Cl. A1 5.713% (1 Month USD Term SOFR + 0.414%) 03/25/2037[2]	2,416
796	DSLA Mortgage Loan Trust Series 2006-AR1 Cl. 1A1A 5.134% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 03/19/2046[2]	651
8,000	First Franklin Mortgage Loan Trust Series 2006-FF14 Cl. A6 5.723% (1 Month USD Term SOFR + 0.424%) 10/25/2036[2]	6,399
115	First Horizon Asset Securities, Inc. Series 2005-AR6 Cl. 4A1 4.151%—02/25/2036[2]	104
—	FNT Mortgage-Backed Pass-Through Trust Series 2001-3 Cl. 1A1 6.750%—08/21/2031	—
3,888	GS Mortgage Securities Trust Series 2015-GC30 Cl. A3 3.119%—05/10/2050	3,719
3,003	GSMPS Mortgage Loan Trust Series 2006-RP2 Cl. 1AF1 5.813% (1 Month USD Term SOFR + 0.514%) 04/25/2036[1,2]	2,459
180	GSR Mortgage Loan Trust Series 2005-AR3 Cl. 3A1 5.003%—05/25/2035[2]	132
2	IndyMac ARM Trust Series 2001-H2 Cl. A2 3.544%—01/25/2032[2]	2
552	IndyMac INDX Mortgage Loan Trust Series 2005-AR31 Cl. 1A1 3.358%—01/25/2036[2]	474

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	JP Morgan Mortgage Trust
$905	Series 2006-A6 Cl. 1A4L 3.775%—10/25/2036[2]	$674
33	Series 2006-S1 Cl. 3A1 5.500%—04/25/2036	32
4,779	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	4,680
		5,386
423	Merrill Lynch Alternative Note Asset Trust Series 2007-F1 Cl. 2A6 6.000%—03/25/2037	165
2,014	MetLife Securitization Trust Series 2018-1A Cl. A 3.750%—03/25/2057[1,2]	1,883
2,543	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Cl. A5 4.064%—02/15/2047	2,517
2,112	OBX Trust Series 2018-1 Cl. A2 6.063% (1 Month USD Term SOFR + 0.764%) 06/25/2057[1,2]	2,021
17,457	Residential Asset Securitization Trust Series 2007-A8 Cl. 2A1 6.250%—08/25/2037	4,705
135	Residential Funding Mortgage Securities Series 2007-SA1 Cl. 2A2 4.572%—02/25/2037[2]	93
1,376	Saxon Asset Securities Trust Series 2006-3 Cl. A3 5.753% (1 Month USD Term SOFR + 0.454%) 10/25/2046[2]	1,330
	Sequoia Mortgage Trust
4,725	Series 2023-1 Cl. A4 5.000%—01/25/2053[1,2]	4,594
4,410	Series 2023-2 Cl. A4 5.000%—03/25/2053[1,2]	4,288
		8,882
225	STARM Mortgage Loan Trust Series 2007-S1 Cl. 1A 5.062%—01/25/2037[2]	168
70	Structured Adjustable Rate Mortgage Loan Trust Series 2005-7 Cl. 3A1 5.272%—04/25/2035[2]	68
4,477	Towd Point Mortgage Trust Series 2019-1 Cl. A1 3.750%—03/25/2058[1,2]	4,208
2,316	Tricon American Homes Trust Series 2020-SFR1 Cl. A 1.499%—07/17/2038[1]	2,059
	WaMu Mortgage Pass-Through Certificates Trust
1,497	Series 2006-AR8 Cl. 1A4 4.004%—08/25/2046[2]	1,351
145	Series 2005-AR6 Cl. 2A1A 5.873% (1 Month USD Term SOFR + 0.574%) 04/25/2045[2]	143
71	Series 2005-AR13 Cl. A1A1 5.993% (1 Month USD Term SOFR + 0.694%) 10/25/2045[2]	67
		1,561
7,117	Wells Fargo Commercial Mortgage Trust Series 2018-C48 Cl. A5 4.302%—01/15/2052	6,729

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$6,450	WFRBS Commercial Mortgage Trust Series 2014-C23 Cl. A5 3.917%—10/15/2057	$6,235
Total Collateralized Mortgage Obligations (Cost $119,085)		103,325

Corporate Bonds & Notes—29.0%

Aerospace & Defense—0.4%
5,391	BAE Systems PLC 1.900%—02/15/2031[1]	4,325
Auto Components—0.6%
5,000	Aptiv PLC/Aptiv Corp. 4.150%—05/01/2052	3,829
1,980	ZF North America Capital, Inc. 6.875%—04/14/2028[1]	2,013
		5,842
Automobiles—0.8%
	Ford Motor Credit Co. LLC
4,000	3.375%—11/13/2025	3,744
1,900	6.950%—03/06/2026	1,920
		5,664
2,352	General Motors Financial Co., Inc. 5.800%—06/23/2028	2,362
		8,026
Banks—1.8%
4,700	Citigroup, Inc. 2.572%—06/03/2031[5]	3,926
2,850	HSBC Holdings PLC 7.390%—11/03/2028[5]	3,013
4,000	JPMorgan Chase & Co. 1.470%—09/22/2027[5]	3,543
4,110	National Securities Clearing Corp. 5.000%—05/30/2028[1]	4,103
3,001	Truist Financial Corp. MTN[6] 6.123%—10/28/2033[5]	3,079
		17,664
Building Products—0.9%
3,250	Carlisle Cos., Inc. 2.200%—03/01/2032	2,573
2,925	Carrier Global Corp. 3.377%—04/05/2040	2,255
4,800	Ferguson Finance PLC 4.650%—04/20/2032[1]	4,523
		9,351
Capital Markets—4.4%
4,500	Ares Finance Co. IV LLC 3.650%—02/01/2052[1]	2,903
5,800	BlackRock TCP Capital Corp. 2.850%—02/09/2026	5,238
6,000	Blackstone Holdings Finance Co. LLC 3.200%—01/30/2052[1]	3,875
3,600	Block Financial LLC 3.875%—08/15/2030	3,152
5,700	Blue Owl Credit Income Corp. 4.700%—02/08/2027	5,190
6,096	Brookfield Capital Finance LLC 6.087%—06/14/2033	6,195

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
Capital Markets—Continued
$5,800	Golub Capital BDC, Inc. 2.500%—08/24/2026	$5,098
2,816	Hercules Capital, Inc. 2.625%—09/16/2026	2,457
3,010	KKR Group Finance Co. VII LLC 3.625%—02/25/2050[1]	2,064
3,000	KKR Group Finance Co. X LLC 3.250%—12/15/2051[1]	1,931
1,709	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	1,505
5,500	Sixth Street Specialty Lending, Inc. 2.500%—08/01/2026	4,850
		44,458
Commercial Services & Supplies—1.0%
1,927	Allegion U.S. Holding Co., Inc. 5.411%—07/01/2032	1,912
4,851	Element Fleet Management Corp. 6.271%—06/26/2026[1]	4,876
3,519	Triton Container International Ltd. 2.050%—04/15/2026[1]	3,107
		9,895
Consumer Finance—0.9%
2,451	FirstCash, Inc. 4.625%—09/01/2028[1]	2,190
1,704	Navient Corp. MTN[6] 6.125%—03/25/2024	1,699
2,800	OneMain Finance Corp. 6.875%—03/15/2025	2,793
2,856	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. 2.875%—10/15/2026[1]	2,545
		9,227
Consumer Staples Distribution & Retail—0.4%
3,875	LKQ Corp. 5.750%—06/15/2028[1]	3,856
Diversified Consumer Services—0.4%
4,400	Service Corp. International 4.000%—05/15/2031	3,755
Diversified Financial Services—0.1%
916	National Rural Utilities Cooperative Finance Corp. 8.541% (3 Month USD Term SOFR + 3.172%) 04/30/2043[2]	892
Diversified Telecommunication Services—0.2%
2,915	Verizon Communications, Inc. 3.700%—03/22/2061	2,068
Electric Utilities—1.5%
2,601	CMS Energy Corp. 3.750%—12/01/2050[5]	2,009
	Exelon Corp.
3,100	4.050%—04/15/2030	2,901
1,500	5.625%—06/15/2035	1,520
		4,421

Corporate Bonds & Notes—Continued
Principal Amount		Value
Electric Utilities—Continued
	Jersey Central Power & Light Co.
$900	4.300%—01/15/2026[1]	$872
1,600	4.700%—04/01/2024[1]	1,585
		2,457
2,877	New England Power Co. 5.936%—11/25/2052[1]	3,012
2,865	NRG Energy, Inc. 7.000%—03/15/2033[1]	2,861
		14,760
Entertainment—0.2%
2,000	Warnermedia Holdings, Inc. 5.141%—03/15/2052	1,627
Equity Real Estate Investment Trusts (REITs)—2.2%
1,400	Agree LP 2.900%—10/01/2030	1,168
2,100	Alexandria Real Estate Equities, Inc. 2.750%—12/15/2029	1,787
4,905	Boston Properties LP 2.750%—10/01/2026	4,428
	EPR Properties
1,900	4.500%—06/01/2027	1,724
600	4.950%—04/15/2028	540
		2,264
5,000	Equinix, Inc. 1.000%—09/15/2025	4,553
4,500	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	3,928
4,700	Spirit Realty LP 3.400%—01/15/2030	4,047
		22,175
Financial Services—0.3%
3,249	Charles Schwab Corp. 5.643%—05/19/2029[5]	3,280
Health Care Providers & Services—1.5%
1,325	CommonSpirit Health 4.187%—10/01/2049	1,073
	CVS Pass-Through Trust
370	6.943%—01/10/2030	383
4,360	7.507%—01/10/2032[1]	4,543
		4,926
4,000	HCA, Inc. 5.375%—09/01/2026	3,991
2,400	IQVIA, Inc. 5.700%—05/15/2028[1]	2,388
3,347	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	3,025
		15,403
Hotels, Restaurants & Leisure—0.4%
5,000	Marriott International, Inc. 3.500%—10/15/2032	4,331
Industrial Conglomerates—0.7%
4,540	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	4,420

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
Industrial Conglomerates—Continued
$3,800	Textron, Inc. 2.450%—03/15/2031	$3,137
		7,557
Insurance—0.9%
4,000	GA Global Funding Trust 1.950%—09/15/2028[1]	3,374
1,687	Global Atlantic Fin Co. 7.950%—06/15/2033[1]	1,692
5,675	SBL Holdings, Inc. 5.000%—02/18/2031[1]	4,452
		9,518
Media—0.9%
	Charter Communications Operating LLC/Charter Communications Operating Capital
4,775	5.375%—05/01/2047	3,905
2,400	6.384%—10/23/2035	2,359
		6,264
2,623	Paramount Global 4.000%—01/15/2026	2,517
		8,781
Metals & Mining—0.5%
5,267	Anglo American Capital PLC 3.875%—03/16/2029[1]	4,809
Oil, Gas & Consumable Fuels—1.4%
5,589	Cheniere Energy Partners LP 5.950%—06/30/2033[1]	5,663
1,094	Hess Midstream Operations LP 5.500%—10/15/2030[1]	1,029
1,193	Kinder Morgan, Inc. 5.050%—02/15/2046	1,040
2,020	New Fortress Energy, Inc. 6.750%—09/15/2025[1]	1,926
7,629	Occidental Petroleum Corp. 0.000%—10/10/2036[7]	4,030
		13,688
Pharmaceuticals—0.4%
1,500	Takeda Pharmaceutical Co. Ltd. 2.050%—03/31/2030	1,246
3,000	Teva Pharmaceutical Finance Netherlands III BV 6.750%—03/01/2028	2,979
		4,225
Professional Services—0.2%
1,642	KBR, Inc. 4.750%—09/30/2028[1]	1,504
Road & Rail—0.8%
1,145	Canadian Pacific Railway Co. 6.125%—09/15/2115	1,175
3,800	Norfolk Southern Corp. 4.050%—08/15/2052	3,108
4,077	Ryder System, Inc. MTN[6] 5.250%—06/01/2028	4,045
		8,328

Corporate Bonds & Notes—Continued
Principal Amount		Value
Semiconductors & Semiconductor Equipment—1.4%
	Broadcom, Inc.
$6,904	3.137%—11/15/2035[1]	$5,301
4,003	3.469%—04/15/2034[1]	3,286
		8,587
1,230	KLA Corp. 5.650%—11/01/2034	1,257
4,600	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%—06/18/2026	4,414
		14,258
Software—0.6%
3,500	Oracle Corp. 3.600%—04/01/2040	2,699
3,600	VMware, Inc. 4.650%—05/15/2027	3,511
		6,210
Specialty Retail—1.0%
2,900	Group 1 Automotive, Inc. 4.000%—08/15/2028[1]	2,571
2,956	Lithia Motors, Inc. 3.875%—06/01/2029[1]	2,549
2,113	Lowe’s Cos., Inc. 5.625%—04/15/2053	2,102
3,612	Macy’s Retail Holdings LLC 5.875%—03/15/2030[1]	3,265
		10,487
Technology Hardware, Storage & Peripherals—0.3%
3,225	Seagate HDD Cayman 8.250%—12/15/2029[1]	3,383
Trading Companies & Distributors—1.0%
6,200	Aircastle Ltd. 2.850%—01/26/2028[1]	5,377
5,300	Aviation Capital Group LLC 4.125%—08/01/2025[1]	5,036
		10,413
Wireless Telecommunication Services—0.9%
1,118	American Tower Corp. 3.650%—03/15/2027	1,052
4,000	Crown Castle, Inc. 3.700%—06/15/2026	3,811
4,000	T-Mobile USA, Inc. 5.050%—07/15/2033	3,916
		8,779
Total Corporate Bonds & Notes (Cost $318,955)		292,875

Mortgage Pass-Through—26.5%

	Federal Home Loan Mortgage Corp.
30,212	2.500%—07/01/2050-05/01/2052	25,679
16,971	3.000%—02/01/2033-01/01/2050	15,200
221	3.500%—01/01/2026-02/01/2035	211
12,596	4.000%—03/01/2025-11/01/2048	12,027
3	4.307% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250) 08/01/2035[2]	3

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
$—	4.375% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250) 06/01/2024[2]	$—
151	4.500%—12/01/2040-09/01/2041	149
406	5.500%—02/01/2038-07/01/2038	417
1,403	6.000%—01/01/2029-05/01/2040	1,455
		55,141
	Federal Home Loan Mortgage Corp. REMIC[8]
3,959	Series 4628 Cl. CI 3.000%—05/15/2035	351
4,290	Series 4118 Cl. IO 4.000%—10/15/2042	711
1,322	Series 4989 Cl. FA 4.363% (1 Month USD LIBOR + 0.350) 08/15/2040[2]	1,279
1,271	Series 4989 Cl. FB 4.514% (1 Month USD LIBOR + 0.350) 10/15/2040[2]	1,222
—	Series 2266 Cl. F 5.632% (30 day USD SOFR Average + 0.564%) 11/15/2030[2]	—
		3,563
8,233	Federal Home Loan Mortgage Corp. Strips Series 304 Cl. C45 3.000%—12/15/2027	345
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
10	Series E3 Cl. A 4.410%—08/15/2032[2]	10
43	Series T-63 Cl. 1A1 5.414% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200) 02/25/2045[2]	41
		51
	Federal National Mortgage Association
3,818	2.000%—02/01/2051	3,097
45,075	2.500%—04/01/2035-04/01/2052	39,108
32,878	3.000%—11/01/2025-12/01/2050	29,408
20,522	3.500%—12/01/2025-01/01/2051	18,874
40,173	4.000%—02/01/2024-07/01/2051	38,462
28,174	4.500%—04/01/2023-12/01/2050	27,524
994	5.000%—10/01/2031-06/01/2044	988
92	5.377% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400) 10/01/2040[2]	90
245	5.440% (12 Month USD LIBOR + 1.693) 08/01/2035[2]	241
9,876	5.500%—01/01/2025-09/01/2041	10,082
194	5.738% (12 Month USD LIBOR + 1.715) 06/01/2035[2]	197
18	5.820% (12 Month USD LIBOR + 1.695) 05/01/2035[2]	18
3,117	6.000%—05/01/2024-06/01/2040	3,199
		171,288
5,396	Federal National Mortgage Association Interest Strips Series 407 Cl. 7 5.000%—03/25/2041	1,179
	Federal National Mortgage Association REMIC[8]
10,138	Series 2017-70 Cl. AS 0.369%—09/25/2057[2]	416
4,812	Series 2011-98 Cl. ZL 3.500%—10/25/2041	4,433
3,028	Series 2016-102 Cl. JI 3.500%—02/25/2046	200

Mortgage Pass-Through—Continued
Principal Amount		Value
$7,988	Series 2020-27 Cl. IM 3.500%—05/25/2035	$750
6,974	Series 2020-44 Cl. AI 4.000%—07/25/2050	1,369
22	Series 2006-5 Cl. 3A2 4.127%—05/25/2035[2]	22
1,589	Series 2015-38 Cl. DF 4.682% (1 Month USD LIBOR + 0.310) 06/25/2055[2]	1,546
191	Series 2003-25 Cl. KP 5.000%—04/25/2033	187
2,679	Series 2015-30 Cl. EI 5.000%—05/25/2045	431
1,788	Series 2016-33 Cl. NI 5.000%—07/25/2034	296
2,188	Series 2011-59 Cl. YI 6.000%—07/25/2041	367
		10,017
92	Federal National Mortgage Association REMIC Trust[8] Series 2003-W1 Cl. 1A1 4.803%—12/25/2042[2]	87
	Government National Mortgage Association
11	2.625% —09/20/2023-07/20/2027[2]	11
30	2.750% —10/20/2025-11/20/2029[2]	29
6	3.000% —07/20/2024-10/20/2025[2]	5
554	3.000%—11/15/2049	493
103	3.625% —01/20/2025-02/20/2032[2]	102
4,106	4.000%—09/15/2049-03/15/2050	3,935
1,189	4.500%—02/20/2049	1,160
17,373	5.000%—08/15/2033-06/15/2050	17,383
		23,118
	Government National Mortgage Association REMIC[8]
4,321	Series 2010-47 Cl. SK 1.231% (1 Month USD Term SOFR + 6.486%) 07/20/2037[2]	157
3,545	Series 2007-41 Cl. SM 1.331% (1 Month USD Term SOFR + 6.586%) 07/20/2037[2]	256
4,491	Series 2020-4 Cl. DI 4.000%—03/20/2041	642
4,490	Series 2014-2 Cl. IC 5.000%—01/16/2044	850
597	Series 2015-180 Cl. CI 5.000%—12/16/2045	100
741	Series 2017-163 Cl. IE 5.500%—02/20/2039	139
339	Series 2016-136 Cl. IA 6.000%—10/20/2038	47
		2,191
Total Mortgage Pass-Through (Cost $294,094)		266,980

Municipal Bonds—0.6%

2,845	New York State Dormitory Authority 3.399%—03/15/2032	2,534
3,900	New York State Urban Development Corp. 1.496%—03/15/2027	3,488
Total Municipal Bonds (Cost $6,745)		6,022

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
U.S. Government Obligations—19.4%
Principal Amount		Value
	U.S. Small Business Administration
$2	Series 2003-20I Cl. 1 5.130%—09/01/2023	$2
567	Series 2009-20A Cl. 1 5.720%—01/01/2029	554
964	Series 2008-20H Cl. 1 6.020%—08/01/2028	940
		1,496
	U.S. Treasury Bonds
2,619	1.375%—08/15/2050	1,477
74,081	1.750%—08/15/2041	51,102
31,207	2.000%—08/15/2051	20,641
9,447	2.250%—02/15/2052	6,630
7,730	2.375%—02/15/2042	5,899
11,543	3.000%—08/15/2052	9,542
19,242	3.375%—08/15/2042	17,122
10,611	3.625%—05/15/2053	9,915
8,817	3.875%—05/15/2043	8,430
		130,758

U.S. Government Obligations—Continued
Principal Amount		Value
	U.S. Treasury Notes
$6,332	2.750%—08/15/2032	$5,750
20,859	3.375%—05/15/2033	19,899
19,900	3.500%—01/31/2028	19,306
19,378	3.625%—05/31/2028	18,917
		63,872
Total U.S. Government Obligations (Cost $229,175)		196,126
TOTAL INVESTMENTS—99.1% (Cost $1,111,937)		999,885
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		9,332
TOTAL NET ASSETS—100.0%		$1,009,217

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

x
Fair valued in accordance with Harbor Funds' Valuation Procedures.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2023, the aggregate value of these securities was $262,589 or 26% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect at July 31, 2023. The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
CLO after the name of a security stands for Collateralized Loan Obligation.
4
Step coupon security; the stated rate represents the rate in effect at July 31, 2023.
5
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
6
MTN after the name of a security stands for Medium Term Note.
7
Zero coupon bond
8
REMICs are collateralized mortgage obligations which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Disruptive Innovation Fund
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.6%
Shares		Value
AUTOMOBILES—1.8%
5,499	Tesla, Inc. *	$1,471
BIOTECHNOLOGY—9.7%
4,604	89bio, Inc. *	73
81,347	Adaptimmune Therapeutics PLC ADR*,1	77
12,841	Alkermes PLC *	376
41,964	Allogene Therapeutics, Inc. *	208
12,475	Arrowhead Pharmaceuticals, Inc. *	431
8,701	Ascendis Pharma AS ADR (Denmark)*,1	784
176,793	Autolus Therapeutics PLC ADR (United Kingdom)*,1	571
18,155	Avidity Biosciences, Inc. *	173
15,214	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	374
42,399	C4 Therapeutics, Inc. *	165
8,768	Fate Therapeutics, Inc. *	36
7,742	Freeline Therapeutics Holdings PLC ADR (United Kingdom)*,1	28
7,982	Intellia Therapeutics, Inc. *	338
40,732	Iovance Biotherapeutics, Inc. *	296
5,045	Krystal Biotech, Inc. *	651
9,019	Kymera Therapeutics, Inc. *	197
5,723	Legend Biotech Corp. ADR*,1	432
121,064	Magenta Therapeutics, Inc. *	97
4,400	Moderna, Inc. *	518
80,515	Precision BioSciences, Inc. *	47
19,318	REGENXBIO, Inc. *	367
26,738	Repare Therapeutics, Inc. (Canada)*	246
18,629	Replimune Group, Inc. *	392
39,954	Rocket Pharmaceuticals, Inc. *	721
1,583	Sarepta Therapeutics, Inc. *	172
210,096	Synlogic, Inc. *	103
15,648	UniQure NV (Netherlands)*	162
		8,035
BROADLINE RETAIL—5.8%
19,788	Amazon.com, Inc. *	2,645
1,723	MercadoLibre, Inc. (Brazil)*	2,133
		4,778
CHEMICALS—2.0%
4,299	Linde PLC	1,680
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.1%
136,659	Dada Nexus Ltd. ADR (China)*,1	914
ELECTRIC UTILITIES—0.4%
4,271	NextEra Energy, Inc.	313
ELECTRICAL EQUIPMENT—0.3%
915	Hubbell, Inc. Class B	285
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
10,580	Cognex Corp.	578
ENTERTAINMENT—0.5%
6,028	Sea Ltd. ADR (Singapore)*,1	401
FINANCIAL SERVICES—6.3%
809	Adyen NV (Netherlands)*,2	1,502
20,868	Block, Inc. *	1,680
12,057	Fiserv, Inc. *	1,522
22,610	Toast, Inc. Class A*	499
		5,203

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—3.8%
8,306	Dexcom, Inc. *	$1,035
741	IDEXX Laboratories, Inc. *	411
915	Inspire Medical Systems, Inc. *	263
1,627	Insulet Corp. *	450
3,646	Lantheus Holdings, Inc. *	315
2,527	Masimo Corp. *	309
944	The Cooper Companies, Inc.	370
		3,153
HEALTH CARE PROVIDERS & SERVICES—0.2%
130,855	Invitae Corp. *	186
HOTELS, RESTAURANTS & LEISURE—5.1%
5,845	Airbnb, Inc. Class A*	889
403	Chipotle Mexican Grill, Inc. Class A*	791
777,265	Deliveroo PLC Class A (United Kingdom)*,2	1,311
13,119	DoorDash, Inc. Class A*	1,191
		4,182
INSURANCE—1.6%
10,345	Progressive Corp.	1,303
INTERACTIVE MEDIA & SERVICES—2.9%
11,490	Alphabet, Inc. Class A*	1,525
2,716	Meta Platforms, Inc. Class A*	865
		2,390
IT SERVICES—6.8%
16,889	Cloudflare, Inc. Class A*	1,161
2,310	MongoDB, Inc. Class A*	978
10,702	Okta, Inc. *	823
22,558	Shopify, Inc. Class A (Canada)*	1,524
6,187	Snowflake, Inc. Class A*	1,100
		5,586
LIFE SCIENCES TOOLS & SERVICES—5.1%
886	Bio-Rad Laboratories, Inc. Class A*	359
6,884	Danaher Corp.	1,756
5,012	ICON PLC *	1,260
746	Lonza Group AG (Switzerland)	434
762	Thermo Fisher Scientific, Inc.	418
		4,227
MACHINERY—1.1%
5,139	Chart Industries, Inc. *	936
PHARMACEUTICALS—1.4%
10,464	Arvinas, Inc. *	259
6,195	Catalent, Inc. *	301
1,336	Eli Lilly & Co.	607
		1,167
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—14.5%
21,073	Advanced Micro Devices, Inc. *	2,411
5,694	Applied Materials, Inc.	863
2,486	ASML Holding NV (Netherlands)	1,780
3,670	Lam Research Corp.	2,637
7,154	Lattice Semiconductor Corp. *	650
6,566	Microchip Technology, Inc.	617
2,929	NVIDIA Corp.	1,369
9,404	Texas Instruments, Inc.	1,693
		12,020

⬤

Harbor Disruptive Innovation Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—23.6%
293,514	Agora, Inc. ADR (China)*,1	$948
3,281	Atlassian Corp. PLC Class A*	597
9,703	Box, Inc. Class A*	303
6,986	Cadence Design Systems, Inc. *	1,635
5,239	Datadog, Inc. Class A*	612
25,849	Domo, Inc. Class B*	462
7,641	Dynatrace, Inc. *	418
12,696	Fortinet, Inc. *	987
1,845	HubSpot, Inc. *	1,071
10,599	Microsoft Corp.	3,560
2,963	Palo Alto Networks, Inc. *	741
9,337	Procore Technologies, Inc. *	708
5,665	Salesforce, Inc. *	1,275
52,507	Samsara, Inc. Class A*	1,467
4,225	ServiceNow, Inc. *	2,463
18,652	Smartsheet, Inc. Class A*	828
7,220	Splunk, Inc. *	782
2,992	Workday, Inc. Class A*	709
		19,566

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—1.0%
144,312	Farfetch Ltd. Class A (United Kingdom)*	$834
TRADING COMPANIES & DISTRIBUTORS—1.2%
2,182	United Rentals, Inc.	1,014
WIRELESS TELECOMMUNICATION SERVICES—1.7%
10,311	T-Mobile US, Inc. *	1,421
TOTAL COMMON STOCKS (Cost $71,956)		81,643
TOTAL INVESTMENTS—98.6% (Cost $71,956)		81,643
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		1,129
TOTAL NET ASSETS—100%		$82,772

FAIR VALUE MEASUREMENTS
As of July 31, 2023, the investments in Adyen NV, ASML Holding NV, Deliveroo PLC, and Lonza Group AG (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2023, the aggregate value of these securities was $2,813 or 3% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—1.1%
17,871	Airbus SE (France)	$2,633
403,815	BAE Systems PLC (United Kingdom)	4,829
104,749	Melrose Industries PLC (United Kingdom)	713
1,169,921	Rolls-Royce Holdings PLC (United Kingdom)*	2,774
		10,949
AIR FREIGHT & LOGISTICS—0.2%
30,279	Oesterreichische Post AG (Austria)	1,105
112,500	Senko Group Holdings Co. Ltd. (Japan)	814
		1,919
AUTOMOBILE COMPONENTS—0.7%
93,500	Bridgestone Corp. (Japan)	3,880
104,008	Dowlais Group PLC (United Kingdom)*	164
236,058	Gestamp Automocion SA (Spain)[1]	1,146
309,156	Johnson Electric Holdings Ltd. (Hong Kong)	426
31,204	Magna International, Inc. (Canada)	2,007
		7,623
AUTOMOBILES—0.4%
32,309	Bayerische Motoren Werke AG (Germany)	3,940
BANKS—12.0%
152,780	ANZ Group Holdings Ltd. (Australia)	2,651
565,954	Bank of Ireland Group PLC (Ireland)	5,971
59,432	Bank of Nova Scotia (Canada)	2,993
3,548,749	Barclays PLC (United Kingdom)	7,042
112,062	BNP Paribas SA (France)	7,390
1,242,895	CaixaBank SA (Spain)	5,028
52,873	Capitec Bank Holdings Ltd. (South Africa)	5,304
74,595	Close Brothers Group PLC (United Kingdom)	883
158,347	DBS Group Holdings Ltd. (Singapore)	4,085
171,512	DNB Bank ASA (Norway)	3,534
52,100	Fukuoka Financial Group, Inc. (Japan)	1,255
937,600	Grupo Financiero Banorte SAB de CV (Mexico)	8,891
203,815	HDFC Bank Ltd. ADR (India)[2]	13,917
131,162	HSBC Holdings PLC (United Kingdom)	1,098
9,542,907	Lloyds Banking Group PLC (United Kingdom)	5,513
21,333,700	PT Bank Central Asia Tbk (Indonesia)	12,920
1,153,700	Resona Holdings, Inc. (Japan)	6,281
193,397	Shinhan Financial Group Co. Ltd. (South Korea)	5,323
396,505	Standard Chartered PLC (United Kingdom)	3,809
29,400	Sumitomo Mitsui Financial Group, Inc. (Japan)	1,377
122,600	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	4,769
359,714	Svenska Handelsbanken AB Class A (Sweden)	3,158
355,843	UniCredit SpA (Italy)	9,010
84,782	United Overseas Bank Ltd. (Singapore)	1,923
		124,125
BEVERAGES—3.1%
428,400	Arca Continental SAB de CV (Mexico)	4,299
50,300	Asahi Group Holdings Ltd. (Japan)	1,977
20,251	Carlsberg AS Class B (Denmark)	3,037
33,237	Coca-Cola Europacific Partners PLC (United Kingdom)	2,107
250,579	Davide Campari-Milano NV (Italy)	3,370
153,106	Diageo PLC (United Kingdom)	6,682
50,356	Heineken NV (Netherlands)	4,929
402,700	Kirin Holdings Co. Ltd. (Japan)	5,948
		32,349

COMMON STOCKS—Continued
Shares		Value
BIOTECHNOLOGY—0.5%
25,615	CSL Ltd. (United States)	$4,614
BROADLINE RETAIL—1.7%
52,907	Naspers Ltd. (South Africa)	10,396
357,852	Vipshop Holdings Ltd. ADR (China)*,2	6,738
		17,134
BUILDING PRODUCTS—0.9%
210,941	Assa Abloy AB Class B (Sweden)	5,072
299,619	Fletcher Building Ltd. (New Zealand)	1,039
6,452	Geberit AG (Switzerland)	3,661
		9,772
CAPITAL MARKETS—3.3%
338,884	3i Group PLC (United Kingdom)	8,598
2,809,700	B3 SA - Brasil Bolsa Balcao (Brazil)	8,853
48,556	Brookfield Asset Management Ltd. Class A (Canada)	1,638
194,220	Brookfield Corp. Class A (Canada)	6,780
95,714	IG Group Holdings PLC (United Kingdom)	870
447,231	Jupiter Fund Management PLC (United Kingdom)	657
21,058	Macquarie Group Ltd. (Australia)	2,483
560,400	Nomura Holdings, Inc. (Japan)	2,318
38,179	Rathbones Group PLC (United Kingdom)	883
90,128	St. James’s Place PLC (United Kingdom)	1,088
		34,168
CHEMICALS—1.1%
193,600	Air Water, Inc. (Japan)	2,726
110,618	BASF SE (Germany)	5,930
35,600	Nissan Chemical Corp. (Japan)	1,600
29,700	Sumitomo Bakelite Co. Ltd. (Japan)	1,293
		11,549
COMMERCIAL SERVICES & SUPPLIES—1.3%
24,859	Befesa SA (Spain)[1]	953
121,338	Brambles Ltd. (Australia)	1,148
808,419	Cleanaway Waste Management Ltd. (Australia)	1,500
40,900	Daiei Kankyo Co. Ltd. (Japan)	693
67,146	Elis SA (France)	1,387
72,978	RB Global, Inc. (Canada)[3]	4,713
14,600	Secom Co. Ltd. (Japan)	980
1,091,774	Serco Group PLC (United Kingdom)	2,176
		13,550
CONSTRUCTION & ENGINEERING—1.2%
180,800	INFRONEER Holdings, Inc. (Japan)	1,760
376,900	Obayashi Corp. (Japan)	3,485
234,000	Penta-Ocean Construction Co. Ltd. (Japan)	1,270
163,674	SNC-Lavalin Group, Inc. (Canada)	4,755
33,055	Taisei Corp. (Japan)	1,253
		12,523
CONSTRUCTION MATERIALS—1.2%
31,547	CRH PLC (Ireland)	1,879
58,843	Holcim Ltd. (United States)*	4,101
20,201	James Hardie Industries PLC CDI (United States)*,2	592
143,100	Taiheiyo Cement Corp. (Japan)	2,989
99,151	Wienerberger AG (Austria)	3,256
		12,817

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—0.2%
320,035	International Personal Finance PLC (United Kingdom)	$477
85,500	Marui Group Co. Ltd. (Japan)	1,532
166,468	Vanquis Banking Group PLC (United Kingdom)	269
		2,278
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.8%
117,406	Alimentation Couche-Tard, Inc. (Canada)	5,944
268,063	Bid Corp. Ltd. (South Africa)	6,345
69,294	HelloFresh SE (Germany)*	1,976
123,753	Koninklijke Ahold Delhaize NV (Netherlands)	4,265
69,885	Loblaw Cos. Ltd. (Canada)	6,201
14,900	MatsukiyoCocokara & Co. (Japan)	872
279,974	Metcash Ltd. (Australia)	678
33,800	Seven & i Holdings Co. Ltd. (Japan)	1,402
213,859	Tesco PLC (United Kingdom)	708
140,921	X5 Retail Group NV GDR (Russia)*,2	— [x]
		28,391
CONTAINERS & PACKAGING—0.4%
328,728	DS Smith PLC (United Kingdom)	1,307
151,500	Toyo Seikan Group Holdings Ltd. (Japan)	2,463
		3,770
DISTRIBUTORS—0.3%
314,167	Inchcape PLC (United Kingdom)	3,304
DIVERSIFIED TELECOMMUNICATION SERVICES—1.3%
42,942	BCE, Inc. (Canada)	1,855
1,044,906	Koninklijke KPN NV (Netherlands)	3,780
6,967,500	Nippon Telegraph & Telephone Corp. (Japan)	7,990
		13,625
ELECTRIC UTILITIES—0.2%
19,222	Orsted AS (Denmark)[1]	1,673
ELECTRICAL EQUIPMENT—2.9%
152,784	ABB Ltd. (Switzerland)	6,131
230,723	Havells India Ltd. (India)	3,749
43,410	Legrand SA (France)	4,352
234,000	Mitsubishi Electric Corp. (Japan)	3,377
27,527	Schneider Electric SE (United States)	4,910
270,985	Vestas Wind Systems AS (Denmark)*	7,248
		29,767
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.2%
685,315	Delta Electronics, Inc. (Taiwan)	8,000
23,800	Kyocera Corp. (Japan)	1,281
11,800	Omron Corp. (Japan)	633
59,500	TDK Corp. (Japan)	2,279
38,600	Topcon Corp. (Japan)	470
		12,663
ENERGY EQUIPMENT & SERVICES—0.2%
268,479	John Wood Group PLC (United Kingdom)*	510
54,472	Technip Energies NV (France)	1,242
		1,752
ENTERTAINMENT—0.1%
17,040	CTS Eventim AG & Co. KGaA (Germany)	1,163

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—1.1%
785,443	AMP Ltd. (Australia)	$598
700,802	Chailease Holding Co. Ltd. (Taiwan)*	4,640
68,318	Challenger Ltd. (Australia)	330
91,731	Edenred (France)	5,958
		11,526
FOOD PRODUCTS—1.0%
894,000	First Pacific Co. Ltd. (Indonesia)	324
575,208	Marico Ltd. (India)	3,935
57,100	Megmilk Snow Brand Co. Ltd. (Japan)	787
52,200	NH Foods Ltd. (Japan)	1,506
52,500	Toyo Suisan Kaisha Ltd. (Japan)	2,171
22,591	Viscofan SA (Spain)	1,467
		10,190
GROUND TRANSPORTATION—1.6%
78,447	Canadian Pacific Kansas City Ltd. (Canada)	6,455
27,100	East Japan Railway Co. (Japan)	1,534
573,458	Localiza Rent a Car SA (Brazil)	8,152
637,235	Mobico Group PLC (United Kingdom)	764
		16,905
HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
44,904	Coloplast AS Class B (Denmark)	5,582
1,104,784	ConvaTec Group PLC (United Kingdom)[1]	2,960
65,677	Demant AS (Denmark)*	2,614
25,103	EssilorLuxottica SA (France)	5,050
38,716	Getinge AB Class B (Sweden)	721
63,190	Koninklijke Philips NV (Netherlands)	1,313
68,183	Smith & Nephew PLC (United Kingdom)	1,037
9,150	Sonova Holding AG (Switzerland)	2,550
		21,827
HEALTH CARE PROVIDERS & SERVICES—0.8%
52,642	Amplifon SpA (Italy)	1,781
87,426	Fresenius Medical Care AG & Co. KGaA (Germany)	4,540
96,600	Medipal Holdings Corp. (Japan)	1,656
47,400	Ship Healthcare Holdings, Inc. (Japan)	768
		8,745
HOTELS, RESTAURANTS & LEISURE—3.3%
50,344	Aristocrat Leisure Ltd. (Australia)	1,333
269,357	Compass Group PLC (United Kingdom)	7,008
278,054	Entain PLC (United Kingdom)	4,953
48,414	Flutter Entertainment PLC (Australia)*	9,630
287,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	2,095
23,630	InterContinental Hotels Group PLC (United Kingdom)	1,746
137,935	Playtech PLC (United Kingdom)*	992
1,456,355	SSP Group PLC (United Kingdom)*	4,702
215,658	TUI AG (Germany)*	1,747
		34,206
HOUSEHOLD DURABLES—1.3%
173,408	Barratt Developments PLC (United Kingdom)	1,015
51,542	GN Store Nord AS (Denmark)*	1,374
892,815	Midea Group Co. Ltd. Class A (China)	7,421
62,200	Sekisui Chemical Co. Ltd. (Japan)	945
21,400	Sony Group Corp. (Japan)	2,005
489,701	Taylor Wimpey PLC (United Kingdom)	719
		13,479

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—0.6%
75,690	Reckitt Benckiser Group PLC (United Kingdom)	$5,670
INDUSTRIAL CONGLOMERATES—1.3%
240,500	CK Hutchison Holdings Ltd. (United Kingdom)	1,483
40,515	DCC PLC (United Kingdom)	2,346
94,400	Hitachi Ltd. (Japan)	6,180
46,000	Jardine Matheson Holdings Ltd. (Hong Kong)	2,272
163,100	Nisshinbo Holdings, Inc. (Japan)	1,402
		13,683
INSURANCE—5.8%
65,887	Admiral Group PLC (United Kingdom)	1,799
1,787,400	AIA Group Ltd. (Hong Kong)	17,882
207,400	Dai-ichi Life Holdings, Inc. (Japan)	4,238
17,147	Fairfax Financial Holdings Ltd. (Canada)	13,680
71,800	Great Eastern Holdings Ltd. (Singapore)	1,002
10,920	Hannover Rueck SE (Germany)	2,330
145,748	Hiscox Ltd. (United Kingdom)	2,017
191,700	Japan Post Holdings Co. Ltd. (Japan)	1,400
19,350	Prudential PLC (Hong Kong)	271
211,998	Prudential PLC (United Kingdom)	2,944
316,764	QBE Insurance Group Ltd. (Australia)	3,363
97,089	Sampo Oyj Class A (Finland)	4,278
190,300	Tokio Marine Holdings, Inc. (Japan)	4,376
		59,580
INTERACTIVE MEDIA & SERVICES—1.3%
230,915	Auto Trader Group PLC (United Kingdom)[1]	1,915
46,233	Baidu, Inc. ADR (China)*,2	7,212
44,089	carsales.com Ltd. (Australia)	737
533,155	Rightmove PLC (United Kingdom)	3,906
		13,770
IT SERVICES—2.3%
11,861	Alten SA (France)	1,708
298,067	Infosys Ltd. ADR (India)[2]	4,966
79,000	NEC Corp. (Japan)	3,997
48,700	NET One Systems Co. Ltd. (Japan)	1,070
38,400	NS Solutions Corp. (Japan)	1,008
50,200	NTT Data Group Corp. (Japan)	698
4,125	Reply SpA (Italy)	447
106,100	SCSK Corp. (Japan)	1,764
38,157	Softcat PLC (United Kingdom)	735
171,858	Tata Consultancy Services Ltd. (India)	7,146
		23,539
LEISURE PRODUCTS—0.6%
8,851	MIPS AB (Sweden)	401
124,500	Sega Sammy Holdings, Inc. (Japan)	2,722
125,304	Spin Master Corp. (Canada)[1]	3,341
		6,464
LIFE SCIENCES TOOLS & SERVICES—0.4%
37,890	Eurofins Scientific SE (Luxembourg)	2,606
14,460	Gerresheimer AG (Germany)	1,713
		4,319
MACHINERY—4.4%
30,956	Alfa Laval AB (Sweden)	1,159
29,501	ANDRITZ AG (Austria)	1,558
356,364	CNH Industrial NV (United Kingdom)	5,147
73,100	Daifuku Co. Ltd. (Japan)	1,563

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
169,078	Fluidra SA (Spain)	$3,739
28,890	GEA Group AG (Germany)	1,226
106,892	Iveco Group NV (Italy)*	1,014
30,900	Komatsu Ltd. (Japan)	866
69,200	Kubota Corp. (Japan)	1,045
91,300	Mitsubishi Heavy Industries Ltd. (Japan)	4,332
36,200	Miura Co. Ltd. (Japan)	913
100,800	NSK Ltd. (Japan)	652
256,221	Rotork PLC (United Kingdom)	1,015
114,599	Sandvik AB (Sweden)	2,328
1,474,000	Sany Heavy Industry Co. Ltd. Class A (China)	3,667
22,826	Stabilus SE (Germany)	1,301
527,000	Techtronic Industries Co. Ltd. (Hong Kong)	5,987
25,800	Toyota Industries Corp. (Japan)	1,865
93,378	Wartsila Oyj Abp (Finland)	1,173
3,219,000	Weichai Power Co. Ltd. Class H (China)	4,769
		45,319
MARINE TRANSPORTATION—0.1%
207,747	Irish Continental Group PLC (Ireland)	1,101
MEDIA—1.3%
191,500	Fuji Media Holdings, Inc. (Japan)	2,120
103,134	Future PLC (United Kingdom)	1,107
77,700	Hakuhodo DY Holdings, Inc. (Japan)	894
2,047,600	ITV PLC (United Kingdom)	1,902
68,576	JCDecaux SE (France)*	1,285
129,720	Nippon Television Holdings, Inc. (Japan)	1,232
16,594	Schibsted ASA Class A (Norway)	355
7,586	Schibsted ASA Class B (Norway)	149
85,500	TBS Holdings, Inc. (Japan)	1,600
64,491	Viaplay Group AB Class B (Sweden)*	280
216,416	WPP PLC (United Kingdom)	2,363
		13,287
METALS & MINING—5.8%
89,660	Acerinox SA (Spain)	944
377,188	African Rainbow Minerals Ltd. (South Africa)	4,257
150,808	ArcelorMittal SA (Luxembourg)	4,362
306,374	Barrick Gold Corp. (Canada)	5,293
193,502	BHP Group Ltd. (Australia)	6,022
81,402	BlueScope Steel Ltd. (Australia)	1,200
35,800	Dowa Holdings Co. Ltd. (Japan)	1,156
360,832	Evolution Mining Ltd. (Australia)	906
175,455	First Quantum Minerals Ltd. (Canada)	5,204
27,005	Franco-Nevada Corp. (Canada)	3,940
1,258,729	Glencore PLC (Australia)	7,655
84,464	Newcrest Mining Ltd. (Australia)	1,515
187,026	Pilbara Minerals Ltd. (Australia)	612
67,199	Rio Tinto PLC (Australia)	4,442
320,373	Severstal PAO GDR (Russia)*,2	— [x]
114,796	Southern Copper Corp. (Mexico)	10,038
59,800	Sumitomo Metal Mining Co. Ltd. (Japan)	2,065
		59,611
OIL, GAS & CONSUMABLE FUELS—4.2%
773,610	Beach Energy Ltd. (Australia)	844
2,429,991	BP PLC (United Kingdom)	15,077
145,585	Canadian Natural Resources Ltd. (Canada)	8,853
187,577	Equinor ASA (Norway)	5,738
207,800	Inpex Corp. (Japan)	2,683
238,043	PrairieSky Royalty Ltd. (Canada)	4,731

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
535,966	Santos Ltd. (Australia)	$2,884
89,902	Woodside Energy Group Ltd. (Australia)	2,317
		43,127
PAPER & FOREST PRODUCTS—0.2%
401,600	Oji Holdings Corp. (Japan)	1,586
PASSENGER AIRLINES—1.2%
153,135	Air Canada (Canada)*	2,822
56,841	Copa Holdings SA Class A (Panama)	6,708
312,309	easyJet PLC (United Kingdom)*	1,814
313,568	Qantas Airways Ltd. (Australia)*	1,378
		12,722
PERSONAL CARE PRODUCTS—0.4%
528,570	Dabur India Ltd. (India)	3,705
281,459	L’Occitane International SA (Luxembourg)	865
		4,570
PHARMACEUTICALS—2.9%
102,489	Novo Nordisk AS Class B (Denmark)	16,526
38,099	Roche Holding AG (United States)	11,813
10,300	Sawai Group Holdings Co. Ltd. (Japan)	256
64,300	Tsumura & Co. (Japan)	1,197
		29,792
PROFESSIONAL SERVICES—2.5%
138,843	ALS Ltd. (Australia)	1,098
1,559,704	Capita PLC (United Kingdom)*	553
97,119	Experian PLC (United States)	3,753
645,043	Hays PLC (United Kingdom)	887
92,116	Intertek Group PLC (United Kingdom)	5,160
98,366	IPH Ltd. (Australia)	524
9,200	Nomura Co. Ltd. (Japan)	59
380,704	Pagegroup PLC (United Kingdom)	2,180
39,800	Persol Holdings Co. Ltd. (Japan)	787
34,557	Randstad NV (Netherlands)	2,025
193,365	RELX PLC (United Kingdom)	6,508
110,419	RWS Holdings PLC (United Kingdom)	369
22,700	TechnoPro Holdings, Inc. (Japan)	588
5,847	Teleperformance (France)	848
		25,339
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
161,100	Daiwa House Industry Co. Ltd. (Japan)	4,379
220,500	Swire Pacific Ltd. Class A (Hong Kong)	1,843
		6,222
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.3%
17,326	ASML Holding NV (Netherlands)	12,410
74,100	ASMPT Ltd. (Hong Kong)	723
141,000	MediaTek, Inc. (Taiwan)	3,103
194,200	Renesas Electronics Corp. (Japan)*	3,747
755,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13,633
		33,616
SOFTWARE—1.0%
3,982	Constellation Software, Inc. (Canada)	8,413
11,948	Lumine Group, Inc. (Canada)*	189

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
19,200	Oracle Corp. (Japan)	$1,346
		9,948
SPECIALTY RETAIL—1.4%
21,100	ABC-Mart, Inc. (Japan)	1,168
1,384,700	Esprit Holdings Ltd. (Hong Kong)*	102
291,628	Pets at Home Group PLC (United Kingdom)	1,465
68,100	USS Co. Ltd. (Japan)	1,181
86,627	WH Smith PLC (United Kingdom)	1,661
39,231	Zalando SE (Germany)*,1	1,354
1,488,500	Zhongsheng Group Holdings Ltd. (China)	5,230
127,600	ZOZO, Inc. (Japan)	2,491
		14,652
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.9%
633,529	Advantech Co. Ltd. (Taiwan)	7,911
16,376	Logitech International SA (Switzerland)	1,158
13,339	Quadient SA (France)	297
185,423	Samsung Electronics Co. Ltd. (South Korea)	10,153
		19,519
TEXTILES, APPAREL & LUXURY GOODS—2.0%
15,615	adidas AG (Germany)	3,153
44,597	Cie Financiere Richemont SA Class A (Switzerland)	7,182
54,794	Gildan Activewear, Inc. (Canada)	1,704
460,500	Li Ning Co. Ltd. (China)	2,807
303,600	Samsonite International SA (United States)*,1	905
464,100	Shenzhou International Group Holdings Ltd. (China)	4,926
436,570	Stella International Holdings Ltd. (Hong Kong)	429
		21,106
TRADING COMPANIES & DISTRIBUTORS—1.9%
527,600	BOC Aviation Ltd. (China)[1]	4,422
51,996	Brenntag SE (Germany)	4,034
88,323	Bunzl PLC (United Kingdom)	3,274
102,012	Finning International, Inc. (Canada)	3,514
64,600	ITOCHU Corp. (Japan)	2,613
52,617	Rexel SA (France)	1,269
		19,126
TRANSPORTATION INFRASTRUCTURE—0.8%
63,868	Getlink SE (France)	1,123
324,546	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)	6,175
52,000	Mitsubishi Logistics Corp. (Japan)	1,306
		8,604
WIRELESS TELECOMMUNICATION SERVICES—0.2%
30,000	KDDI Corp. (Japan)	883
35,098	Rogers Communications, Inc. Class B (Canada)	1,537
		2,420
TOTAL COMMON STOCKS (Cost $867,495)		1,010,988

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
PREFERRED STOCKS—0.2%
Shares		Value
(Cost $2,992)
AUTOMOBILES—0.2%
19,199	Volkswagen AG (Germany)	$2,543
TOTAL INVESTMENTS—98.1% (Cost $870,487)		1,013,531
CASH AND OTHER ASSETS, LESS LIABILITIES—1.9%		19,255
TOTAL NET ASSETS—100%		$1,032,786

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$26,301	$—	$26,301
Europe	11,058	380,955	—	392,013
Latin America	53,115	—	—	53,115
Middle East/Central Asia	18,882	34,011	—	52,893
North America	106,564	30,688	—	137,252
Pacific Basin	23,580	325,834	—	349,414
Preferred Stocks
Europe	—	2,543	—	2,543
Total Investments in Securities	$213,199	$800,332	$—	$1,013,531
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the year ended July 31, 2023.
Valuation Description	Beginning Balance as of 11/01/2022 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2023 (000s)	Unrealized Gain/(Loss) as of 07/31/2023 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(11,174)

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/23 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PAO GDR (Russia)*	$—	Market Approach	Estimated Recovery Value	$0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$0.00
	$—

*
Non-income producing security
x
Fair valued in accordance with Harbor Funds' Valuation Procedures.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2023, the aggregate value of these securities was $18,669 or 2% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
3
All or a portion of this security was out on loan as of July 31, 2023. The market value of securities on loan and non-cash collateral were $214 and $225 respectively.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Global Leaders Fund
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—100.8%
Shares		Value
AEROSPACE & DEFENSE—5.2%
3,237	Axon Enterprise, Inc. (United States)*	$602
1,635	TransDigm Group, Inc. (United States)	1,471
		2,073
AUTOMOBILE COMPONENTS—2.1%
7,579	Aptiv PLC (United States)*	830
BANKS—2.9%
17,118	HDFC Bank Ltd. ADR (India)[1]	1,169
BROADLINE RETAIL—2.0%
45,205	Coupang, Inc. Class A (South Korea)*	820
CAPITAL MARKETS—3.4%
96,677	Allfunds Group PLC (United Kingdom)	630
6,547	Intercontinental Exchange, Inc. (United States)	752
		1,382
CHEMICALS—2.3%
3,010	Sika AG (Switzerland)	937
COMMERCIAL SERVICES & SUPPLIES—2.8%
139,787	Rentokil Initial PLC (United Kingdom)	1,140
CONSUMER STAPLES DISTRIBUTION & RETAIL—4.1%
23,361	Alimentation Couche-Tard, Inc. (Canada)	1,183
7,212	DocMorris AG (Switzerland)*	441
		1,624
DIVERSIFIED CONSUMER SERVICES—2.1%
81,069	Chegg, Inc. (United States)*	821
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.8%
3,360	Keyence Corp. (Japan)	1,508
ENTERTAINMENT—3.8%
21,217	Liberty Media Corp. Class C (United States)*	1,540
FINANCIAL SERVICES—7.3%
612	Adyen NV (Netherlands)*,2	1,136
7,470	Visa, Inc. Class A (United States)	1,776
		2,912
HEALTH CARE EQUIPMENT & SUPPLIES—2.6%
4,534	STERIS PLC (United States)	1,023
HEALTH CARE PROVIDERS & SERVICES—1.5%
1,225	UnitedHealth Group, Inc. (United States)	620
INSURANCE—3.7%
150,100	AIA Group Ltd. (Hong Kong)	1,502

COMMON STOCKS—Continued
Shares		Value
IT SERVICES—6.3%
16,548	Cloudflare, Inc. Class A (United States)*	$1,138
2,293	Globant SA (United States)*	401
14,353	Shopify, Inc. Class A (Canada)*	970
		2,509
LIFE SCIENCES TOOLS & SERVICES—6.7%
5,775	IQVIA Holdings, Inc. (United States)*	1,292
1,702	Lonza Group AG (Switzerland)	989
13,375	Stevanato Group SpA (Italy)	418
		2,699
MEDIA—3.6%
3,608	Charter Communications, Inc. Class A (United States)*	1,462
PHARMACEUTICALS—2.4%
5,033	Zoetis, Inc. (United States)	947
PROFESSIONAL SERVICES—1.7%
19,850	Recruit Holdings Co. Ltd. (Japan)	687
REAL ESTATE MANAGEMENT & DEVELOPMENT—3.8%
18,070	CoStar Group, Inc. (United States)*	1,517
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.6%
1,864	ASM International NV (Netherlands)	885
13,715	Entegris, Inc. (United States)	1,505
5,865	Texas Instruments, Inc. (United States)	1,056
		3,446
SOFTWARE—15.4%
873	Constellation Software, Inc. (Canada)	1,845
3,777	Microsoft Corp. (United States)	1,269
3,781	Roper Technologies, Inc. (United States)	1,864
2,045	ServiceNow, Inc. (United States)*	1,192
		6,170
TRADING COMPANIES & DISTRIBUTORS—2.7%
40,400	MonotaRO Co. Ltd. (Japan)	493
3,509	SiteOne Landscape Supply, Inc. (United States)*	596
		1,089
TOTAL COMMON STOCKS (Cost $29,134)		40,427
TOTAL INVESTMENTS—100.8% (Cost $29,134)		40,427
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.8)%		(318)
TOTAL NET ASSETS—100%		$40,109

⬤

Harbor Global Leaders Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$418	$6,159	$—	$6,577
Middle East/Central Asia	1,989	—	—	1,989
North America	27,671	—	—	27,671
Pacific Basin	—	4,190	—	4,190
Total Investments in Securities	$30,078	$10,349	$—	$40,427
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2023, the aggregate value of these securities was $1,136 or 3% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.0%
Shares		Value
AEROSPACE & DEFENSE—1.7%
97,627	Airbus SE (France)	$14,380
2,198,794	BAE Systems PLC (United Kingdom)	26,295
573,171	Melrose Industries PLC (United Kingdom)	3,901
6,312,807	Rolls-Royce Holdings PLC (United Kingdom)*	14,969
		59,545
AIR FREIGHT & LOGISTICS—0.3%
162,007	Oesterreichische Post AG (Austria)	5,910
591,800	Senko Group Holdings Co. Ltd. (Japan)	4,284
		10,194
AUTOMOBILE COMPONENTS—0.9%
489,700	Bridgestone Corp. (Japan)	20,320
573,171	Dowlais Group PLC (United Kingdom)*	907
1,282,475	Gestamp Automocion SA (Spain)[1]	6,227
72,047	Hankook Tire & Technology Co. Ltd. (South Korea)	2,185
871,183	Johnson Electric Holdings Ltd. (Hong Kong)	1,201
		30,840
AUTOMOBILES—0.6%
173,980	Bayerische Motoren Werke AG (Germany)	21,217
8,302	Hyundai Motor Co. (South Korea)	1,276
		22,493
BANKS—11.4%
452,020	ANZ Group Holdings Ltd. (Australia)	7,842
158,429	Axis Bank Ltd. (India)	1,841
3,043,457	Bank of Ireland Group PLC (Ireland)	32,111
19,084,411	Barclays PLC (United Kingdom)	37,869
602,196	BNP Paribas SA (France)	39,713
6,818,855	CaixaBank SA (Spain)	27,584
31,827	Capitec Bank Holdings Ltd. (South Africa)	3,193
404,187	Close Brothers Group PLC (United Kingdom)	4,783
471,634	DBS Group Holdings Ltd. (Singapore)	12,167
932,664	DNB Bank ASA (Norway)	19,220
273,100	Fukuoka Financial Group, Inc. (Japan)	6,581
560,400	Grupo Financiero Banorte SAB de CV (Mexico)	5,314
111,051	Hana Financial Group, Inc. (South Korea)	3,422
122,382	HDFC Bank Ltd. ADR (India)[2]	8,356
371,969	HSBC Holdings PLC (United Kingdom)	3,113
295,600	Kasikornbank PCL (Thailand)	1,090
51,281,774	Lloyds Banking Group PLC (United Kingdom)	29,628
12,727,100	PT Bank Central Asia Tbk (Indonesia)	7,708
6,008,400	Resona Holdings, Inc. (Japan)	32,710
116,622	Shinhan Financial Group Co. Ltd. (South Korea)	3,210
1,513,137	Standard Chartered PLC (United Kingdom)	14,534
154,800	Sumitomo Mitsui Financial Group, Inc. (Japan)	7,253
641,600	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	24,959
1,934,460	Svenska Handelsbanken AB Class A (Sweden)	16,984
1,905,647	UniCredit SpA (Italy)	48,251
249,900	United Overseas Bank Ltd. (Singapore)	5,669
		405,105
BEVERAGES—4.4%
259,200	Arca Continental SAB de CV (Mexico)	2,601
262,300	Asahi Group Holdings Ltd. (Japan)	10,311
110,088	Carlsberg AS Class B (Denmark)	16,511
178,136	Coca-Cola Europacific Partners PLC (United Kingdom)	11,292
1,357,739	Davide Campari-Milano NV (Italy)	18,260
835,356	Diageo PLC (United Kingdom)	36,457
273,455	Heineken NV (Netherlands)	26,766

COMMON STOCKS—Continued
Shares		Value
BEVERAGES—Continued
2,100,600	Kirin Holdings Co. Ltd. (Japan)	$31,027
6,961,700	Thai Beverage PCL (Thailand)	3,167
		156,392
BIOTECHNOLOGY—0.4%
79,690	CSL Ltd. (United States)	14,353
BROADLINE RETAIL—0.3%
31,754	Naspers Ltd. (South Africa)	6,239
213,752	Vipshop Holdings Ltd. ADR (China)*,2	4,025
		10,264
BUILDING PRODUCTS—1.4%
1,132,172	Assa Abloy AB Class B (Sweden)	27,221
935,609	Fletcher Building Ltd. (New Zealand)	3,244
34,762	Geberit AG (Switzerland)	19,727
		50,192
CAPITAL MARKETS—2.5%
1,841,942	3i Group PLC (United Kingdom)	46,732
1,685,800	B3 SA - Brasil Bolsa Balcao (Brazil)	5,312
513,022	IG Group Holdings PLC (United Kingdom)	4,662
2,350,073	Jupiter Fund Management PLC (United Kingdom)	3,450
63,654	Macquarie Group Ltd. (Australia)	7,507
2,893,800	Nomura Holdings, Inc. (Japan)	11,971
204,613	Rathbones Group PLC (United Kingdom)	4,734
483,080	St. James’s Place PLC (United Kingdom)	5,831
		90,199
CHEMICALS—1.7%
1,007,200	Air Water, Inc. (Japan)	14,185
604,637	BASF SE (Germany)	32,415
187,500	Nissan Chemical Corp. (Japan)	8,426
153,900	Sumitomo Bakelite Co. Ltd. (Japan)	6,698
		61,724
COMMERCIAL SERVICES & SUPPLIES—1.2%
137,754	Befesa SA (Spain)[1]	5,279
344,776	Brambles Ltd. (Australia)	3,262
2,435,355	Cleanaway Waste Management Ltd. (Australia)	4,520
214,800	Daiei Kankyo Co. Ltd. (Japan)	3,640
364,291	Elis SA (France)	7,526
76,100	Secom Co. Ltd. (Japan)	5,107
5,873,711	Serco Group PLC (United Kingdom)	11,706
		41,040
CONSTRUCTION & ENGINEERING—1.1%
954,100	INFRONEER Holdings, Inc. (Japan)	9,291
1,948,500	Obayashi Corp. (Japan)	18,015
1,218,300	Penta-Ocean Construction Co. Ltd. (Japan)	6,613
170,674	Taisei Corp. (Japan)	6,468
		40,387
CONSTRUCTION MATERIALS—1.9%
169,068	CRH PLC (Ireland)	10,071
316,306	Holcim Ltd. (United States)*	22,046
60,733	James Hardie Industries PLC CDI (United States)*,2	1,780
747,600	Taiheiyo Cement Corp. (Japan)	15,613
533,640	Wienerberger AG (Austria)	17,525
		67,035

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—0.3%
1,690,129	International Personal Finance PLC (United Kingdom)	$2,522
449,900	Marui Group Co. Ltd. (Japan)	8,060
942,779	Vanquis Banking Group PLC (United Kingdom)	1,523
		12,105
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.6%
161,091	Bid Corp. Ltd. (South Africa)	3,813
373,061	HelloFresh SE (Germany)*	10,638
675,753	Koninklijke Ahold Delhaize NV (Netherlands)	23,292
78,700	MatsukiyoCocokara & Co. (Japan)	4,606
870,855	Metcash Ltd. (Australia)	2,109
177,900	Seven & i Holdings Co. Ltd. (Japan)	7,380
1,146,267	Tesco PLC (United Kingdom)	3,796
95,013	X5 Retail Group NV GDR (Russia)*,2	— [x]
		55,634
CONTAINERS & PACKAGING—0.6%
1,779,535	DS Smith PLC (United Kingdom)	7,075
779,800	Toyo Seikan Group Holdings Ltd. (Japan)	12,677
		19,752
DISTRIBUTORS—0.5%
1,709,561	Inchcape PLC (United Kingdom)	17,979
DIVERSIFIED TELECOMMUNICATION SERVICES—1.7%
5,665,693	Koninklijke KPN NV (Netherlands)	20,500
36,442,500	Nippon Telegraph & Telephone Corp. (Japan)	41,789
		62,289
ELECTRIC UTILITIES—0.2%
103,822	Orsted AS (Denmark)[1]	9,035
ELECTRICAL EQUIPMENT—4.0%
810,164	ABB Ltd. (Switzerland)	32,510
137,816	Havells India Ltd. (India)	2,239
233,213	Legrand SA (France)	23,381
1,218,900	Mitsubishi Electric Corp. (Japan)	17,590
146,369	Schneider Electric SE (United States)	26,108
1,444,342	Vestas Wind Systems AS (Denmark)*	38,631
		140,459
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
409,000	Delta Electronics, Inc. (Taiwan)	4,774
125,800	Kyocera Corp. (Japan)	6,769
61,900	Omron Corp. (Japan)	3,323
312,300	TDK Corp. (Japan)	11,964
202,700	Topcon Corp. (Japan)	2,467
		29,297
ENERGY EQUIPMENT & SERVICES—0.3%
1,464,218	John Wood Group PLC (United Kingdom)*	2,783
291,933	Technip Energies NV (France)	6,654
		9,437
ENTERTAINMENT—0.2%
91,334	CTS Eventim AG & Co. KGaA (Germany)	6,233
27,570	Modern Times Group MTG AB Class B (Sweden)*	179
		6,412
FINANCIAL SERVICES—1.1%
2,336,220	AMP Ltd. (Australia)	1,778

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
417,545	Chailease Holding Co. Ltd. (Taiwan)*	$2,765
215,065	Challenger Ltd. (Australia)	1,039
498,748	Edenred (France)	32,394
		37,976
FOOD PRODUCTS—1.0%
2,438,000	First Pacific Co. Ltd. (Indonesia)	884
343,583	Marico Ltd. (India)	2,351
295,100	Megmilk Snow Brand Co. Ltd. (Japan)	4,065
269,600	NH Foods Ltd. (Japan)	7,779
1,488,000	Tingyi Cayman Islands Holding Corp. (China)	2,298
273,500	Toyo Suisan Kaisha Ltd. (Japan)	11,312
121,346	Viscofan SA (Spain)	7,878
		36,567
GROUND TRANSPORTATION—0.5%
141,700	East Japan Railway Co. (Japan)	8,022
345,073	Localiza Rent a Car SA (Brazil)	4,905
3,452,795	Mobico Group PLC (United Kingdom)	4,140
		17,067
HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
245,624	Coloplast AS Class B (Denmark)	30,533
6,053,674	ConvaTec Group PLC (United Kingdom)[1]	16,219
352,968	Demant AS (Denmark)*	14,046
135,050	EssilorLuxottica SA (France)	27,169
207,515	Getinge AB Class B (Sweden)	3,866
338,970	Koninklijke Philips NV (Netherlands)	7,042
372,250	Smith & Nephew PLC (United Kingdom)	5,663
49,957	Sonova Holding AG (Switzerland)	13,925
		118,463
HEALTH CARE PROVIDERS & SERVICES—1.3%
283,645	Amplifon SpA (Italy)	9,596
474,867	Fresenius Medical Care AG & Co. KGaA (Germany)	24,662
501,200	Medipal Holdings Corp. (Japan)	8,594
248,900	Ship Healthcare Holdings, Inc. (Japan)	4,031
		46,883
HOTELS, RESTAURANTS & LEISURE—5.2%
2,515,000	Ajisen China Holdings Ltd. (Hong Kong)	324
152,149	Aristocrat Leisure Ltd. (Australia)	4,030
1,448,392	Compass Group PLC (United Kingdom)	37,684
1,523,419	Entain PLC (United Kingdom)	27,134
262,854	Flutter Entertainment PLC (Australia)*	52,282
842,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	6,146
128,036	InterContinental Hotels Group PLC (United Kingdom)	9,463
747,385	Playtech PLC (United Kingdom)*	5,377
7,898,168	SSP Group PLC (United Kingdom)*	25,499
44,638	Trip.com Group Ltd. ADR (China)*,2	1,832
1,168,324	TUI AG (Germany)*	9,463
75,585	Yum China Holdings, Inc. (China)	4,612
		183,846
HOUSEHOLD DURABLES—1.0%
939,594	Barratt Developments PLC (United Kingdom)	5,500
276,308	GN Store Nord AS (Denmark)*	7,367
534,400	Midea Group Co. Ltd. Class A (China)	4,442
326,200	Sekisui Chemical Co. Ltd. (Japan)	4,955
111,800	Sony Group Corp. (Japan)	10,472

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
2,624,757	Taylor Wimpey PLC (United Kingdom)	$3,853
		36,589
HOUSEHOLD PRODUCTS—0.9%
412,989	Reckitt Benckiser Group PLC (United Kingdom)	30,938
INDUSTRIAL CONGLOMERATES—1.8%
716,500	CK Hutchison Holdings Ltd. (United Kingdom)	4,419
220,322	DCC PLC (United Kingdom)	12,756
494,500	Hitachi Ltd. (Japan)	32,372
139,200	Jardine Matheson Holdings Ltd. (Hong Kong)	6,876
20,766	LG Corp. (South Korea)	1,360
849,200	Nisshinbo Holdings, Inc. (Japan)	7,298
		65,081
INSURANCE—4.6%
354,690	Admiral Group PLC (United Kingdom)	9,684
2,541,200	AIA Group Ltd. (Hong Kong)	25,424
1,083,100	Dai-ichi Life Holdings, Inc. (Japan)	22,130
204,700	Great Eastern Holdings Ltd. (Singapore)	2,855
59,168	Hannover Rueck SE (Germany)	12,625
789,723	Hiscox Ltd. (United Kingdom)	10,931
1,003,200	Japan Post Holdings Co. Ltd. (Japan)	7,326
362,000	Ping An Insurance Group Co. of China Ltd. Class H (China)	2,638
53,950	Prudential PLC (Hong Kong)	754
984,444	Prudential PLC (United Kingdom)	13,670
970,601	QBE Insurance Group Ltd. (Australia)	10,305
521,370	Sampo Oyj Class A (Finland)	22,975
1,000,200	Tokio Marine Holdings, Inc. (Japan)	22,999
		164,316
INTERACTIVE MEDIA & SERVICES—1.2%
1,247,687	Auto Trader Group PLC (United Kingdom)[1]	10,348
49,887	Baidu, Inc. ADR (China)*,2	7,782
130,173	carsales.com Ltd. (Australia)	2,176
2,877,439	Rightmove PLC (United Kingdom)	21,083
		41,389
IT SERVICES—1.9%
63,640	Alten SA (France)	9,166
178,041	Infosys Ltd. ADR (India)[2]	2,966
412,400	NEC Corp. (Japan)	20,866
253,100	NET One Systems Co. Ltd. (Japan)	5,561
199,200	NS Solutions Corp. (Japan)	5,228
264,900	NTT Data Group Corp. (Japan)	3,685
22,108	Reply SpA (Italy)	2,395
559,300	SCSK Corp. (Japan)	9,298
204,519	Softcat PLC (United Kingdom)	3,941
102,951	Tata Consultancy Services Ltd. (India)	4,281
		67,387
LEISURE PRODUCTS—0.5%
47,442	MIPS AB (Sweden)	2,148
648,400	Sega Sammy Holdings, Inc. (Japan)	14,177
		16,325
LIFE SCIENCES TOOLS & SERVICES—0.7%
204,902	Eurofins Scientific SE (Luxembourg)	14,093
78,352	Gerresheimer AG (Germany)	9,280
		23,373

COMMON STOCKS—Continued
Shares		Value
MACHINERY—4.9%
164,544	Alfa Laval AB (Sweden)	$6,159
158,107	ANDRITZ AG (Austria)	8,348
1,915,190	CNH Industrial NV (United Kingdom)	27,661
385,400	Daifuku Co. Ltd. (Japan)	8,243
924,169	Fluidra SA (Spain)	20,438
156,537	GEA Group AG (Germany)	6,644
575,406	Iveco Group NV (Italy)*	5,457
162,800	Komatsu Ltd. (Japan)	4,561
359,900	Kubota Corp. (Japan)	5,437
472,700	Mitsubishi Heavy Industries Ltd. (Japan)	22,427
190,400	Miura Co. Ltd. (Japan)	4,804
525,600	NSK Ltd. (Japan)	3,402
1,388,308	Rotork PLC (United Kingdom)	5,499
617,063	Sandvik AB (Sweden)	12,534
886,700	Sany Heavy Industry Co. Ltd. Class A (China)	2,206
122,422	Stabilus SE (Germany)	6,980
470,000	Techtronic Industries Co. Ltd. (Hong Kong)	5,339
135,900	Toyota Industries Corp. (Japan)	9,821
503,210	Wartsila Oyj Abp (Finland)	6,322
1,920,000	Weichai Power Co. Ltd. Class H (China)	2,844
		175,126
MARINE TRANSPORTATION—0.2%
1,132,072	Irish Continental Group PLC (Ireland)	5,999
MEDIA—2.0%
992,200	Fuji Media Holdings, Inc. (Japan)	10,986
557,722	Future PLC (United Kingdom)	5,989
399,800	Hakuhodo DY Holdings, Inc. (Japan)	4,600
11,020,680	ITV PLC (United Kingdom)	10,235
396,819	JCDecaux SE (France)*	7,436
670,300	Nippon Television Holdings, Inc. (Japan)	6,365
88,940	Schibsted ASA Class A (Norway)	1,905
40,327	Schibsted ASA Class B (Norway)	791
442,900	TBS Holdings, Inc. (Japan)	8,288
347,062	Viaplay Group AB Class B (Sweden)*	1,507
1,159,911	WPP PLC (United Kingdom)	12,665
		70,767
METALS & MINING—4.4%
483,820	Acerinox SA (Spain)	5,093
225,458	African Rainbow Minerals Ltd. (South Africa)	2,545
810,554	ArcelorMittal SA (Luxembourg)	23,443
637,872	BHP Group Ltd. (Australia)	19,852
238,886	BlueScope Steel Ltd. (Australia)	3,523
185,000	Dowa Holdings Co. Ltd. (Japan)	5,975
1,070,347	Evolution Mining Ltd. (Australia)	2,687
104,875	First Quantum Minerals Ltd. (Canada)	3,111
6,822,121	Glencore PLC (Australia)	41,488
248,212	Newcrest Mining Ltd. (Australia)	4,452
569,279	Pilbara Minerals Ltd. (Australia)	1,862
360,166	Rio Tinto PLC (Australia)	23,806
217,215	Severstal PAO GDR (Russia)*,2	— [x]
68,772	Southern Copper Corp. (Mexico)	6,013
311,300	Sumitomo Metal Mining Co. Ltd. (Japan)	10,751
		154,601
OIL, GAS & CONSUMABLE FUELS—4.1%
2,307,188	Beach Energy Ltd. (Australia)	2,516
13,056,531	BP PLC (United Kingdom)	81,008
1,012,168	Equinor ASA (Norway)	30,961
1,077,100	Inpex Corp. (Japan)	13,908

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
1,682,089	Santos Ltd. (Australia)	$9,051
291,938	Woodside Energy Group Ltd. (Australia)	7,525
		144,969
PAPER & FOREST PRODUCTS—0.2%
2,076,300	Oji Holdings Corp. (Japan)	8,198
PASSENGER AIRLINES—0.5%
33,847	Copa Holdings SA Class A (Panama)	3,995
1,692,965	easyJet PLC (United Kingdom)*	9,833
926,811	Qantas Airways Ltd. (Australia)*	4,072
		17,900
PERSONAL CARE PRODUCTS—0.1%
20,757	AMOREPACIFIC Group (South Korea)	445
316,434	Dabur India Ltd. (India)	2,218
852,250	L’Occitane International SA (Luxembourg)	2,619
		5,282
PHARMACEUTICALS—4.5%
549,394	Novo Nordisk AS Class B (Denmark)	88,591
204,741	Roche Holding AG (United States)	63,480
54,000	Sawai Group Holdings Co. Ltd. (Japan)	1,345
333,900	Tsumura & Co. (Japan)	6,214
		159,630
PROFESSIONAL SERVICES—3.7%
359,363	ALS Ltd. (Australia)	2,842
8,313,451	Capita PLC (United Kingdom)*	2,948
522,513	Experian PLC (United States)	20,193
3,457,386	Hays PLC (United Kingdom)	4,757
494,610	Intertek Group PLC (United Kingdom)	27,707
303,784	IPH Ltd. (Australia)	1,617
48,100	Nomura Co. Ltd. (Japan)	306
2,069,288	Pagegroup PLC (United Kingdom)	11,849
212,700	Persol Holdings Co. Ltd. (Japan)	4,208
191,930	Randstad NV (Netherlands)	11,244
1,038,132	RELX PLC (United Kingdom)	34,940
591,836	RWS Holdings PLC (United Kingdom)	1,976
118,100	TechnoPro Holdings, Inc. (Japan)	3,058
31,343	Teleperformance (France)	4,546
		132,191
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
841,500	Daiwa House Industry Co. Ltd. (Japan)	22,871
659,000	Swire Pacific Ltd. Class A (Hong Kong)	5,509
		28,380
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
50,116	ASML Holding NV (Netherlands)	35,897
219,900	ASMPT Ltd. (Hong Kong)	2,145
84,000	MediaTek, Inc. (Taiwan)	1,848
1,007,300	Renesas Electronics Corp. (Japan)*	19,435
454,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8,198
		67,523
SOFTWARE—0.2%
100,700	Oracle Corp. (Japan)	7,059
SPECIALTY RETAIL—1.5%
110,000	ABC-Mart, Inc. (Japan)	6,090

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
3,987,400	Esprit Holdings Ltd. (Hong Kong)*	$292
1,579,759	Pets at Home Group PLC (United Kingdom)	7,939
357,200	USS Co. Ltd. (Japan)	6,194
469,468	WH Smith PLC (United Kingdom)	9,000
209,561	Zalando SE (Germany)*,1	7,235
894,500	Zhongsheng Group Holdings Ltd. (China)	3,143
666,300	ZOZO, Inc. (Japan)	13,008
		52,901
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
380,557	Advantech Co. Ltd. (Taiwan)	4,752
87,774	Logitech International SA (Switzerland)	6,206
71,494	Quadient SA (France)	1,594
203,954	Samsung Electronics Co. Ltd. (South Korea)	11,167
		23,719
TEXTILES, APPAREL & LUXURY GOODS—1.9%
83,942	adidas AG (Germany)	16,947
22,165	Cie Financiere Richemont SA Class A (South Africa)	3,548
239,833	Cie Financiere Richemont SA Class A (Switzerland)	38,621
276,000	Li Ning Co. Ltd. (China)	1,682
894,000	Samsonite International SA (United States)*,1	2,664
279,018	Shenzhou International Group Holdings Ltd. (China)	2,962
909,521	Stella International Holdings Ltd. (Hong Kong)	894
		67,318
TRADING COMPANIES & DISTRIBUTORS—1.8%
321,200	BOC Aviation Ltd. (China)[1]	2,692
279,417	Brenntag SE (Germany)	21,679
474,833	Bunzl PLC (United Kingdom)	17,601
338,100	ITOCHU Corp. (Japan)	13,675
287,304	Rexel SA (France)	6,930
		62,577
TRANSPORTATION INFRASTRUCTURE—0.5%
342,329	Getlink SE (France)	6,017
193,857	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)	3,688
270,300	Mitsubishi Logistics Corp. (Japan)	6,790
		16,495
WIRELESS TELECOMMUNICATION SERVICES—0.1%
155,700	KDDI Corp. (Japan)	4,582
TOTAL COMMON STOCKS (Cost $2,894,144)		3,513,579

PREFERRED STOCKS—0.4%

AUTOMOBILES—0.4%
102,149	Volkswagen AG (Germany)	13,532
PERSONAL CARE PRODUCTS—0.0%
8,795	AMOREPACIFIC Group (South Korea)	136
TOTAL PREFERRED STOCKS (Cost $16,107)		13,668
TOTAL INVESTMENTS—99.4% (Cost $2,910,251)		3,527,247
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		20,624
TOTAL NET ASSETS—100%		$3,547,871

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Cie Financiere Richemont SA (South Africa)*	74,788	CHF 67.00	11/22/2023	$—	$89
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$—	$19,338	$—	$19,338
Europe	59,473	2,009,694	—	2,069,167
Latin America	31,828	—	—	31,828
Middle East/Central Asia	11,322	35,995	—	47,317
North America	3,111	150,624	—	153,735
Pacific Basin	71,623	1,120,571	—	1,192,194
Preferred Stocks
Europe	—	13,532	—	13,532
Middle East/Central Asia	—	136	—	136
Total Investments in Securities	$177,357	$3,349,890	$—	$3,527,247
Financial Derivative Instruments - Assets
Rights/Warrants	$89	$—	$—	89
Total Investments	$177,446	$3,349,890	$—	$3,527,336
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the year ended July 31, 2023.
Valuation Description	Beginning Balance as of 11/01/2022 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2023 (000s)	Unrealized Gain/(Loss) as of 07/31/2023 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(7,678)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/23 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PAO GDR (Russia)*	$—	Market Approach	Estimated Recovery Value	$0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$0.00
	$—

*
Non-income producing security
x
Fair valued in accordance with Harbor Funds' Valuation Procedures.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2023, the aggregate value of these securities was $59,699 or 2% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
CHF
Swiss Franc
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—2.2%
1,128	Dassault Aviation SA (France)	$219
1,959	Kongsberg Gruppen ASA (Norway)	85
27,811	Leonardo SpA (Italy)	377
12,645	QinetiQ Group PLC (United Kingdom)	52
441,196	Rolls-Royce Holdings PLC (United Kingdom)*	1,046
2,905	Saab AB Class B (Sweden)	153
9,764	Thales SA (France)	1,461
		3,393
AIR FREIGHT & LOGISTICS—0.9%
6,114	DSV AS (Denmark)	1,224
23,727	Gulf Warehousing Co. (Qatar)	22
5,800	KRS Corp. (Japan)	38
2,800	Sankyu, Inc. (Japan)	97
		1,381
AUTOMOBILE COMPONENTS—0.4%
12,913	Bulten AB (Sweden)	99
106,196	Dowlais Group PLC (United Kingdom)*	168
4,933	ElringKlinger AG (Germany)	42
8,700	Ichikoh Industries Ltd. (Japan)	33
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	39
8,986	Martinrea International, Inc. (Canada)	101
2,400	T RAD Co. Ltd. (Japan)	31
6,500	Thai Stanley Electric PCL NVDR (Thailand)[1]	37
		550
AUTOMOBILES—3.3%
9,702	Bayerische Motoren Werke AG (Germany)	1,183
31,800	Honda Motor Co. Ltd. (Japan)	1,014
12,000	Isuzu Motors Ltd. (Japan)	156
352,000	Nissan Motor Co. Ltd. (Japan)	1,550
49,000	Subaru Corp. (Japan)	929
8,100	Suzuki Motor Corp. (Japan)	325
		5,157
BANKS—4.0%
24,014	ABN AMRO Bank NV GDR (Netherlands)[1,2]	408
74,253	ANZ Group Holdings Ltd. (Australia)	1,288
150,900	Bangkok Bank PCL NVDR (Thailand)[1]	757
741,065	Bank Danamon Indonesia Tbk PT (Indonesia)	150
1,791,000	China Construction Bank Corp. Class H (China)	1,044
32,260	Commercial Bank of Dubai PSC (United Arab Emirates)	42
4,300	Ehime Bank Ltd. (Japan)	27
7,317	Erste Group Bank AG (Austria)	277
53,361	Faisal Islamic Bank of Egypt (Egypt)	53
22,000	North Pacific Bank Ltd. (Japan)	48
14,933	Raiffeisen Bank International AG (Austria)*	241
3,400	Shikoku Bank Ltd. (Japan)	22
72,025	Standard Chartered PLC (United Kingdom)	692
11,100	Towa Bank Ltd. (Japan)	46
50,212	UniCredit SpA (Italy)	1,271
		6,366
BEVERAGES—0.1%
56,842	Australian Vintage Ltd. (Australia)	16
3,442	Coca-Cola HBC AG (Italy)*	101
14,638	Ginebra San Miguel, Inc. (Philippines)	42
		159

COMMON STOCKS—Continued
Shares		Value
BIOTECHNOLOGY—0.2%
15,162	Abcam PLC ADR (United Kingdom)*,1	$355
BROADLINE RETAIL—1.0%
32,473	Max Stock Ltd. (Israel)	71
15,156	MINISO Group Holding Ltd. ADR (China)[1]	318
63,397	Vipshop Holdings Ltd. ADR (China)*,1	1,194
		1,583
BUILDING PRODUCTS—1.5%
300	BRC Asia Ltd. (Singapore)	—
31,743	Cie de Saint-Gobain (France)	2,147
5,400	Maezawa Kasei Industries Co. Ltd. (Japan)	58
1,300	Nichias Corp. (Japan)	27
4,400	Okabe Co. Ltd. (Japan)	22
97,898	Ras Al Khaimah Ceramics (United Arab Emirates)	72
1,900	Shin Nippon Air Technologies Co. Ltd. (Japan)	32
		2,358
CAPITAL MARKETS—1.3%
7,100	AGF Management Ltd. Class B (Canada)	42
318	Cie Financiere Tradition SA (Switzerland)	43
2,082	Fiducian Group Ltd. (Australia)	9
2,256	Foresight Group Holdings Ltd. (United Kingdom)	14
83,841	Investec PLC (United Kingdom)	526
4,100	IwaiCosmo Holdings, Inc. (Japan)	47
18,600	Japan Exchange Group, Inc. (Japan)	324
131,408	Man Group PLC (United Kingdom)	403
1,352	Titanium Oyj (Finland)	24
27,500	TMX Group Ltd. (Canada)	611
		2,043
CHEMICALS—1.0%
2,500	Achilles Corp. (Japan)	27
6,800	AirBoss of America Corp. (Canada)	25
1,200	Asahi Yukizai Corp. (Japan)	37
5,600	Carlit Holdings Co. Ltd. (Japan)	33
2,900	Dai Nippon Toryo Co. Ltd. (Japan)	20
89,325	Danakali Ltd. (Australia)*	24 [x]
2,900	Fujimori Kogyo Co. Ltd. (Japan)	73
800	Hodogaya Chemical Co. Ltd. (Japan)	19
2,800	Ishihara Sangyo Kaisha Ltd. (Japan)	27
699	Johnson Matthey PLC (United Kingdom)	16
4,600	Koatsu Gas Kogyo Co. Ltd. (Japan)	25
492	KPX Chemical Co. Ltd. (South Korea)	17
2,800	Kyowa Leather Cloth Co. Ltd. (Japan)	12
2,000	MORESCO Corp. (Japan)	17
4,200	Nihon Parkerizing Co. Ltd. (Japan)	33
2,200	Nippon Carbide Industries Co., Inc. (Japan)	23
1,300	Okura Industrial Co. Ltd. (Japan)	22
80,933	Orica Ltd. (Australia)	859
728	PCC Rokita SA (Poland)	20
7,100	Riken Technos Corp. (Japan)	34
5,600	Sekisui Kasei Co. Ltd. (Japan)	18
2,001	Serge Ferrari SAS (France)	26
600	Soken Chemical & Engineering Co. Ltd. (Japan)	8
1,100	Sumitomo Seika Chemicals Co. Ltd. (Japan)	36
9,600	Tokuyama Corp. (Japan)	165
		1,616
COMMERCIAL SERVICES & SUPPLIES—0.9%
4,000	Aeon Delight Co. Ltd. (Japan)	83
800	Ajis Co. Ltd. (Japan)	14

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)	$16
47,073	Brambles Ltd. (Australia)	445
1,074	Cewe Stiftung & Co. KGAA (Germany)	111
340	Fursys, Inc. (South Korea)	8
2,746	GL Events (France)	56
15,710	ISS AS (Denmark)	317
14,200	Kokuyo Co. Ltd. (Japan)	228
1,800	Kyodo Printing Co. Ltd. (Japan)	41
8,961	Mears Group PLC (United Kingdom)	31
5,900	Prestige International, Inc. (Japan)	24
1,900	Sato Holdings Corp. (Japan)	27
1,501	SPIE SA (France)	45
2,500	Takara & Co. Ltd. (Japan)	41
		1,487
COMMUNICATIONS EQUIPMENT—0.0%
1,712	EVS Broadcast Equipment SA (Belgium)	42
CONSTRUCTION & ENGINEERING—0.4%
336,000	Analogue Holdings Ltd. (Hong Kong)	61
13,188	Boustead Singapore Ltd. (Singapore)	9
305	Burkhalter Holding AG (Switzerland)	32
18,032	Costain Group PLC (United Kingdom)*	11
5,000	Dai-Ichi Cutter Kogyo KK (Japan)	51
424	HOCHTIEF AG (Germany)	42
1,706	Implenia AG (Switzerland)	83
3,816	Lycopodium Ltd. (Australia)	26
3,900	Meisei Industrial Co. Ltd. (Japan)	27
905	Morgan Sindall Group PLC (United Kingdom)	22
122,700	Naim Holdings Bhd (Malaysia)*	20
3,722	Orascom Construction PLC (Armenia)	14
133,009	SRG Global Ltd. (Australia)	66
3,600	Tobishima Corp. (Japan)	35
7,700	Tomoe Corp. (Japan)	29
5,400	Toyo Engineering Corp. (Japan)*	25
1,500	Yondenko Corp. (Japan)	25
		578
CONSTRUCTION MATERIALS—2.1%
4,100	Asia Pile Holdings Corp. (Japan)	18
13,352	Breedon Group PLC (United Kingdom)	62
22,877	Heidelberg Materials AG (Germany)	1,854
32,835	James Hardie Industries PLC CDI (United States)*,1	962
12,394	Qatar National Cement Co. QSC (Qatar)	14
800	Shinagawa Refractories Co. Ltd. (Japan)	36
33,984	Sigmaroc PLC (United Kingdom)*	26
29,705	Wagners Holding Co. Ltd. (Australia)*	16
9,027	Wienerberger AG (Austria)	296
		3,284
CONSUMER FINANCE—0.0%
3,300	AEON Financial Service Co. Ltd. (Japan)	30
284	H&T Group PLC (United Kingdom)	1
		31
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.6%
2,000	Axial Retailing, Inc. (Japan)	53
16,210	Eurocash SA (Poland)	70
6,564	Jeronimo Martins SGPS SA (Portugal)	179
19,800	Kitwave Group PLC (United Kingdom)	82
6,800	Lawson, Inc. (Japan)	341
2,600	Mitsubishi Shokuhin Co. Ltd. (Japan)	69

COMMON STOCKS—Continued
Shares		Value
CONSUMER STAPLES DISTRIBUTION & RETAIL—Continued
3,600	Orsero SpA (Italy)	$51
2,700	Qol Holdings Co. Ltd. (Japan)	32
1,300	Toho Co. Ltd. (Japan)	25
		902
CONTAINERS & PACKAGING—0.1%
11,718	Orora Ltd. (Australia)	28
6,177	Pro-Pacific Packaging Ltd. (Australia)*	1
39,400	PSC Corp. Ltd. (Singapore)	10
1,900	Richards Packaging Income Fund (Canada)	49
9,900	Thantawan Industry PCL NVDR (Thailand)[1]	8
579	Vetropack Holding AG Class A (Switzerland)	29
		125
DISTRIBUTORS—0.0%
52,861	Smiths News PLC (United Kingdom)	30
DIVERSIFIED CONSUMER SERVICES—0.0%
1,533	JLS Co. Ltd. (South Korea)	8
2,713	MegaStudy Co. Ltd. (South Korea)	22
3,700	Tear Corp. (Japan)	12
		42
DIVERSIFIED TELECOMMUNICATION SERVICES—0.0%
604	Magyar Telekom Telecommunications PLC ADR (Hungary)[1]	4
125	Telefonica SA (Spain)	—
3,800	Vision, Inc. (Japan)*	47
		51
ELECTRIC UTILITIES—0.1%
713	BKW AG (Switzerland)	128
ELECTRICAL EQUIPMENT—2.1%
49,337	ABB Ltd. (Switzerland)	1,980
5,600	Chiyoda Integre Co. Ltd. (Japan)	97
1,700	Daihen Corp. (Japan)	65
2,000	Hammond Power Solutions, Inc. (Canada)	89
70,600	Mitsubishi Electric Corp. (Japan)	1,019
2,500	Sinfonia Technology Co. Ltd. (Japan)	30
2,200	Takaoka Toko Co. Ltd. (Japan)	33
51,000	Xingye Alloy Materials Group Ltd. (China)*	7
		3,320
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
7,300	Celestica, Inc. (Canada)*	160
2,300	Daitron Co. Ltd. (Japan)	51
77,905	DataTec Ltd. (South Africa)	153
4,345	Lagercrantz Group AB Class B (Sweden)	52
3,151	Landis & Gyr Group AG (Switzerland)*	274
265	Nedap NV (Netherlands)	18
2,700	Nihon Denkei Co. Ltd. (Japan)	41
3,800	Osaki Electric Co. Ltd. (Japan)	15
12,592	Rakon Ltd. (New Zealand)	6
10	Schaffner Holding AG (Switzerland)	3
2,700	Sigma Koki Co. Ltd. (Japan)	30
2,700	SMK Corp. (Japan)	51
3,689	Spectris PLC (United Kingdom)	166
2,000	Sun-Wa Technos Corp. (Japan)	32
29,000	Yokogawa Electric Corp. (Japan)	545
		1,597

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—0.5%
55,749	CES Energy Solutions Corp. (Canada)	$119
8,560	Computer Modelling Group Ltd. (Canada)	47
13,597	Hunting PLC (United Kingdom)	46
62,210	MMA Offshore Ltd. (Australia)*	55
10,553	Pason Systems, Inc. (Canada)	105
23,013	PHX Energy Services Corp. (Canada)	123
5,730	Shawcor Ltd. (Canada)*	87
9,418	Technip Energies NV (France)	215
1,700	Tenaris SA (United States)	28
		825
ENTERTAINMENT—1.5%
7,900	Ateam, Inc. (Japan)	38
14,200	Capcom Co. Ltd. (Japan)	639
46,000	IGG, Inc. (Singapore)*	23
7,800	Nexon Co. Ltd. (Japan)	149
397	PlayWay SA (Poland)*	42
9,733	Spotify Technology SA (United States)*	1,454
		2,345
FINANCIAL SERVICES—0.5%
95,700	Pacific Century Regional Developments Ltd. (Singapore)	25
22,008	Washington H Soul Pattinson & Co. Ltd. (Australia)	488
2,030	Wendel SE (France)	201
2,200	Zenkoku Hosho Co. Ltd. (Japan)	77
		791
FOOD PRODUCTS—0.2%
12,391	AustAsia Group Ltd. (China)*	3
469,500	CCK Consolidated Holdings Bhd (Malaysia)	76
1,500,000	China Starch Holdings Ltd. (China)	30
39,400	Delfi Ltd. (Singapore)	36
18,055	Finsbury Food Group PLC (United Kingdom)	22
848	Industrial Milk Co. (Ukraine)*	3
58,700	Kawan Food Bhd (Malaysia)	24
37,800	Kim Loong Resources Bhd (Malaysia)	16
561	Maeil Holdings Co. Ltd. (South Korea)	4
5,437	PGG Wrightson Ltd. (New Zealand)	14
27,953	Ridley Corp. Ltd. (Australia)	37
1,562	Sajodaerim Corp. (South Korea)	31
376,800	Salim Ivomas Pratama Tbk PT (Indonesia)	11
98,600	Sarawak Plantation Bhd (Malaysia)	47
22,100	Ta Ann Holdings Bhd (Malaysia)	18
		372
GAS UTILITIES—0.0%
4,400	Hiroshima Gas Co. Ltd. (Japan)	12
GROUND TRANSPORTATION—0.5%
4,400	Alps Logistics Co. Ltd. (Japan)	49
341,700	BTS Rail Mass Transit Growth Infrastructure Fund (Thailand)*	26
1,900	Chilled & Frozen Logistics Holdings Co. Ltd. (Japan)	18
50,609	Firstgroup PLC (United Kingdom)	95
220	Jungfraubahn Holding AG (Switzerland)	39
36,910	Lindsay Australia Ltd. (Australia)	33
1,000	Maruzen Showa Unyu Co. Ltd. (Japan)	29
3,400	Mullen Group Ltd. (Canada)	41
14,007	PKP Cargo SA (Poland)*	59
1,800	Seino Holdings Co. Ltd. (Japan)	28

COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—Continued
2,400	TFI International, Inc. (Canada)	$308
		725
HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
22,437	ADDvise Group AB Class B (Sweden)*	28
1,024	Carl Zeiss Meditec AG (Germany)	119
1,964	Cochlear Ltd. (Australia)	316
7,729	Demant AS (Denmark)*	307
2,200	Fukuda Denshi Co. Ltd. (Japan)	70
924	Ion Beam Applications (Belgium)	15
4,800	Jeol Ltd. (Japan)	165
5,000	JMS Co. Ltd. (Japan)	20
		1,040
HEALTH CARE PROVIDERS & SERVICES—0.3%
5,406	Dedicare AB Class B (Sweden)	49
19,831	Humana AB (Sweden)*	52
4,800	Japan Medical Dynamic Marketing, Inc. (Japan)	33
60,000	Ladprao General Hospital PCL NVDR (Thailand)[1]	10
13,000	Medipal Holdings Corp. (Japan)	223
6,322	Oriola Oyj (Finland)	8
830	Oriola Oyj Class B (Finland)	1
10,598	Viemed Healthcare, Inc. (United States)*	89
		465
HEALTH CARE TECHNOLOGY—0.2%
211	Ascom Holding AG (Switzerland)	3
7,502	Pro Medicus Ltd. (Australia)	347
300	Software Service, Inc. (Japan)	22
		372
HOTELS, RESTAURANTS & LEISURE—2.4%
81,600	After You PCL NVDR (Thailand)[1]	24
22,805	Aristocrat Leisure Ltd. (Australia)	604
4,523	Betsson AB Class B (Sweden)*	55
400,400	Champ Resto Indonesia Tbk PT (Indonesia)	35
1,574	Cie des Alpes (France)	23
1,489,700	Genting Singapore Ltd. (Singapore)	1,054
24,720	Hollywood Bowl Group PLC (United Kingdom)	71
83,100	Jaya Bersama Indo Tbk PT (Indonesia)*	— [x]
46,000	Kimly Ltd. (Singapore)	12
36,774	La Francaise des Jeux SAEM (France)[2]	1,404
8,233	Whitbread PLC (United Kingdom)	370
2,500	Yossix Holdings Co. Ltd. (Japan)	46
61,600	Zen Corp. Group PCL NVDR (Taiwan)[1]	22
		3,720
HOUSEHOLD DURABLES—0.3%
5	Dom Development SA (Poland)	—
3,800	JANOME Corp. (Japan)	17
2,700	Nihon Trim Co. Ltd. (Japan)	62
1,479	Nikon Corp. (Japan)	20
25,500	Panasonic Holdings Corp. (Japan)	315
10,993	Toya SA (Poland)*	17
		431
INDUSTRIAL CONGLOMERATES—2.8%
3,700	Hitachi Ltd. (Japan)	242
2,561	Industries Qatar QSC (Qatar)	9
14,034	Qatar Industrial Manufacturing Co. QSC (Qatar)	12
23,049	Siemens AG (Germany)	3,929

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—Continued
8,221	Smiths Group PLC (United Kingdom)	$179
		4,371
INSURANCE—1.7%
1,600	Allianz Malaysia Bhd (Malaysia)	5
291,200	Asuransi Tugu Pratama Indonesia Tbk PT (Indonesia)	27
21,539	Chesnara PLC (United Kingdom)	75
226,800	China Pacific Insurance Group Co. Ltd. Class H (China)	611
4,300	iA Financial Corp., Inc. (Canada)	298
11,700	Japan Post Insurance Co. Ltd. (Japan)	189
1,502,000	People’s Insurance Co. Group of China Ltd. Class H (China)	578
600	Sompo Holdings, Inc. (Japan)	27
36,700	Tokio Marine Holdings, Inc. (Japan)	844
		2,654
INTERACTIVE MEDIA & SERVICES—0.2%
1,184	Autohome, Inc. ADR (China)[1]	38
2,833	JOYY, Inc. ADR (China)[1]	99
13,600	Kakaku.com, Inc. (Japan)	203
		340
INTERNET & CATALOG RETAIL—0.0%
9,200	Hai-O Enterprise Bhd (Malaysia)	2
IT SERVICES—3.4%
2,100	AGS Corp. (Japan)	11
4,958	Atea ASA (Sweden)*	67
7,794	B3 Consulting Group AB (Sweden)	76
1,400	Business Brain Showa-Ota, Inc. (Japan)	22
800	CDS Co. Ltd. (Japan)	10
640	ComArch SA (Poland)	24
4,200	Core Corp. (Japan)	51
5,900	Fujitsu Ltd. (Japan)	764
2,600	ID Holdings Corp. (Japan)	25
40,100	NEC Corp. (Japan)	2,029
1,500	Oro Co. Ltd. (Japan)	20
10,300	Otsuka Corp. (Japan)	429
59,785	Presight AI Holding PLC (Armenia)*	55
571	Sopra Steria Group SACA (France)	124
3,300	TechMatrix Corp. (Japan)	36
4,200	Ubicom Holdings, Inc. (Japan)	42
1,500	VINX Corp. (Japan)	14
15,419	Wix.com Ltd. (Israel)*	1,454
700	Zuken, Inc. (Japan)	21
		5,274
LEISURE PRODUCTS—0.3%
30,798	Me Group International PLC (United Kingdom)	62
1,500	Sankyo Co. Ltd. (Japan)	63
12,200	Sega Sammy Holdings, Inc. (Japan)	267
3,600	Tomy Co. Ltd. (Japan)	49
		441
MACHINERY—6.1%
8,100	Amada Co. Ltd. (Japan)	80
3,623	ANDRITZ AG (Austria)	191
101,663	Atlas Copco AB Class A (Sweden)	1,444
7,300	Daihatsu Diesel Manufacturing Co. Ltd. (Japan)	40
9,455	Daimler Truck Holding AG (Germany)	355

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
13,379	Deutz AG (Germany)	$74
5,396	Duerr AG (Germany)	168
54	Exail Technologies SA (France)*	1
268	Exel Industries Class A (France)	16
3,300	Freund Corp. (Japan)	15
4,800	Fuji Corp. (Japan)	88
6,776	GEA Group AG (Germany)	288
1,691	Georg Fischer AG (Switzerland)	115
1,327	Grenevia SA (Poland)*	1
7,500	Hino Motors Ltd. (Japan)*	30
4,000	Hitachi Construction Machinery Co. Ltd. (Japan)	120
6,457	IMI PLC (United Kingdom)	135
11,747	Iveco Group NV (Italy)*	111
2,600	Iwaki Co. Ltd. (Japan)	26
9,839	Knorr-Bremse AG (Germany)	692
19,100	Miura Co. Ltd. (Japan)	482
8,800	Nippon Thompson Co. Ltd. (Japan)	36
2,200	Nitto Kohki Co. Ltd. (Japan)	30
2,900	OKUMA Corp. (Japan)	147
371	Palfinger AG (Austria)	11
2,500	Pegasus Co. Ltd. (Japan)	10
9	Prodways Group SA (France)*	—
409	Rational AG (Germany)	306
600	Rix Corp. (Japan)	14
4,711	Schindler Holding AG (Switzerland)	1,144
648	Semperit AG Holding (Austria)	14
4,700	Sodick Co. Ltd. (Japan)	24
3,000	Toyo Machinery & Metal Co. Ltd. (Japan)	15
9,561	Vesuvius PLC (United Kingdom)	54
135,367	Volvo AB Class B (Sweden)	2,986
22,972	Wartsila Oyj Abp (Finland)	289
52,300	Yangzijiang Shipbuilding Holdings Ltd. (China)	61
		9,613
MARINE TRANSPORTATION—3.2%
1,133	AP Moller - Maersk AS Class B (Denmark)	2,327
40,373	Hoegh Autoliners ASA (Norway)	233
16,000	Kawasaki Kisen Kaisha Ltd. (Japan)	483
4,619	Kuehne & Nagel International AG (Switzerland)	1,445
1,228,800	Marco Polo Marine Ltd. (Singapore)*	49
1,100	Nippon Concept Corp. (Japan)	15
341,700	Samudera Shipping Line Ltd. (Singapore)	215
75,000	SITC International Holdings Co. Ltd. (China)	164
1,029	Stolt-Nielsen Ltd. (Norway)	26
2,303	Western Bulk Chartering AS (Norway)	7
1,724	Wilson ASA (Norway)*	11 [x]
		4,975
MEDIA—0.6%
1,200	AlphaPolis Co. Ltd. (Japan)*	24
4,842	Bloomsbury Publishing PLC (United Kingdom)	27
87	Enero Group Ltd. (Australia)	—
1,900	FAN Communications, Inc. (Japan)	5
85	GTN Ltd. (Australia)	—
2,451	HighCo (France)	13
53,310	NZME Ltd. (New Zealand)	33
158,443	Pico Far East Holdings Ltd. (Hong Kong)	28
6,600	Proto Corp. (Japan)	59
33,805	PRT Co. Ltd. (Australia)*	— [x]
8,535	Publicis Groupe SA (France)	688
16,315	SKY Network Television Ltd. (New Zealand)	25
		902

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—4.5%
1,595	Anglo American PLC (South Africa)	$49
233,117	Base Resources Ltd. (Australia)	27
67,085	BlueScope Steel Ltd. (Australia)	989
20,142	Boryszew SA (Poland)	33
11,852	ElvalHalcor SA (Greece)	29
17,744	Gem Diamonds Ltd. (United Kingdom)*	4
94,549	Gerdau SA ADR (Brazil)[1]	581
105,087	Iluka Resources Ltd. (Australia)	726
6,948	Major Drilling Group International, Inc. (Canada)*	50
35,973	Perenti Ltd. (Australia)*	29
37,573	Rio Tinto PLC ADR (Australia)[1]	2,501
93,363	Sierra Rutile Holdings Ltd. (Australia)*	14
405,202	South32 Ltd. (Australia)	1,067
5,100	Stelco Holdings, Inc. (Canada)	186
7,746	thyssenkrupp AG (Germany)	62
3,984	Torex Gold Resources, Inc. (Canada)*	56
5,500	Tree Island Steel Ltd. (Canada)	13
18,759	voestalpine AG (Austria)	620
3,359	Zimplats Holdings Ltd. (Australia)	60
		7,096
MULTI-UTILITIES—2.6%
744,821	Centrica PLC (United Kingdom)	1,320
193,765	E.ON SE (Germany)	2,451
45,600	Sembcorp Industries Ltd. (Singapore)	187
169,100	YTL Power International Bhd (Malaysia)	51
		4,009
OIL, GAS & CONSUMABLE FUELS—4.3%
250,300	ABM Investama Tbk PT (Indonesia)	61
1,395,100	Adaro Energy Indonesia Tbk PT (Indonesia)	223
36,669	Awilco LNG AS (Norway)*	32
551,700	Baramulti Suksessarana Tbk PT (Indonesia)	138
104,000	Bayan Resources Tbk PT (Indonesia)	137
75,847	BP PLC ADR (United Kingdom)[1]	2,829
214,500	Bukit Asam Tbk PT (Indonesia)	39
55,295	Channel Infrastructure NZ Ltd. (New Zealand)	56
7,000	Crew Energy, Inc. (Canada)*	30
787	E1 Corp. (South Korea)	34
5,445	Equinor ASA (Norway)	167
28,226	Golden Energy Mines Tbk PT (Indonesia)	12
507,155	Horizon Oil Ltd. (Australia)	51
182,800	Indika Energy Tbk PT (Indonesia)	24
162,500	Lanna Resources PCL NVDR (Thailand)[1]	76
3,518	Lubelski Wegiel Bogdanka SA (Poland)	34
4,700	MEG Energy Corp. (Canada)*	84
4,409	New Hope Corp. Ltd. (Australia)	16
10,529	OMV AG (Austria)	474
752,000	PetroChina Co. Ltd. Class H (China)	551
577,000	Petron Corp. (Philippines)	39
52,200	Prima Andalan Mandiri Tbk PT (Indonesia)	18
136,800	PTT Exploration & Production PCL NVDR (Thailand)[1]	639
866,500	Resource Alam Indonesia Tbk PT (Indonesia)	29
3,637	Shell PLC (Netherlands)	110
171,900	Thai Oil PCL NVDR (Thailand)[1]	258
2,184	Unimot SA (Poland)	55
80,800	United Tractors Tbk PT (Indonesia)	148
83,223	Whitehaven Coal Ltd. (Australia)	389
		6,753

COMMON STOCKS—Continued
Shares		Value
PAPER & FOREST PRODUCTS—0.1%
6,729	Arctic Paper SA (Poland)	$30
1,311	Midway Ltd. (Australia)*	1
21,100	Supremex, Inc. (Canada)	102
		133
PASSENGER AIRLINES—4.2%
103,975	Air Arabia PJSC (Armenia)	76
112,697	Air New Zealand Ltd. (New Zealand)*	55
196,278	Deutsche Lufthansa AG (Germany)*	1,980
228,030	International Consolidated Airlines Group SA (United Kingdom)*	501
20,430	JET2 PLC (United Kingdom)	295
391,553	Qantas Airways Ltd. (Australia)*	1,720
338,400	Singapore Airlines Ltd. (Singapore)	1,917
		6,544
PERSONAL CARE PRODUCTS—0.0%
477	Interparfums SA (France)	34
2,600	Mandom Corp. (Japan)	26
		60
PHARMACEUTICALS—9.1%
5,082	GSK PLC (United States)	90
25,899	GSK PLC ADR (United States)[1]	921
1,436	Ipsen SA (France)	181
31,700	Nippon Shinyaku Co. Ltd. (Japan)	1,282
29,934	Novo Nordisk AS Class B (Denmark)	4,827
22,300	Ono Pharmaceutical Co. Ltd. (Japan)	409
284	Orion Oyj Class A (Finland)	11
25,900	Otsuka Holdings Co. Ltd. (Japan)	952
13,785	Recordati Industria Chimica e Farmaceutica SpA (Italy)	712
10,397	Roche Holding AG (United States)	3,224
5,600	Seikagaku Corp. (Japan)	31
37,900	Shionogi & Co. Ltd. (Japan)	1,588
274	Vetoquinol SA (France)	28
		14,256
PROFESSIONAL SERVICES—2.6%
600	Abist Co. Ltd. (Japan)	14
2,500	Asia Air Survey Co. Ltd. (Japan)	17
613	Bertrandt AG (Germany)	32
3,529	Brunel International NV (Netherlands)	49
1,700	Career Design Center Co. Ltd. (Japan)	21
1,800	Creek & River Co. Ltd. (Japan)	26
1,800	dip Corp. (Japan)	45
5,300	en Japan, Inc. (Japan)	105
1,745	Impellam Group PLC (United Kingdom)	16
1,100	JAC Recruitment Co. Ltd. (Japan)	22
2,600	Matching Service Japan Co. Ltd. (Japan)	22
2,400	Meitec Corp. (Japan)	44
11,864	Pagegroup PLC (United Kingdom)	68
2,900	Recruit Holdings Co. Ltd. (Japan)	100
5,300	SIGMAXYZ Holdings, Inc. (Japan)	50
2,400	SMS Co. Ltd. (Japan)	51
8,500	Space Co. Ltd. (Japan)	66
3,412	SThree PLC (United Kingdom)	15
6,185	Wilmington PLC (United Kingdom)	24
26,555	Wolters Kluwer NV (Netherlands)	3,335
1,600	YAMADA Consulting Group Co. Ltd. (Japan)	18
		4,140

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
4,596,500	Agung Podomoro Land Tbk PT (Indonesia)*	$49
946	Almogim Holdings Ltd. (Israel)	1
292,649	Deyaar Development PJSC (United Arab Emirates)*	58
23,367	Emaar Development PJSC (United Arab Emirates)	40
107,325	Emaar Properties PJSC (United Arab Emirates)	198
116,681	Ever Reach Group Holdings Co. Ltd. (China)*	4
998	K Wah International Holdings Ltd. (Hong Kong)	—
1,077	Melcor Developments Ltd. (Canada)	9
20,963	Modern Land China Co. Ltd. (China)*	— [x]
2,400	Propnex Ltd. (Singapore)	2
		361
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.3%
1,378	ChipMOS Technologies, Inc. ADR (Taiwan)[1]	32
2,400	Disco Corp. (Japan)	451
51,863	Infineon Technologies AG (Germany)	2,279
3,100	Megachips Corp. (Japan)	93
2,000	Optorun Co. Ltd. (Japan)	33
900	RS Technologies Co. Ltd. (Japan)	19
2,500	Sanken Electric Co. Ltd. (Japan)	255
1,700	SCREEN Holdings Co. Ltd. (Japan)	184
1,172	SUESS MicroTec SE (Germany)	29
1,000	Tokyo Electron Ltd. (Japan)	150
1,500	Tokyo Seimitsu Co. Ltd. (Japan)	83
		3,608
SOFTWARE—6.8%
2,388	Altium Ltd. (Australia)	61
15,793	Check Point Software Technologies Ltd. (Israel)*	2,088
14,600	Coveo Solutions, Inc. (Canada)*	131
1,892	CyberArk Software Ltd. (United States)*	314
3,500	Cybozu, Inc. (Japan)	55
1,100	Digital Arts, Inc. (Japan)	44
8,085	Enghouse Systems Ltd. (Canada)	183
3,700	Intelligent Wave, Inc. (Japan)	21
5,400	ISB Corp. (Japan)	60
6,268	LiveChat Software SA (Poland)	231
5,370	Monday.com Ltd. (United States)*	971
4,800	Nice Ltd. ADR (Israel)*,1	1,046
600	NTT Data Intramart Corp. (Japan)	7
123,543	Sage Group PLC (United Kingdom)	1,486
18,251	SAP SE (Germany)	2,490
1,800	Soliton Systems KK (Japan)	16
13,642	Symbio Holdings Ltd. (Australia)	22
18,282	Technology One Ltd. (Australia)	194
1,801	Telcoware Co. Ltd. (South Korea)	12
5,400	Trend Micro, Inc. (Japan)	255
17,119	WiseTech Global Ltd. (Australia)	989
		10,676
SPECIALTY RETAIL—3.7%
5,000	Adastria Co. Ltd. (Japan)	102
6,743	Autosports Group Ltd. (Australia)	11
441	Castro Model Ltd. (Israel)*	5
888	Delta Israel Brands Ltd. (Israel)	9
430	Fielmann AG (Germany)	22
4,300	Fuji Corp. (Japan)	53
95,364	H & M Hennes & Mauritz AB Class B (Sweden)[3]	1,604
96,256	Industria de Diseno Textil SA (Spain)	3,684
6,986	Naturhouse Health SAU (Spain)	13
152,900	Padini Holdings Bhd (Malaysia)	135
70	Samse SACA (France)	15

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
3,700	United Arrows Ltd. (Japan)	$62
7,200	USS Co. Ltd. (Japan)	125
		5,840
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.2%
30,700	Brother Industries Ltd. (Japan)	479
1,100	Canon, Inc. (Japan)	28
75,300	Ricoh Co. Ltd. (Japan)	670
44,800	Seiko Epson Corp. (Japan)	736
14,394	Tobii Dynavox AB (Sweden)*	45
		1,958
TEXTILES, APPAREL & LUXURY GOODS—6.8%
1,463	Bijou Brigitte AG (Germany)	74
24,196	Burberry Group PLC (United Kingdom)	691
117	Christian Dior SE (France)	103
14,963	Cie Financiere Richemont SA Class A (Switzerland)	2,410
42,426	Geox SpA (Italy)*	38
700	Goldwin, Inc. (Japan)	57
1,779	Hermes International (France)	3,937
94,100	MC Group PCL NVDR (Thailand)[1]	33
12,252	Pandora AS (Denmark)	1,226
20,400	PRADA SpA (Italy)	145
600	Rhythm Co. Ltd. (Japan)	7
6,380	Swatch Group AG (Switzerland)	2,042
		10,763
TOBACCO—0.1%
652,400	Wismilak Inti Makmur Tbk PT (Indonesia)	82
TRADING COMPANIES & DISTRIBUTORS—0.9%
60,000	APAC Resources Ltd. (Hong Kong)	9
2,000	Chori Co. Ltd. (Japan)	41
1,700	Finning International, Inc. (Canada)	58
2,900	Gecoss Corp. (Japan)	19
5,800	Hanwa Co. Ltd. (Japan)	198
2,853	Howden Joinery Group PLC (United Kingdom)	27
2,349	Jacquet Metals SACA (France)	47
2,200	Kanaden Corp. (Japan)	21
4,900	Kanematsu Corp. (Japan)	72
800	Nanyo Corp. (Japan)	12
252,987	New Times Energy Corp. Ltd. (Hong Kong)*	4
900	Nice Corp. (Japan)	10
2,300	Parker Corp. (Japan)	12
34,095	Rexel SA (France)	822
1,700	Sugimoto & Co. Ltd. (Japan)	25
900	Totech Corp. (Japan)	34
500	Tsubakimoto Kogyo Co. Ltd. (Japan)	17
		1,428
TRANSPORTATION INFRASTRUCTURE—0.0%
91,000	Qilu Expressway Co. Ltd. (China)	28
TOTAL COMMON STOCKS (Cost $141,878)		153,983

EXCHANGE-TRADED FUNDS—1.0%

(Cost $1,548)
CAPITAL MARKETS—1.0%
21,067	iShares MSCI EAFE ETF (United States)	1,569

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
PREFERRED STOCKS—0.1%
Shares		Value
AUTOMOBILE COMPONENTS—0.0%
6,114	Schaeffler AG (Germany)	$39
MACHINERY—0.1%
173	KSB SE & Co. KGaA (Germany)	110
TOTAL PREFERRED STOCKS (Cost $90)		149

SHORT-TERM INVESTMENTS—0.1%
(Cost $190)

189,667	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 5.340%)[4]	190
TOTAL INVESTMENTS—99.2% (Cost $143,706)		155,891
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		1,335
TOTAL NET ASSETS—100%		$157,226

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$255	$—	$255
Europe	3,204	80,341	11	83,556
Latin America	581	—	—	581
Middle East/Central Asia	4,588	915	—	5,503
North America	6,856	4,304	—	11,160
Pacific Basin	4,208	48,696	24	52,928
Exchange-Traded Funds
North America	1,569	—	—	1,569
Preferred Stocks
Europe	—	149	—	149
Short-Term Investments
Investment Company-Securities Lending Investment Fund	190	—	—	190
Total Investments in Securities	$21,196	$134,660	$35	$155,891
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the year ended July 31, 2023. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2022 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[5] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2023 (000s)	Unrealized Gain/(Loss) as of 07/31/2023 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$35	$—	$35	$(15)

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/23 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Danakali Ltd. (Australia)*	$24	Market Approach	Last Traded Price	AUD 0.41
Jaya Bersama Indo Tbk PT (Indonesia)*	—	Market Approach	Estimated Recovery Value	IDR 0.00
Modern Land China Co. Ltd. (China)*	—	Market Approach	Estimated Recovery Value	HKD 0.00
Wilson ASA (Norway)*	11	Market Approach	Last Traded Price	NOK 65.60
	$35

*
Non-income producing security
x
Fair valued in accordance with Harbor Funds' Valuation Procedures.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2023, the aggregate value of these securities was $1,812 or 1% of net assets.
3
All or a portion of this security was out on loan as of July 31, 2023.The market value of securities on loan and cash collateral were $180 and $190 respectively.
4
Represents the investment of collateral received from securities lending activities
5
Transferred from Level 2 to Level 3 due to the unavailability of observable market data for pricing
AUD
Australian Dollar
HKD
Hong Kong Dollar
IDR
Indonesian Rupiah
NOK
Norwegian Krone
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.3%
Shares		Value
AIR FREIGHT & LOGISTICS—1.0%
18,476	DSV AS (Denmark)	$3,698
AUTOMOBILE COMPONENTS—1.0%
52,740	Denso Corp. (Japan)	3,672
BANKS—4.5%
400,621	HDFC Bank Ltd. (India)	8,037
397,707	United Overseas Bank Ltd. (Singapore)	9,021
		17,058
BEVERAGES—3.9%
85,022	Anheuser-Busch InBev SA (Belgium)	4,864
32,622	Remy Cointreau SA (France)*	5,600
332,472	United Spirits Ltd. (India)*	4,103
		14,567
BIOTECHNOLOGY—0.7%
154,643	BeiGene Ltd. (China)*	2,561
BROADLINE RETAIL—6.3%
429,636	Alibaba Group Holding Ltd. (China)*	5,491
126,176	Coupang, Inc. Class A (South Korea)*	2,290
5,656	MercadoLibre, Inc. (Brazil)*	7,002
113,458	Prosus NV (China)*	8,975
		23,758
BUILDING PRODUCTS—0.4%
185,020	Nibe Industrier AB Class B (Sweden)	1,667
CAPITAL MARKETS—0.9%
303,999	Hargreaves Lansdown PLC (United Kingdom)	3,326
CHEMICALS—1.1%
433,400	Nippon Paint Holdings Co. Ltd. (Japan)	3,971
CONSUMER STAPLES DISTRIBUTION & RETAIL—5.6%
37,800	Cosmos Pharmaceutical Corp. (Japan)	4,368
226,338	Jeronimo Martins SGPS SA (Portugal)	6,162
923,487	Raia Drogasil SA (Brazil)	5,657
33,820	Sugi Holdings Co. Ltd. (Japan)	1,508
825,655	Wal-Mart de Mexico SAB de CV (Mexico)	3,439
		21,134
ELECTRICAL EQUIPMENT—2.0%
99,600	Contemporary Amperex Technology Co. Ltd. Class A (China)	3,321
67,680	Nidec Corp. (Japan)	4,042
		7,363
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
10,440	Keyence Corp. (Japan)	4,685
89,460	Murata Manufacturing Co. Ltd. (Japan)	5,314
		9,999
ENTERTAINMENT—1.4%
25,088	Spotify Technology SA (United States)*	3,748
50,693	Ubisoft Entertainment SA (France)*	1,705
		5,453
FINANCIAL SERVICES—5.7%
3,426	Adyen NV (Netherlands)*,1	6,359
45,294	EXOR NV (Netherlands)	4,232
323,254	Investor AB Class B (Sweden)	6,602

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
143,111	Jio Financial Services Ltd. (India)*	$440
381,573	Wise PLC Class A (United Kingdom)*	3,806
		21,439
GROUND TRANSPORTATION—0.9%
41,901	Canadian Pacific Kansas City Ltd. (Canada)	3,448
HEALTH CARE EQUIPMENT & SUPPLIES—4.1%
29,354	Cochlear Ltd. (Australia)	4,722
341,580	Olympus Corp. (Japan)	5,574
73,740	Sysmex Corp. (Japan)	4,993
		15,289
HOTELS, RESTAURANTS & LEISURE—2.2%
56,368	MakeMyTrip Ltd. (India)*	1,622
210,540	Meituan Class B (China)*,1	4,019
750,096	Trainline PLC (United Kingdom)*,1	2,535
		8,176
HOUSEHOLD PRODUCTS—1.5%
114,140	Pigeon Corp. (Japan)	1,542
113,900	Unicharm Corp. (Japan)	4,214
		5,756
INSURANCE—2.9%
596,760	AIA Group Ltd. (Hong Kong)	5,970
656,100	Ping An Insurance Group Co. of China Ltd. Class H (China)	4,781
		10,751
INTERACTIVE MEDIA & SERVICES—4.9%
851,337	Auto Trader Group PLC (United Kingdom)[1]	7,061
164,698	Baidu, Inc. Class A (China)*	3,220
812,313	Rightmove PLC (United Kingdom)	5,952
791,400	Z Holdings Corp. (Japan)	2,206
		18,439
IT SERVICES—1.9%
105,158	Shopify, Inc. Class A (Canada)*	7,107
LEISURE PRODUCTS—2.4%
35,519	Games Workshop Group PLC (United Kingdom)	5,310
24,180	Shimano, Inc. (Japan)	3,645
		8,955
LIFE SCIENCES TOOLS & SERVICES—2.8%
6,255	Lonza Group AG (Switzerland)	3,634
5,495	Mettler-Toledo International, Inc. (United States)*	6,910
		10,544
MACHINERY—7.8%
593,059	Atlas Copco AB Class A (Sweden)	8,425
261,040	Epiroc AB Class B (Sweden)	4,435
12,180	SMC Corp. (Japan)	6,365
484,800	Techtronic Industries Co. Ltd. (Hong Kong)	5,507
194,287	Weir Group PLC (United Kingdom)	4,576
		29,308
OIL, GAS & CONSUMABLE FUELS—1.2%
143,111	Reliance Industries Ltd. (India)	4,437

⬤

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PERSONAL CARE PRODUCTS—2.4%
39,140	Kao Corp. (Japan)	$1,487
168,820	Shiseido Co. Ltd. (Japan)	7,402
		8,889
PROFESSIONAL SERVICES—2.7%
100,401	Experian PLC (United States)	3,880
53,372	Intertek Group PLC (United Kingdom)	2,990
98,100	Recruit Holdings Co. Ltd. (Japan)	3,398
		10,268
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.0%
13,433	ASML Holding NV (Netherlands)	9,621
569,580	LONGi Green Energy Technology Co. Ltd. Class A (China)	2,387
143,480	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[2]	14,226
		26,234
SOFTWARE—3.0%
41,105	Nemetschek SE (Germany)	2,991
32,217	Topicus.com, Inc. (Netherlands)*	2,541
67,899	Xero Ltd. (New Zealand)*	5,581
		11,113
SPECIALTY RETAIL—2.0%
176,680	Auto1 Group SE (Germany)*,1	1,904
214,687	Farfetch Ltd. Class A (United Kingdom)*	1,241
129,355	Zalando SE (Germany)*,1	4,466
		7,611

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—7.9%
17,724	adidas AG (Germany)	$3,578
127,630	Burberry Group PLC (United Kingdom)	3,643
55,981	Cie Financiere Richemont SA Class A (Switzerland)	9,015
6,482	Kering SA (France)	3,722
448,400	Li Ning Co. Ltd. (China)	2,734
7,594	LVMH Moet Hennessy Louis Vuitton SE (France)	7,053
		29,745
TRADING COMPANIES & DISTRIBUTORS—2.5%
62,582	Ashtead Group PLC (United Kingdom)	4,630
31,380	IMCD NV (Netherlands)	4,755
		9,385
TOTAL COMMON STOCKS (Cost $277,650)		365,121

PREFERRED STOCKS—2.0%

(Cost $1,874)
LIFE SCIENCES TOOLS & SERVICES—2.0%
18,074	Sartorius AG (Germany)	7,457
TOTAL INVESTMENTS—99.3% (Cost $279,524)		372,578
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		2,674
TOTAL NET ASSETS—100%		$375,252

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$3,782	$148,318	$—	$152,100
Latin America	16,099	—	—	16,099
Middle East/Central Asia	4,352	16,577	—	20,929
North America	21,212	3,880	—	25,092
Pacific Basin	14,226	136,675	—	150,901
Preferred Stocks
Europe	—	7,457	—	7,457
Total Investments in Securities	$59,671	$312,907	$—	$372,578
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2023, the aggregate value of these securities was $26,344 or 7% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—95.1%
Shares		Value
AIR FREIGHT & LOGISTICS—2.1%
90,688	Sankyu, Inc. (Japan)	$3,145
13,720,117	Singapore Post Ltd. (Singapore)	5,160
		8,305
AUTOMOBILE COMPONENTS—0.9%
2,560,730	Johnson Electric Holdings Ltd. (Hong Kong)	3,530
BANKS—1.3%
2,202,257	Virgin Money UK PLC (United Kingdom)	4,996
BEVERAGES—1.4%
429,166	AG Barr PLC (United Kingdom)	2,596
1,745,278	C&C Group PLC (Ireland)	3,091
		5,687
BUILDING PRODUCTS—2.2%
1,430,909	Genuit Group PLC (United Kingdom)	5,753
1,026,699	Reliance Worldwide Corp. Ltd. (United States)	2,917
		8,670
CAPITAL MARKETS—1.5%
2,872,041	TP ICAP Group PLC (United Kingdom)	5,862
CHEMICALS—3.6%
162,799	Neo Performance Materials, Inc. (Canada)	1,053
717,161	Tokai Carbon Co. Ltd. (Japan)	6,380
339,185	Victrex PLC (United Kingdom)	6,735
		14,168
COMMERCIAL SERVICES & SUPPLIES—4.8%
315,175	ISS AS (Denmark)	6,368
203,139	Loomis AB Class B (Sweden)	5,926
3,336,319	Serco Group PLC (United Kingdom)	6,649
		18,943
CONSTRUCTION & ENGINEERING—1.9%
354,828	Maire Tecnimont SpA (Italy)	1,458
412,541	Raito Kogyo Co. Ltd. (Japan)	5,976
		7,434
CONSUMER FINANCE—1.6%
83,369	Cembra Money Bank AG (Switzerland)	6,328
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
445,805	Qol Holdings Co. Ltd. (Japan)	5,318
CONTAINERS & PACKAGING—4.3%
507,648	Fuji Seal International, Inc. (Japan)	5,686
165,944	Huhtamaki Oyj (Finland)	5,899
564,081	Transcontinental, Inc. Class A (Canada)	5,599
		17,184
DISTRIBUTORS—4.6%
1,352,089	Bapcor Ltd. (Australia)	5,688
667,448	Inchcape PLC (United Kingdom)	7,020
166,516	PALTAC Corp. (Japan)	5,595
		18,303
ELECTRICAL EQUIPMENT—1.4%
118,104	Mersen SA (France)	5,559
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—7.5%
87,186	Amano Corp. (Japan)	1,981

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
658,761	Anritsu Corp. (Japan)	$5,187
138,789	AT&S Austria Technologie & Systemtechnik AG (Austria)	5,242
58,383	Landis & Gyr Group AG (Switzerland)*	5,069
288,672	Optex Group Co. Ltd. (Japan)	3,788
226,553	Topcon Corp. (Japan)	2,757
517,370	Venture Corp. Ltd. (Singapore)	5,833
		29,857
ENERGY EQUIPMENT & SERVICES—1.3%
234,333	Technip Energies NV (France)	5,341
FINANCIAL SERVICES—1.6%
914,736	Illimity Bank SpA (Italy)*	6,256
FOOD PRODUCTS—6.8%
124,715	Ariake Japan Co. Ltd. (Japan)	4,550
3,519,582	Aryzta AG (Switzerland)*	6,015
507,943	AustAsia Group Ltd. (China)*	117
1,198,451	Elders Ltd. (Australia)	5,876
363,367	Glanbia PLC (Ireland)	5,637
149,205	Morinaga & Co. Ltd. (Japan)	4,844
		27,039
GAS UTILITIES—1.8%
288,203	Rubis SCA (France)	7,107
GROUND TRANSPORTATION—1.2%
1,063,115	Redde Northgate PLC (United Kingdom)	4,699
HEALTH CARE EQUIPMENT & SUPPLIES—5.1%
248,224	Ansell Ltd. (Australia)	4,031
1,381,332	Arjo AB Class B (Sweden)	5,910
478,017	Eiken Chemical Co. Ltd. (Japan)	5,073
147,820	Jeol Ltd. (Japan)	5,070
		20,084
HEALTH CARE PROVIDERS & SERVICES—1.5%
331,572	Fagron NV (Belgium)	5,900
HOTELS, RESTAURANTS & LEISURE—2.5%
401,539	RESORTTRUST, Inc. (Japan)	6,349
867,862	Round One Corp. (Japan)	3,474
		9,823
INDUSTRIAL CONGLOMERATES—0.7%
102,067	Indus Holding AG (Germany)	2,732
INSURANCE—4.9%
149,905	ASR Nederland NV (Netherlands)	6,795
366,481	Coface SA (France)	5,369
1,434,206	Direct Line Insurance Group PLC (United Kingdom)	2,769
2,243,858	Mapfre SA (Spain)	4,664
		19,597
IT SERVICES—1.4%
217,045	Tietoevry OYJ (Finland)	5,537
LEISURE PRODUCTS—2.8%
284,575	Globeride, Inc. (Japan)	4,702
240,089	Spin Master Corp. (Canada)[1]	6,402
		11,104

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—9.4%
210,803	Construcciones y Auxiliar de Ferrocarriles SA (Spain)	$7,188
725,147	Husqvarna AB Class B (Sweden)	7,113
390,065	METAWATER Co. Ltd. (Japan)	5,030
764,473	Morgan Advanced Materials PLC (United Kingdom)	2,682
237,540	Nabtesco Corp. (Japan)	5,039
284,505	Norma Group SE (Germany)	5,020
374,700	OSG Corp. (Japan)	4,994
		37,066
MEDIA—4.1%
811,225	Atresmedia Corp. de Medios de Comunicacion SA (Spain)	3,363
200,347	Criteo SA ADR (France)*,2	6,672
140,652	RTL Group SA (Luxembourg)	6,075
		16,110
PERSONAL CARE PRODUCTS—1.4%
634,049	Ontex Group NV (Belgium)*	5,434
PROFESSIONAL SERVICES—0.8%
31,508	Open Up Group, Inc. (Japan)	494
133,591	Tinexta SpA (Italy)	2,495
		2,989

COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
567,842	X-FAB Silicon Foundries SE (Belgium)*,1	$6,882
SOFTWARE—2.6%
295,555	Computer Engineering & Consulting Ltd. (Japan)	3,563
766,526	TomTom NV (Netherlands)*	6,697
		10,260
TEXTILES, APPAREL & LUXURY GOODS—1.4%
6,310,867	Coats Group PLC (United Kingdom)	5,675
TRADING COMPANIES & DISTRIBUTORS—1.7%
796,457	BOC Aviation Ltd. (China)[1]	6,676
WIRELESS TELECOMMUNICATION SERVICES—0.0%
3,171	Airtel Africa PLC (Nigeria)[1]	5
TOTAL COMMON STOCKS (Cost $364,511)		376,460
TOTAL INVESTMENTS—95.1% (Cost $364,511)		376,460
CASH AND OTHER ASSETS, LESS LIABILITIES—4.9%		19,400
TOTAL NET ASSETS—100%		$395,860

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$14,160	$210,423	$—	$224,583
North America	13,055	2,917	—	15,972
Pacific Basin	—	135,905	—	135,905
Total Investments in Securities	$27,215	$349,245	$—	$376,460
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2023, the aggregate value of these securities was $19,965 or 5% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—2.0%
176,000	General Dynamics Corp.	$39,350
AUTOMOBILE COMPONENTS—1.9%
2,307,000	Cie Generale des Etablissements Michelin SCA ADR (France)[1]	37,766
BANKS—6.8%
400,000	Commerce Bancshares, Inc.	21,272
295,000	Cullen/Frost Bankers, Inc.	32,031
3,700,000	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	29,859
257,000	PNC Financial Services Group, Inc.	35,181
406,396	U.S. Bancorp	16,126
		134,469
BEVERAGES—4.5%
742,000	Coca-Cola Co.	45,952
157,000	Constellation Brands, Inc. Class A	42,830
		88,782
BIOTECHNOLOGY—2.3%
193,000	Amgen, Inc.	45,191
CAPITAL MARKETS—5.0%
161,000	Ameriprise Financial, Inc.	56,100
410,000	Blackstone, Inc.	42,964
		99,064
CHEMICALS—7.7%
1,165,000	Corteva, Inc.	65,741
226,000	Ecolab, Inc.	41,390
449,000	RPM International, Inc.	46,386
		153,517
CONSTRUCTION MATERIALS—3.0%
135,000	Martin Marietta Materials, Inc.	60,272
CONSUMER FINANCE—2.4%
412,000	Capital One Financial Corp.	48,212
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.9%
508,000	Sysco Corp.	38,765
ELECTRIC UTILITIES—2.2%
688,000	Xcel Energy, Inc.	43,158
ENTERTAINMENT—2.2%
478,000	Activision Blizzard, Inc. *	44,339
GAS UTILITIES—2.5%
415,000	Atmos Energy Corp.	50,510
HEALTH CARE EQUIPMENT & SUPPLIES—3.9%
520,000	Alcon, Inc. (Switzerland)	44,158
388,000	Medtronic PLC	34,051
		78,209
HOUSEHOLD DURABLES—5.6%
484,000	Lennar Corp. Class A	61,386
7,126	Lennar Corp. Class B	819

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
515,000	Sony Group Corp. ADR (Japan)[1]	$48,204
		110,409
HOUSEHOLD PRODUCTS—2.2%
284,000	Procter & Gamble Co.	44,389
INDUSTRIAL CONGLOMERATES—2.2%
223,000	Honeywell International, Inc.	43,291
INSURANCE—1.0%
193,479	Cincinnati Financial Corp.	20,814
LIFE SCIENCES TOOLS & SERVICES—2.7%
212,000	Danaher Corp.	54,073
MACHINERY—7.2%
301,000	Oshkosh Corp.	27,713
166,000	Parker-Hannifin Corp.	68,062
418,000	Xylem, Inc.	47,129
		142,904
OIL, GAS & CONSUMABLE FUELS—4.3%
1,720,000	Coterra Energy, Inc.	47,369
345,000	Phillips 66	38,485
		85,854
PHARMACEUTICALS—2.5%
457,000	Merck & Co., Inc.	48,739
RESIDENTIAL REITS—1.9%
522,000	Equity LifeStyle Properties, Inc.	37,156
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.6%
670,000	Microchip Technology, Inc.	62,940
360,000	QUALCOMM, Inc.	47,581
		110,521
SOFTWARE—12.8%
128,000	Adobe, Inc. *	69,910
171,000	ANSYS, Inc. *	58,499
206,000	Autodesk, Inc. *	43,670
245,000	Microsoft Corp.	82,300
		254,379
SPECIALIZED REITS—1.6%
288,000	Crown Castle, Inc.	31,188
TOTAL COMMON STOCKS (Cost $1,312,258)		1,945,321
TOTAL INVESTMENTS—97.9% (Cost $1,312,258)		1,945,321
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		42,666
TOTAL NET ASSETS—100%		$1,987,987

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—93.2%
Shares		Value
AEROSPACE & DEFENSE—6.2%
7,118	General Dynamics Corp.	$1,591
19,396	Hexcel Corp.	1,371
66,552	Spirit AeroSystems Holdings, Inc. Class A	2,118
12,792	Woodward, Inc.	1,540
		6,620
BANKS—1.2%
103,873	KeyCorp	1,279
BUILDING PRODUCTS—2.3%
39,868	Masco Corp.	2,419
CAPITAL MARKETS—7.2%
17,708	Houlihan Lokey, Inc. Class A	1,768
17,733	Intercontinental Exchange, Inc.	2,036
19,641	Raymond James Financial, Inc.	2,162
26,562	Stifel Financial Corp.	1,688
		7,654
CHEMICALS—4.6%
8,096	Albemarle Corp.	1,719
17,659	Eastman Chemical Co.	1,511
24,043	Scotts Miracle-Gro Co.	1,684
		4,914
COMMERCIAL SERVICES & SUPPLIES—3.6%
19,494	Republic Services, Inc. Class A	2,946
21,622	Stericycle, Inc. *	918
		3,864
COMMUNICATIONS EQUIPMENT—1.0%
20,252	Lumentum Holdings, Inc. *	1,060
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.2%
17,170	Sysco Corp.	1,310
CONTAINERS & PACKAGING—2.5%
8,365	Packaging Corp. of America	1,283
29,791	Sealed Air Corp.	1,359
		2,642
ELECTRICAL EQUIPMENT—1.6%
40,797	Sensata Technologies Holding PLC	1,724
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.0%
13,233	Arrow Electronics, Inc. *	1,886
14,602	Keysight Technologies, Inc. *	2,352
		4,238
ENERGY EQUIPMENT & SERVICES—2.2%
36,982	ChampionX Corp.	1,317
23,016	Helmerich & Payne, Inc.	1,030
		2,347
FINANCIAL SERVICES—1.4%
13,722	Global Payments, Inc.	1,513
GROUND TRANSPORTATION—1.4%
46,374	CSX Corp.	1,545
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
31,845	DENTSPLY SIRONA, Inc.	1,322

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—3.0%
8,928	AmerisourceBergen Corp.	$1,668
7,216	Laboratory Corp. of America Holdings	1,544
		3,212
HOTELS, RESTAURANTS & LEISURE—2.4%
14,969	Darden Restaurants, Inc.	2,529
HOUSEHOLD DURABLES—2.1%
17,439	DR Horton, Inc.	2,215
INDUSTRIAL REITS—1.7%
56,597	Americold Realty Trust, Inc.	1,835
INSURANCE—5.4%
14,627	Progressive Corp.	1,843
13,575	Reinsurance Group of America, Inc.	1,905
10,699	RenaissanceRe Holdings Ltd. (Bermuda)	1,998
		5,746
IT SERVICES—1.9%
21,646	Akamai Technologies, Inc. *	2,046
LIFE SCIENCES TOOLS & SERVICES—3.4%
14,871	Agilent Technologies, Inc.	1,811
4,452	Bio-Rad Laboratories, Inc. Class A*	1,804
		3,615
MACHINERY—4.6%
6,188	Cummins, Inc.	1,614
9,270	Dover Corp.	1,353
7,045	Snap-on, Inc.	1,919
		4,886
MULTI-UTILITIES—1.2%
14,186	WEC Energy Group, Inc.	1,275
OFFICE REITS—1.1%
17,072	Boston Properties, Inc.	1,137
OIL, GAS & CONSUMABLE FUELS—2.7%
67,457	Coterra Energy, Inc.	1,858
24,190	Murphy Oil Corp.	1,046
		2,904
PHARMACEUTICALS—1.2%
26,538	Catalent, Inc. *	1,288
PROFESSIONAL SERVICES—1.4%
8,952	Broadridge Financial Solutions, Inc.	1,503
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.3%
29,130	CBRE Group, Inc. Class A*	2,427
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.6%
10,836	Applied Materials, Inc.	1,643
23,285	Entegris, Inc.	2,555
15,385	Skyworks Solutions, Inc.	1,759
		5,957
SOFTWARE—6.5%
6,849	ANSYS, Inc. *	2,343
27,125	Black Knight, Inc. *	1,907

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
6,042	Synopsys, Inc. *	$2,730
		6,980
SPECIALIZED REITS—1.4%
6,996	SBA Communications Corp. Class A	1,532
SPECIALTY RETAIL—0.7%
8,839	TJX Cos., Inc.	765
TRADING COMPANIES & DISTRIBUTORS—3.0%
39,550	Air Lease Corp. Class A	1,675

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
11,887	GATX Corp.	$1,490
		3,165
TOTAL COMMON STOCKS (Cost $88,859)		99,468
TOTAL INVESTMENTS—93.2% (Cost $88,859)		99,468
CASH AND OTHER ASSETS, LESS LIABILITIES—6.8%		7,305
TOTAL NET ASSETS—100%		$106,773

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.7%
Shares		Value
AEROSPACE & DEFENSE—1.5%
3,700	Huntington Ingalls Industries, Inc.	$850
15,200	Moog, Inc. Class A	1,602
26,100	Textron, Inc.	2,030
		4,482
AUTOMOBILE COMPONENTS—1.5%
137,900	American Axle & Manufacturing Holdings, Inc. *	1,303
36,000	BorgWarner, Inc.	1,674
68,900	Goodyear Tire & Rubber Co. *	1,108
7,200	Phinia, Inc. *	204
		4,289
AUTOMOBILES—1.3%
62,200	Harley-Davidson, Inc.	2,401
11,400	Thor Industries, Inc.	1,317
		3,718
BANKS—3.6%
83,200	Citizens Financial Group, Inc.	2,684
42,800	Fifth Third Bancorp	1,245
127,600	KeyCorp	1,571
147,700	Regions Financial Corp.	3,009
52,900	Zions Bancorp NA	2,023
		10,532
BEVERAGES—1.5%
63,900	Molson Coors Beverage Co. Class B	4,458
BIOTECHNOLOGY—1.4%
176,100	Ironwood Pharmaceuticals, Inc. Class A*	1,953
8,800	United Therapeutics Corp. *	2,136
		4,089
BROADLINE RETAIL—1.1%
30,000	eBay, Inc.	1,335
20,400	Kohl’s Corp.	581
82,300	Macy’s, Inc.	1,365
		3,281
BUILDING PRODUCTS—1.4%
29,300	Owens Corning	4,102
CAPITAL MARKETS—3.5%
10,600	Ameriprise Financial, Inc.	3,693
60,800	Bank of New York Mellon Corp.	2,758
30,900	Jefferies Financial Group, Inc.	1,137
1,269	Lazard Ltd. Class A	44
34,300	State Street Corp.	2,485
		10,117
CHEMICALS—3.6%
56,013	Chemours Co.	2,071
14,300	Eastman Chemical Co.	1,224
95,300	Huntsman Corp.	2,837
16,170	Ingevity Corp. *	1,035
52,300	Koppers Holdings, Inc.	2,001
12,600	LyondellBasell Industries NV Class A	1,246
		10,414
CONSUMER FINANCE—3.3%
117,500	Ally Financial, Inc.	3,588
10,900	Discover Financial Services	1,151

COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—Continued
166,600	Navient Corp.	$3,172
46,400	Synchrony Financial	1,603
		9,514
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.2%
14,329	Ingles Markets, Inc. Class A	1,215
87,900	Kroger Co.	4,276
71,500	Sprouts Farmers Market, Inc. *	2,806
31,500	Walgreens Boots Alliance, Inc.	944
		9,241
CONTAINERS & PACKAGING—3.0%
33,400	Berry Global Group, Inc.	2,190
21,200	Greif, Inc. Class A	1,568
78,400	O-I Glass, Inc. *	1,800
37,300	Silgan Holdings, Inc.	1,636
45,900	Westrock Co.	1,528
		8,722
DIVERSIFIED CONSUMER SERVICES—0.4%
36,800	H&R Block, Inc.	1,237
ELECTRIC UTILITIES—1.2%
88,600	NRG Energy, Inc.	3,366
ELECTRICAL EQUIPMENT—1.7%
21,800	Atkore, Inc. *	3,459
8,200	Encore Wire Corp.	1,400
		4,859
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.8%
23,300	Arrow Electronics, Inc. *	3,321
24,200	Avnet, Inc.	1,174
41,300	Jabil, Inc.	4,571
4,500	Methode Electronics, Inc.	151
31,200	Sanmina Corp. *	1,917
10,300	TD SYNNEX Corp.	1,017
69,800	Vishay Intertechnology, Inc.	1,965
		14,116
FINANCIAL SERVICES—3.1%
79,987	Banco Latinoamericano de Comercio Exterior SA (Panama)	1,865
132,900	MGIC Investment Corp.	2,225
19,700	PennyMac Financial Services, Inc.	1,482
77,000	Radian Group, Inc.	2,074
117,600	Western Union Co.	1,432
		9,078
FOOD PRODUCTS—2.5%
24,900	Archer-Daniels-Midland Co.	2,116
47,700	Conagra Brands, Inc.	1,565
23,800	Ingredion, Inc.	2,648
15,400	Tyson Foods, Inc. Class A	858
		7,187
GAS UTILITIES—1.2%
40,000	National Fuel Gas Co.	2,124
47,700	UGI Corp.	1,288
		3,412

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—0.9%
26,268	Ryder System, Inc.	$2,683
HEALTH CARE PROVIDERS & SERVICES—4.3%
41,800	Cardinal Health, Inc.	3,823
37,400	Centene Corp. *	2,547
13,100	DaVita, Inc. *	1,336
4,800	Laboratory Corp. of America Holdings	1,027
6,100	McKesson Corp.	2,455
10,200	Universal Health Services, Inc. Class B	1,417
		12,605
HEALTH CARE REITS—1.3%
114,400	Medical Properties Trust, Inc.	1,154
50,900	Omega Healthcare Investors, Inc.	1,624
80,100	Sabra Health Care REIT, Inc.	1,041
		3,819
HOTEL & RESORT REITS—0.6%
137,900	Hersha Hospitality Trust Class A	863
102,411	Service Properties Trust	870
		1,733
HOTELS, RESTAURANTS & LEISURE—0.5%
56,500	Bloomin' Brands, Inc.	1,518
HOUSEHOLD DURABLES—4.9%
49,557	Ethan Allen Interiors, Inc.	1,560
11,400	Meritage Homes Corp.	1,698
48,400	PulteGroup, Inc.	4,084
45,800	Toll Brothers, Inc.	3,679
23,500	Whirlpool Corp.	3,390
		14,411
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.2%
123,200	Vistra Corp.	3,457
INSURANCE—6.5%
43,700	Aflac, Inc.	3,161
9,200	American Financial Group, Inc.	1,119
34,900	American International Group, Inc.	2,104
21,800	First American Financial Corp.	1,382
62,400	Hartford Financial Services Group, Inc.	4,485
35,800	Lincoln National Corp.	1,004
129,100	Old Republic International Corp.	3,559
20,900	Universal Insurance Holdings, Inc.	325
37,000	Unum Group	1,798
		18,937
IT SERVICES—0.7%
73,300	DXC Technology Co. *	2,027
LEISURE PRODUCTS—0.6%
19,500	Brunswick Corp.	1,683
LIFE SCIENCES TOOLS & SERVICES—0.0%
4,800	Fortrea Holdings, Inc. *	153
MACHINERY—7.3%
32,700	AGCO Corp.	4,352
59,300	Allison Transmission Holdings, Inc.	3,480
17,600	Cummins, Inc.	4,590
18,300	Mueller Industries, Inc.	1,484
15,100	Snap-on, Inc.	4,114

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
24,500	Timken Co.	$2,275
70,400	Titan International, Inc. *	879
		21,174
MEDIA—2.2%
64,500	Fox Corp. Class A	2,158
15,600	Nexstar Media Group, Inc. Class A	2,913
78,300	TEGNA, Inc.	1,323
		6,394
METALS & MINING—1.3%
13,000	Reliance Steel & Aluminum Co.	3,807
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
41,650	Annaly Capital Management, Inc.	837
OFFICE REITS—1.1%
99,400	Brandywine Realty Trust	502
240,078	Franklin Street Properties Corp.	403
52,750	Office Properties Income Trust	406
139,000	Paramount Group, Inc.	728
138,248	Piedmont Office Realty Trust, Inc. Class A	1,029
		3,068
OIL, GAS & CONSUMABLE FUELS—4.2%
55,700	APA Corp.	2,255
33,200	Devon Energy Corp.	1,793
42,400	HF Sinclair Corp.	2,209
18,300	Marathon Petroleum Corp.	2,434
19,500	Phillips 66	2,175
10,700	Valero Energy Corp.	1,379
3,636	Vitesse Energy, Inc.	92
		12,337
PAPER & FOREST PRODUCTS—0.3%
20,900	Sylvamo Corp.	1,026
PASSENGER AIRLINES—1.7%
36,000	Alaska Air Group, Inc. *	1,751
33,100	Delta Air Lines, Inc.	1,531
31,500	United Airlines Holdings, Inc. *	1,711
		4,993
PHARMACEUTICALS—2.0%
26,800	Jazz Pharmaceuticals PLC *	3,495
13,800	Prestige Consumer Healthcare, Inc. *	900
142,800	Viatris, Inc.	1,504
		5,899
PROFESSIONAL SERVICES—1.2%
27,500	ManpowerGroup, Inc.	2,169
23,800	SS&C Technologies Holdings, Inc.	1,387
		3,556
RETAIL REITS—2.8%
121,600	Brixmor Property Group, Inc.	2,765
17,000	Simon Property Group, Inc.	2,118
95,800	SITE Centers Corp.	1,346
82,900	Tanger Factory Outlet Centers, Inc.	1,941
		8,170

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.0%
113,200	Amkor Technology, Inc.	$3,293
25,600	Diodes, Inc. *	2,419
		5,712
SOFTWARE—0.5%
55,300	Dropbox, Inc. Class A*	1,490
SPECIALTY RETAIL—3.8%
20,400	Best Buy Co., Inc.	1,694
9,500	Dick’s Sporting Goods, Inc.	1,339
67,500	Foot Locker, Inc.	1,814
6,800	Group 1 Automotive, Inc.	1,758
36,200	ODP Corp. *	1,806
15,700	Penske Automotive Group, Inc.	2,534
		10,945
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.2%
147,900	HP, Inc.	4,856

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
93,900	Xerox Holdings Corp.	$1,500
		6,356
TEXTILES, APPAREL & LUXURY GOODS—0.5%
25,800	Capri Holdings Ltd. *	952
28,100	G-III Apparel Group Ltd. *	582
		1,534
TOTAL COMMON STOCKS (Cost $245,951)		290,538
TOTAL INVESTMENTS—99.7% (Cost $245,951)		290,538
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		841
TOTAL NET ASSETS—100%		$291,379

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—95.5%
Shares		Value
AEROSPACE & DEFENSE—1.8%
290,066	Hexcel Corp.	$20,502
AUTOMOBILE COMPONENTS—1.4%
103,210	Visteon Corp. *	15,904
BANKS—1.3%
1,043,980	New York Community Bancorp, Inc.	14,480
BIOTECHNOLOGY—9.5%
572,120	89bio, Inc. *	9,062
871,407	Alkermes PLC *	25,515
335,820	Ascendis Pharma AS ADR (Denmark)*,1	30,274
280,460	Cerevel Therapeutics Holdings, Inc. *	8,579
152,480	CRISPR Therapeutics AG (Switzerland)*	8,742
209,882	MoonLake Immunotherapeutics Class A*	12,763
704,525	Rocket Pharmaceuticals, Inc. *	12,717
		107,652
BUILDING PRODUCTS—2.1%
222,340	AAON, Inc.	23,403
CAPITAL MARKETS—1.1%
437,003	StepStone Group, Inc. Class A	12,267
CHEMICALS—3.3%
453,860	Avient Corp.	18,395
601,520	Axalta Coating Systems Ltd. *	19,248
		37,643
COMMERCIAL SERVICES & SUPPLIES—2.0%
282,250	Casella Waste Systems, Inc. Class A*	22,775
COMMUNICATIONS EQUIPMENT—2.9%
272,150	Calix, Inc. *	12,277
131,093	F5, Inc. *	20,744
		33,021
CONSTRUCTION & ENGINEERING—1.9%
459,559	WillScot Mobile Mini Holdings Corp. *	22,036
ELECTRICAL EQUIPMENT—1.4%
374,800	Sensata Technologies Holding PLC	15,835
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
86,400	Fabrinet (Taiwan)*	10,682
ENERGY EQUIPMENT & SERVICES—2.9%
337,840	ChampionX Corp.	12,027
1,719,840	NexTier Oilfield Solutions, Inc. *	20,501
		32,528
FINANCIAL SERVICES—5.5%
728,388	Flywire Corp. *	24,867
331,490	Shift4 Payments, Inc. Class A*	22,869
76,681	WEX, Inc. *	14,520
		62,256
GROUND TRANSPORTATION—2.3%
62,610	Saia, Inc. *	26,493
HEALTH CARE EQUIPMENT & SUPPLIES—6.1%
243,610	Haemonetics Corp. *	22,471
97,830	Inspire Medical Systems, Inc. *	28,156

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
214,580	Lantheus Holdings, Inc. *	$18,559
		69,186
HEALTH CARE PROVIDERS & SERVICES—2.7%
893,837	Option Care Health, Inc. *	30,194
HEALTH CARE TECHNOLOGY—1.2%
1,057,040	Veradigm, Inc. *	14,291
HOTELS, RESTAURANTS & LEISURE—6.8%
142,532	Churchill Downs, Inc.	16,512
242,930	Planet Fitness, Inc. Class A*	16,408
202,790	Texas Roadhouse, Inc. Class A	22,621
128,180	Wingstop, Inc.	21,609
		77,150
HOUSEHOLD DURABLES—3.7%
179,533	M/I Homes, Inc. *	17,953
163,017	Meritage Homes Corp.	24,282
		42,235
INDUSTRIAL REITS—1.0%
304,320	STAG Industrial, Inc.	11,047
INSURANCE—4.5%
60,184	Kinsale Capital Group, Inc.	22,426
170,744	Palomar Holdings, Inc. *	10,340
85,400	Primerica, Inc.	18,165
		50,931
LEISURE PRODUCTS—1.6%
194,303	BRP, Inc.	17,915
LIFE SCIENCES TOOLS & SERVICES—2.6%
226,250	Azenta, Inc. *	10,629
48,026	Bio-Rad Laboratories, Inc. Class A*	19,468
		30,097
MACHINERY—4.2%
287,164	ITT, Inc.	28,601
98,410	Lincoln Electric Holdings, Inc.	19,752
		48,353
OIL, GAS & CONSUMABLE FUELS—2.3%
679,940	Northern Oil & Gas, Inc.	26,769
PHARMACEUTICALS—1.2%
977,826	Innoviva, Inc. *	13,249
PROFESSIONAL SERVICES—1.6%
263,748	WNS Holdings Ltd. ADR (India)*,1	18,228
RETAIL REITS—1.7%
474,100	Spirit Realty Capital, Inc.	19,120
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.2%
132,670	Impinj, Inc. *	8,838
190,790	Kulicke & Soffa Industries, Inc. (Singapore)	11,425
107,350	Universal Display Corp.	15,660
		35,923
SOFTWARE—9.7%
543,109	Box, Inc. Class A*	16,972

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
344,324	Domo, Inc. Class B*	$6,153
266,630	Dynatrace, Inc. *	14,582
583,269	Samsara, Inc. Class A*	16,297
819,790	SentinelOne, Inc. Class A*	13,666
644,890	Smartsheet, Inc. Class A*	28,633
280,250	Tenable Holdings, Inc. *	13,637
		109,940
SPECIALTY RETAIL—0.6%
309,495	National Vision Holdings, Inc. *	6,694

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.5%
16,640	Super Micro Computer, Inc. *	$5,496
TOTAL COMMON STOCKS (Cost $940,720)		1,084,295
TOTAL INVESTMENTS—95.5% (Cost $940,720)		1,084,295
CASH AND OTHER ASSETS, LESS LIABILITIES—4.5%		50,652
TOTAL NET ASSETS—100%		$1,134,947

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.5%
Shares		Value
AEROSPACE & DEFENSE—8.8%
825,522	AAR Corp. *	$49,366
805,568	Hexcel Corp.	56,937
420,172	Moog, Inc. Class A	44,303
1,071,810	Parsons Corp. *	52,969
		203,575
BANKS—10.9%
837,494	Enterprise Financial Services Corp.	34,337
1,148,205	First Merchants Corp.	36,880
827,232	Heartland Financial USA, Inc.	28,407
616,861	SouthState Corp.	47,912
1,475,448	Trustmark Corp.	38,745
854,597	United Bankshares, Inc.	28,578
1,325,509	United Community Banks, Inc.	38,533
		253,392
CAPITAL MARKETS—4.4%
694,966	Houlihan Lokey, Inc. Class A	69,392
511,390	Stifel Financial Corp.	32,494
		101,886
CHEMICALS—3.7%
592,346	Cabot Corp.	42,057
620,282	Scotts Miracle-Gro Co.	43,444
		85,501
COMMERCIAL SERVICES & SUPPLIES—3.1%
891,084	Casella Waste Systems, Inc. Class A*	71,902
CONSUMER FINANCE—1.8%
435,565	FirstCash Holdings, Inc.	41,501
ELECTRICAL EQUIPMENT—2.0%
438,416	EnerSys	47,489
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—8.0%
358,030	Advanced Energy Industries, Inc.	44,818
742,855	CTS Corp.	33,154
168,753	Littelfuse, Inc.	51,402
674,442	Methode Electronics, Inc.	22,688
338,647	Plexus Corp. *	33,353
		185,415
ENERGY EQUIPMENT & SERVICES—6.1%
1,526,758	Archrock, Inc.	17,802
1,277,620	Core Laboratories, Inc.	33,205
453,239	DMC Global, Inc. *	8,548
844,905	Helmerich & Payne, Inc.	37,827
1,932,108	Oceaneering International, Inc. *	43,376
		140,758
FOOD PRODUCTS—2.5%
839,204	Darling Ingredients, Inc. *	58,115
GROUND TRANSPORTATION—1.3%
295,888	Ryder System, Inc.	30,225
HEALTH CARE EQUIPMENT & SUPPLIES—4.5%
467,492	CONMED Corp.	56,590
518,802	Integer Holdings Corp. *	47,979
		104,569

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—1.3%
2,133,357	Pediatrix Medical Group, Inc. *	$29,291
HOTEL & RESORT REITS—1.0%
1,480,009	Pebblebrook Hotel Trust	22,866
HOTELS, RESTAURANTS & LEISURE—4.3%
1,205,216	Cheesecake Factory, Inc.	44,328
381,975	Cracker Barrel Old Country Store, Inc.	35,600
5,090,524	Sabre Corp. *	20,871
		100,799
HOUSEHOLD DURABLES—3.3%
256,551	Helen of Troy Ltd. *	36,250
274,224	Meritage Homes Corp.	40,846
		77,096
INDUSTRIAL REITS—1.8%
1,163,598	STAG Industrial, Inc.	42,239
INSURANCE—3.2%
537,615	Horace Mann Educators Corp.	16,198
335,796	Reinsurance Group of America, Inc.	47,129
452,099	United Fire Group, Inc.	10,869
		74,196
MACHINERY—10.3%
453,239	Albany International Corp. Class A	43,638
1,275,909	Flowserve Corp.	48,178
663,040	Franklin Electric Co., Inc.	65,522
525,073	SPX Technologies, Inc. *	44,426
397,368	Timken Co.	36,900
		238,664
OFFICE REITS—1.3%
1,127,110	Corporate Office Properties Trust	29,305
PROFESSIONAL SERVICES—1.0%
221,774	TriNet Group, Inc. *	23,337
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.6%
1,040,454	Amkor Technology, Inc.	30,267
412,191	Diodes, Inc. *	38,948
268,523	Entegris, Inc.	29,459
1,460,626	FormFactor, Inc. *	54,277
		152,951
SOFTWARE—3.5%
1,330,640	Box, Inc. Class A*	41,583
643,086	Envestnet, Inc. *	39,858
		81,441
TEXTILES, APPAREL & LUXURY GOODS—0.8%
1,430,980	Wolverine World Wide, Inc.	18,130

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—2.0%
370,003	GATX Corp.	$46,384
TOTAL COMMON STOCKS (Cost $1,623,341)		2,261,027
TOTAL INVESTMENTS—97.5% (Cost $1,623,341)		2,261,027
CASH AND OTHER ASSETS, LESS LIABILITIES—2.5%		58,147
TOTAL NET ASSETS—100%		$2,319,174

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Funds
Notes to Portfolios of Investments—July 31, 2023 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2023, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Disruptive Innovation Fund
Harbor Diversified International All Cap Fund
Harbor Global Leaders Fund
Harbor International Fund
Harbor International Core Fund
Harbor International Growth Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Adviser to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

⬤

Harbor Funds
Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Adviser as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
NOTE 3—SUBSEQUENT EVENTS
At the meeting of the Board of Trustees voted to liquidate and dissolve Harbor Global Leaders Fund. The liquidation of the Fund occurred on August 23, 2023. Additional information related to the liquidation can be found in the supplement to the Fund’s prospectus and statement of additional information as filed with the SEC on May 25, 2023.
Please refer to the most recent annual or semi-annual reports on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

⬤